UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file number 811-07899
                                   811-07885

Name of Fund: Small Cap Index Fund of Merrill Lynch Index Funds, Inc.
              Master Small Cap Index Series of Quantitative Master Series Trust

Fund Address: P.O. Box 9011
              Princeton, NJ 08543-9011

Name and address of agent for service: Robert C. Doll, Jr., Chief Executive
      Officer, Small Cap Index Fund of Merrill Lynch Index Funds, Inc. and Master Small Cap Index Series of Quantitative Master Series Trust, 800 Scudders Mill Road, Plainsboro, NJ 08536. Mailing address: P.O. Box 9011, Princeton, NJ 08543-9011

Registrant's telephone number, including area code: (609) 282-2800

Date of fiscal year end: 12/31/05

Date of reporting period: 01/01/05 - 12/31/05

Item 1 - Report to Stockholders

                              Merrill Lynch
                              Small Cap Index Fund
                              Of Merrill Lynch Index Funds, Inc.

                              Annual Report
                              December 31, 2005

Merrill Lynch Small Cap Index Fund

Important Tax Information

The following information is provided with respect to the ordinary income distributions paid by Merrill Lynch Small Cap Index Fund of Merrill Lynch Index Funds, Inc. during the fiscal year ended December 31, 2005:

================================================================================
Record Date                                    July 21, 2005   December 15, 2005
Payable Date                                   July 27, 2005   December 21, 2005
================================================================================
Qualified Dividend
Income for Individuals                               100%             100%
--------------------------------------------------------------------------------
Dividends Qualifying for the
Dividends Received Deduction
for Corporations                                     100%             100%
--------------------------------------------------------------------------------
Interest-Related Dividends for
Non-U.S. Residents                                    --             9.42%*
--------------------------------------------------------------------------------
* Represents the portion of the taxable ordinary income dividends eligible for exemption from U.S. withholding tax for non-resident aliens and foreign corporations.

Availability of Quarterly Schedule of Investments

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available on the SEC's Web site at http://www.sec.gov. The Fund's Forms N-Q may also be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Electronic Delivery

The Fund offers electronic delivery of communications to its shareholders. In order to receive this service, you must register your account and provide us with e-mail information. To sign up for this service, simply access this Web site at http://www.icsdelivery.com/live and follow the instructions. When you visit this site, you will obtain a personal identification number (PIN). You will need this PIN should you wish to update your e-mail address, choose to discontinue this service and/or make any other changes to the service. This service is not available for certain retirement accounts at this time.


2       MERRILL LYNCH SMALL CAP INDEX FUND      DECEMBER 31, 2005

A Letter From the President

Dear Shareholder

On balance, 2005 was a year of "muddling through" for the U.S. financial markets, as oil prices reached new record highs, the Federal Reserve Board (the
Fed) increased the target federal funds rate from 2.25% to 4.25%, the housing market and the consumer finally showed some signs of slowing, and Hurricanes Katrina and Rita ravaged the Gulf Coast, causing yet untold economic damage.

Although they struggled, stocks managed to post their third straight year of positive performance. The year was equally uncertain for fixed income markets, which were bemused by a flattening yield curve and a number of significant credit events that brought a slowdown in high yield market returns. Notably, the one-year results for the major asset classes -- stocks, bonds and cash -- were the closest they have been in more than 100 years. For the 12- and six-month periods ended December 31, 2005, most of the major market indexes managed to land in positive territory:

Total Returns as of December 31, 2005                                 6-month      12-month
===========================================================================================
U.S. equities (Standard & Poor's 500 Index)                           + 5.77%       + 4.91%
-------------------------------------------------------------------------------------------
Small-cap U.S. equities (Russell 2000 Index)                          + 5.88        + 4.55
-------------------------------------------------------------------------------------------
International equities (MSCI Europe Australasia Far East Index)       +14.88        +13.54
-------------------------------------------------------------------------------------------
Fixed income (Lehman Brothers Aggregate Bond Index)                   - 0.08        + 2.43
-------------------------------------------------------------------------------------------
Tax-exempt fixed income (Lehman Brothers Municipal Bond Index)        + 0.60        + 3.51
-------------------------------------------------------------------------------------------
High yield bonds (Credit Suisse First Boston High Yield Index)        + 1.48        + 2.26
-------------------------------------------------------------------------------------------

In hindsight, these numbers are reasonably good given the headwinds facing the markets in 2005. U.S. equities found support in strong corporate earnings, low core inflation and healthy company balance sheets. Strength in the global economy and non-U.S. equity markets helped, as did robust dividend-distribution, share-buyback and merger-and-acquisition activity. International stocks had an excellent year, with many markets benefiting from strong economic statistics, trade surpluses and solid finances. In the U.S. bond market, long-term yields remained low and, at year-end, the Treasury curve appeared ready to invert.

As 2006 begins, the largest question marks center on the Fed's future moves, the U.S. consumer's ability (or inability) to continue spending, the direction of the U.S. dollar following a year of appreciation and the potential for continued strong economic and corporate earnings growth. As you turn the calendar and consider how these factors might impact your investments, remember that the new year is a good time to meet with your financial advisor to review your financial goals, and to make portfolio changes where necessary. For investing insights and timely "food for thought" for investors, we also invite you to visit Shareholder magazine at www.mlim.ml.com/shareholdermagazine.

As always, we thank you for trusting Merrill Lynch Investment Managers with your investment assets, and we look forward to serving you in the new year and beyond.

                                                  Sincerely,


                                                  /s/ Robert C. Doll, Jr.

                                                  Robert C. Doll, Jr.
                                                  President and Director/Trustee


        MERRILL LYNCH SMALL CAP INDEX FUND      DECEMBER 31, 2005              3

A Discussion With Your Fund's Portfolio Managers

      Returns for small cap stocks, as measured by the Russell 2000 Index, lagged those of their mid cap and large cap counterparts for the fiscal year.

How did the Fund perform during the fiscal year in light of the existing market conditions?

For the 12-month period ended December 31, 2005, Merrill Lynch Small Cap Index Fund's Class A and Class I Shares had total returns of +3.88% and +4.16%, respectively. For the same period, the benchmark Russell 2000 Index returned +4.55%. (Complete performance information can be found on pages 6 and 7 of this report to shareholders.)

The Russell 2000 Index is a market-weighted index composed of approximately 2,000 common stocks issued by small capitalization U.S. companies in a range of businesses. As the value of the Russell 2000 Index fluctuated during the past 12 months, the Fund's performance generally tracked that of the Index.

The U.S. equity markets exhibited substantial volatility over the 12-month period, moving sideways for much of the year. The period got off to a rough start after a very strong fourth quarter of 2004. Economically sensitive and small-capitalization stocks fared the worst out of the gate. January 2005 was characterized by mixed economic data, higher interest rates, disappointing corporate earnings reports and climbing oil prices. In February, the market reversed course and performed well, even as productivity growth slowed and oil prices continued to climb. By March, however, stock prices resumed their downward slide, hurt by a combination of a worse-than-expected trade deficit, mixed economic news, continued high oil prices and rising interest rates.

In April, retail sales, payroll data, and consumer and business sentiment weakened. For most of the month, equity markets were dogged by continuing inflationary concerns, particularly as the price of oil climbed above $57 per barrel. The month closed with the release of March data indicating a particularly large jump in the Consumer Price Index, which worried investors concerned about the prospect of higher interest rates. May brought the announcement of slower-than-expected economic growth (with 3.1% gross domestic product growth in the first quarter). But despite concerns over slower economic activity, decelerating corporate profit growth and high oil prices, first-quarter earnings reports remained strong, leading to a stock market rally. June, however, brought a slowdown in the equity market as further worries about a slower economy dampened markets.

July was an impressive month for equity performance. The market was able to overcome the drag provided by a strong dollar, higher energy prices and a major terrorist attack in London. The attack caused an immediate 4% drop in the Standard & Poor's 500 Index. However, investors quickly rebounded, and the market losses were recovered just one day later. August brought another reversal, as higher oil prices continued to engender fears of economic weakness. In the aftermath of Hurricane Katrina, the price of oil reached $70 per barrel. The market turned slightly positive in September as improved profits in the energy sector offset weakness in the retail, transportation, tourism and insurance sectors.

Stock prices slid again in October amid continued signs of a slower economy and renewed concerns about inflation. Despite economic growth of 4.1% for the third quarter of 2005, short-term interest rates rose, oil prices remained historically high and consumer confidence declined. In November, equities were resilient in the face of further interest rate hikes, high energy prices and the strength of the U.S. dollar, which cut into the profits of domestic companies that do business internationally. Stock values rebounded as companies' strong productivity and high profit margins led to solid earnings growth, and as oil prices fell to the mid-$50-per-barrel range. After nearly six weeks of stock market gains, equity performance was uninspiring in December, with thin trading volumes causing volatile movements in stock prices. Compounding the mixed results and leaving investors uncertain about the direction of the economy in 2006 was the fact that the yield curve inverted between the two-year and 10-year sectors at the end of December. That is, 10-year bond yields fell below the two-year bond yield. Such inversions are historically a harbinger of an economic downturn.

For the full 12-month period, small cap stocks, as measured by the Russell 2000 Index, lagged the +12.56% return of the S&P MidCap 400 Index and the +4.91% return of the large-cap S&P 500 Index.

As expected, interest rates moved considerably during the period as the yield curve flattened. The Federal Reserve continued its "measured" pace of monetary tightening by raising the federal funds rate in 25 basis point increments eight times in 2005. This brought the target short-term interest rate to 4.25% by year-end.


4       MERRILL LYNCH SMALL CAP INDEX FUND      DECEMBER 31, 2005

What changes were made to the portfolio during the period?

On June 24, 2005, the Russell 2000 Index underwent its annual reconstitution. To maintain the Fund's tight tracking to the benchmark, we adjusted the portfolio to be in line with the new benchmark as of the rebalancing's effective date.

How would you characterize the portfolio's position at the close of the period?

After several years of above-average growth, the economy and corporate earnings are likely to slow in 2006. Against this backdrop, the Fund remains positioned to match the risk characteristics of its benchmark, whatever direction the markets take.

Vincent J. Costa, CFA
Vice President and Co-Portfolio Manager

Debra L. Jelilian
Vice President and Co-Portfolio Manager

Jeffrey L. Russo, CFA
Vice President and Co-Portfolio Manager

January 9, 2006


        MERRILL LYNCH SMALL CAP INDEX FUND      DECEMBER 31, 2005              5

Performance Data

About Fund Performance

Investors are able to purchase shares of the Fund, which offers two pricing alternatives:

o Class A Shares do not incur an initial sales charge (front-end load) or deferred sales charge and bear no ongoing distribution fee. In addition, Class A Shares are subject to an ongoing account maintenance fee of .25% per year.

o Class I Shares do not incur an initial sales charge (front-end load) or deferred sales charge and bear no ongoing distribution or account maintenance fees. Class I Shares are available only to eligible investors.

None of the past results shown should be considered a representation of future performance. Current performance may be lower or higher than the performance data quoted. Refer to www.mlim.ml.com to obtain performance data current to the most recent month-end. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The Fund may charge a 2% redemption fee for sales or exchanges of shares within 30 days of purchase or exchange. Performance data does not reflect this potential fee. Figures shown in each of the following tables assume reinvestment of all dividends and capital gain distributions, if any, at net asset value on the ex-dividend date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Dividends paid to each class of shares will vary because of the different levels of account maintenance, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders. The Fund's Administrator and the Series' Investment Adviser voluntarily waived a portion of their administrative and management fees, respectively. Without such waivers, the Fund's performance would have been lower.

Recent Performance Results

                                               6-Month        12-Month      Since Inception
As of December 31, 2005                     Total Return    Total Return      Total Return
===========================================================================================
ML Small Cap Index Fund Class A Shares*         +5.53%          +3.88%          +105.73%
-------------------------------------------------------------------------------------------
ML Small Cap Index Fund Class I Shares*         +5.58           +4.16           +110.17
-------------------------------------------------------------------------------------------
Russell 2000(R) Index**                         +5.88           +4.55           +116.81
-------------------------------------------------------------------------------------------

* Cumulative total investment returns are based on changes in net asset value for the periods shown, and assume reinvestment of all dividends and capital gains distributions at net asset value on the ex-dividend date. The Fund's inception date is 4/09/97.
** This unmanaged Index is comprised of approximately 2,000 smaller-capitalization common stocks from various industrial sectors. Since inception total return is from 4/09/97.

      Russell 2000 is a registered trademark of the Frank Russell Companies.


6       MERRILL LYNCH SMALL CAP INDEX FUND      DECEMBER 31, 2005

Performance Data (concluded)

Total Return Based on a $10,000 Investment--Class A & Class I Shares

A line graph depicting the growth of an investment in the Fund's Class A Shares and Class I Shares compared to growth of an investment in the Russell 2000 Index. Values are from April 9, 1997 to December 2005.


                     ML Small Cap            ML Small Cap
                     Index Fund+--           Index Fund+--            Russell
                    Class A Shares*         Class I Shares*         2000 Index++
4/09/97**               $10,000                  $10,000              $10,000
12/97                   $12,687                  $12,704              $12,743
12/98                   $12,253                  $12,304              $12,419
12/99                   $14,759                  $14,862              $15,059
12/00                   $14,382                  $14,504              $14,604
12/01                   $14,608                  $14,777              $14,967
12/02                   $11,577                  $11,731              $11,901
12/03                   $16,886                  $17,165              $17,525
12/04                   $19,805                  $20,178              $20,737
12/05                   $20,573                  $21,017              $21,681

* Assuming transaction costs and other operating expenses, including advisory fees.
**    Commencement of operations.
+ The Fund invests all of its assets in Master Small Cap Index Series of Quantitative Master Series Trust. The Series may invest in a statistically selected sample of the stocks included in the Russell 2000 Index and other types of financial instruments.
++ This unmanaged index is comprised of approximately 2,000 smaller-capitalization common stocks from various industrial sectors.

      Past performance is not predictive of future performance.

Average Annual Total Return

Class A Shares                                                            Return
================================================================================
One Year Ended 12/31/05                                                   +3.88%
--------------------------------------------------------------------------------
Five Years Ended 12/31/05                                                 +7.42
--------------------------------------------------------------------------------
Inception (4/09/97) through 12/31/05                                      +8.62
--------------------------------------------------------------------------------

Class I Shares                                                            Return
================================================================================
One Year Ended 12/31/05                                                   +4.16%
--------------------------------------------------------------------------------
Five Years Ended 12/31/05                                                 +7.70
--------------------------------------------------------------------------------
Inception (4/09/97) through 12/31/05                                      +8.88
--------------------------------------------------------------------------------


        MERRILL LYNCH SMALL CAP INDEX FUND      DECEMBER 31, 2005              7

Disclosure of Expenses

Shareholders of this Fund may incur the following charges: (a) expenses related to transactions, including sales charges, redemption fees and exchange fees; and
(b) operating expenses including advisory fees, distribution fees including 12b-1 fees, and other Fund expenses. The following example (which is based on a hypothetical investment of $1,000 invested on July 1, 2005 and held through December 31, 2005) is intended to assist shareholders both in calculating expenses based on an investment in the Fund and in comparing these expenses with similar costs of investing in other mutual funds.

The first table below provides information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period."

The second table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in this Fund and other funds, compare the 5% hypothetical example with the 5% hypothetical examples that appear in other funds' shareholder reports.

The expenses shown in the table are intended to highlight shareholders' ongoing costs only and do not reflect any transactional expenses, such as sales charges, redemption fees or exchange fees. Therefore, the second table is useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

                                                                                                 Expenses Paid
                                                           Beginning           Ending         During the Period*
                                                        Account Value       Account Value      July 1, 2005 to
                                                         July 1, 2005     December 31, 2005   December 31, 2005
================================================================================================================
Actual
================================================================================================================
Class A                                                     $1,000            $1,055.30             $4.12
----------------------------------------------------------------------------------------------------------------
Class I                                                     $1,000            $1,055.80             $2.78
================================================================================================================
Hypothetical (5% annual return before expenses)**
================================================================================================================
Class A                                                     $1,000            $1,021.09             $4.05
----------------------------------------------------------------------------------------------------------------
Class I                                                     $1,000            $1,022.39             $2.74
----------------------------------------------------------------------------------------------------------------

* For each class of the Fund, expenses are equal to the annualized expense ratio for the class (0.80% for Class A and 0.54% for Class I), multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period shown). Because the Fund is a feeder fund, the expense table example reflects the expenses of both the feeder fund and the master series in which it invests.
** Hypothetical 5% annual return before expenses is calculated by pro-rating the number of days in the most recent fiscal half year divided by 365.


8       MERRILL LYNCH SMALL CAP INDEX FUND      DECEMBER 31, 2005

Statement of Assets and Liabilities           Merrill Lynch Small Cap Index Fund

As of December 31, 2005
==================================================================================================================================
Assets
----------------------------------------------------------------------------------------------------------------------------------
               Investment in Master Small Cap Index Series (the "Series"), at value
                (identified cost--$86,782,109) ................................................                      $ 112,602,643
               Prepaid expenses and other assets ..............................................                              6,159
                                                                                                                     -------------
               Total assets ...................................................................                        112,608,802
                                                                                                                     -------------
==================================================================================================================================
Liabilities
----------------------------------------------------------------------------------------------------------------------------------
               Payables:
                  Administrator ...............................................................    $      24,588
                  Distributor .................................................................           10,368            34,956
                                                                                                   -------------
               Accrued expenses ...............................................................                              7,144
                                                                                                                     -------------
               Total liabilities ..............................................................                             42,100
                                                                                                                     -------------
==================================================================================================================================
Net Assets
----------------------------------------------------------------------------------------------------------------------------------
               Net assets .....................................................................                      $ 112,566,702
                                                                                                                     =============
==================================================================================================================================
Net Assets Consist of
----------------------------------------------------------------------------------------------------------------------------------
               Class A Shares of Common Stock, $.0001 par value, 125,000,000 shares authorized                       $         341
               Class I Shares of Common Stock, $.0001 par value, 125,000,000 shares authorized                                 443
               Paid-in capital in excess of par ...............................................                         87,726,859
               Undistributed investment income--net ...........................................    $      49,736
               Accumulated realized capital losses allocated from the Series--net .............       (1,031,211)
               Unrealized appreciation allocated from the Series--net .........................       25,820,534
                                                                                                   -------------
               Total accumulated earnings--net ................................................                         24,839,059
                                                                                                                     -------------
               Net Assets .....................................................................                      $ 112,566,702
                                                                                                                     =============
==================================================================================================================================
Net Asset Value
----------------------------------------------------------------------------------------------------------------------------------
               Class A--Based on net assets of $48,895,664 and 3,406,121 shares outstanding ...                      $       14.36
                                                                                                                     =============
               Class I--Based on net assets of $63,671,038 and 4,433,619 shares outstanding ...                      $       14.36
                                                                                                                     =============

      See Notes to Financial Statements.


        MERRILL LYNCH SMALL CAP INDEX FUND      DECEMBER 31, 2005              9

Statement of Operations                       Merrill Lynch Small Cap Index Fund

For the Year Ended December 31, 2005
==================================================================================================================================
Investment Income
----------------------------------------------------------------------------------------------------------------------------------
               Net investment income allocated from the Series:
                  Dividends ...................................................................                      $   1,247,069
                  Interest from affiliates ....................................................                            136,927
                  Securities lending--net .....................................................                             67,434
                  Expenses ....................................................................                            (84,443)
                                                                                                                     -------------
               Total income ...................................................................                          1,366,987
                                                                                                                     -------------
==================================================================================================================================
Expenses
----------------------------------------------------------------------------------------------------------------------------------
               Administration fees ............................................................    $     343,180
               Account maintenance fees--Class A ..............................................          122,940
               Transfer agent fees--Class I ...................................................           64,770
               Printing and shareholder reports ...............................................           52,280
               Transfer agent fees--Class A ...................................................           47,345
               Registration fees ..............................................................           29,289
               Professional fees ..............................................................            7,680
               Directors' fees and expenses ...................................................            2,033
               Other ..........................................................................           10,509
                                                                                                   -------------
               Total expenses before waiver ...................................................          680,026
               Waiver of expenses .............................................................           (6,113)
                                                                                                   -------------
               Total expenses after waiver ....................................................                            673,913
                                                                                                                     -------------
               Investment income--net .........................................................                            693,074
                                                                                                                     -------------
==================================================================================================================================
Realized & Unrealized Gain (Loss) Allocated from the Series--Net
----------------------------------------------------------------------------------------------------------------------------------
               Realized gain (loss) on:
                  Investments--net ............................................................        5,060,189
                  Futures contracts--net ......................................................         (745,563)        4,314,626
                                                                                                   -------------
               Change in unrealized appreciation/depreciation on investments and futures
                contracts--net ................................................................                           (291,948)
                                                                                                                     -------------
               Total realized and unrealized gain--net ........................................                          4,022,678
                                                                                                                     -------------
               Net Increase in Net Assets Resulting from Operations ...........................                      $   4,715,752
                                                                                                                     =============

      See Notes to Financial Statements.


10      MERRILL LYNCH SMALL CAP INDEX FUND      DECEMBER 31, 2005

Statements of Changes in Net Assets           Merrill Lynch Small Cap Index Fund

                                                                                                          For the Year Ended
                                                                                                             December 31,
                                                                                                   -------------------------------
Increase (Decrease) in Net Assets:                                                                      2005              2004
==================================================================================================================================
Operations
----------------------------------------------------------------------------------------------------------------------------------
               Investment income--net .........................................................    $     693,074     $     565,844
               Realized gain--net .............................................................        4,314,626         4,933,608
               Change in unrealized appreciation/depreciation--net ............................         (291,948)       12,603,818
                                                                                                   -------------------------------
               Net increase in net assets resulting from operations ...........................        4,715,752        18,103,270
                                                                                                   -------------------------------
==================================================================================================================================
Dividends & Distributions to Shareholders
----------------------------------------------------------------------------------------------------------------------------------
               Investment income--net:
                  Class A .....................................................................         (232,731)         (181,632)
                  Class I .....................................................................         (480,662)         (345,798)
               Realized gain--net:
                  Class A .....................................................................         (761,082)               --
                  Class I .....................................................................         (982,462)               --
                                                                                                   -------------------------------
               Net decrease in net assets resulting from dividends and distributions to
                shareholders ..................................................................       (2,456,937)         (527,430)
                                                                                                   -------------------------------
==================================================================================================================================
Capital Share Transactions
----------------------------------------------------------------------------------------------------------------------------------
               Net increase (decrease) in net assets derived from capital share transactions ..      (14,238,277)        5,496,144
                                                                                                   -------------------------------
==================================================================================================================================
Redemption Fees
----------------------------------------------------------------------------------------------------------------------------------
               Redemption fees ................................................................              498               103
                                                                                                   -------------------------------
==================================================================================================================================
Net Assets
----------------------------------------------------------------------------------------------------------------------------------
               Total increase (decrease) in net assets ........................................      (11,978,964)       23,072,087
               Beginning of year ..............................................................      124,545,666       101,473,579
                                                                                                   -------------------------------
               End of year* ...................................................................    $ 112,566,702     $ 124,545,666
                                                                                                   ===============================
                  * Undistributed investment income--net ......................................    $      49,736     $      68,385
                                                                                                   ===============================

      See Notes to Financial Statements.


        MERRILL LYNCH SMALL CAP INDEX FUND      DECEMBER 31, 2005             11

Financial Highlights                          Merrill Lynch Small Cap Index Fund

                                                                                           Class A
                                                             -------------------------------------------------------------------
                                                                                     For the Year Ended
                                                                                         December 31,
The following per share data and ratios have been derived    -------------------------------------------------------------------
from information provided in the financial statements.         2005           2004           2003           2002           2001
================================================================================================================================
Per Share Operating Performance
--------------------------------------------------------------------------------------------------------------------------------
                  Net asset value, beginning of year .....   $ 14.10        $ 12.06        $  8.29        $ 10.53        $ 10.45
                                                             -------------------------------------------------------------------
                  Investment income--net** ...............       .06            .05            .04            .05            .08
                  Realized and unrealized gain (loss)--net       .49*          2.03*          3.76          (2.23)           .08
                                                             -------------------------------------------------------------------
                  Total from investment operations .......       .55           2.08           3.80          (2.18)           .16
                                                             -------------------------------------------------------------------
                  Less dividends and distributions from:
                     Investment income--net ..............      (.07)          (.04)          (.03)          (.06)          (.08)
                     Realized gain--net ..................      (.22)            --             --             --             --
                                                             -------------------------------------------------------------------
                  Total dividends and distributions ......      (.29)          (.04)          (.03)          (.06)          (.08)
                                                             -------------------------------------------------------------------
                  Net asset value, end of year ...........   $ 14.36        $ 14.10        $ 12.06        $  8.29        $ 10.53
                                                             ===================================================================
================================================================================================================================
Total Investment Return
--------------------------------------------------------------------------------------------------------------------------------
                  Based on net asset value per share .....      3.88%         17.29%         45.85%        (20.75%)         1.57%
                                                             ===================================================================
================================================================================================================================
Ratios to Average Net Assets***
--------------------------------------------------------------------------------------------------------------------------------
                  Expenses, net of waiver ................       .79%           .81%           .85%           .75%           .75%
                                                             ===================================================================
                  Expenses ...............................       .80%           .81%           .88%           .89%           .88%
                                                             ===================================================================
                  Investment income--net .................       .43%           .38%           .36%           .56%           .78%
                                                             ===================================================================
================================================================================================================================
Supplemental Data
--------------------------------------------------------------------------------------------------------------------------------
                  Net assets, end of year (in thousands) .   $48,896        $56,522        $50,280        $34,308        $44,505
                                                             ===================================================================
                  Portfolio turnover of the Series .......     36.63%         37.74%         28.57%         39.00%         48.50%
                                                             ===================================================================

*     Includes redemption fees, which are less than $.01 per share.
**    Based on average shares outstanding.
*** Includes the Fund's share of the Series' allocated expenses and/or investment income--net.

      See Notes to Financial Statements.


12      MERRILL LYNCH SMALL CAP INDEX FUND      DECEMBER 31, 2005

Financial Highlights (concluded)              Merrill Lynch Small Cap Index Fund

                                                                                           Class I
                                                             -------------------------------------------------------------------
                                                                                     For the Year Ended
                                                                                         December 31,
The following per share data and ratios have been derived    -------------------------------------------------------------------
from information provided in the financial statements.         2005           2004           2003           2002           2001
================================================================================================================================
Per Share Operating Performance
--------------------------------------------------------------------------------------------------------------------------------
                  Net asset value, beginning of year .....   $ 14.10        $ 12.06        $  8.28        $ 10.53        $ 10.45
                                                             -------------------------------------------------------------------
                  Investment income--net** ...............       .10            .08            .06            .08            .10
                  Realized and unrealized gain (loss)--net       .49*          2.04*          3.77          (2.25)           .10
                                                             -------------------------------------------------------------------
                  Total from investment operations .......       .59           2.12           3.83          (2.17)           .20
                                                             -------------------------------------------------------------------
                  Less dividends and distributions from:
                     Investment income--net ..............      (.11)          (.08)          (.05)          (.08)          (.12)
                     Realized gain--net ..................      (.22)            --             --             --             --
                                                             -------------------------------------------------------------------
                  Total dividends and distributions ......      (.33)          (.08)          (.05)          (.08)          (.12)
                                                             -------------------------------------------------------------------
                  Net asset value, end of year ...........   $ 14.36        $ 14.10        $ 12.06        $  8.28        $ 10.53
                                                             ===================================================================
================================================================================================================================
Total Investment Return
--------------------------------------------------------------------------------------------------------------------------------
                  Based on net asset value per share .....      4.16%         17.55%         46.32%        (20.61%)         1.88%
                                                             ===================================================================
================================================================================================================================
Ratios to Average Net Assets***
--------------------------------------------------------------------------------------------------------------------------------
                  Expenses, net of waiver ................       .53%           .56%           .60%           .50%           .50%
                                                             ===================================================================
                  Expenses ...............................       .54%           .56%           .63%           .64%           .63%
                                                             ===================================================================
                  Investment income--net .................       .69%           .64%           .61%           .82%          1.02%
                                                             ===================================================================
================================================================================================================================
Supplemental Data
--------------------------------------------------------------------------------------------------------------------------------
                  Net assets, end of year (in thousands) .   $63,671        $68,024        $51,194        $30,938        $36,317
                                                             ===================================================================
                  Portfolio turnover of the Series .......     36.63%         37.74%         28.57%         39.00%         48.50%
                                                             ===================================================================

*     Includes redemption fees, which are less than $.01 per share.
**    Based on average shares outstanding.
*** Includes the Fund's share of the Series' allocated expenses and/or investment income--net.

      See Notes to Financial Statements.


        MERRILL LYNCH SMALL CAP INDEX FUND      DECEMBER 31, 2005             13

Notes to Financial Statements                 Merrill Lynch Small Cap Index Fund

1. Significant Accounting Policies:

Merrill Lynch Small Cap Index Fund (the "Fund") is part of Merrill Lynch Index Funds, Inc. (the "Corporation"). The Fund is registered under the Investment Company Act of 1940, as amended, as a non-diversified mutual fund. The Fund seeks to achieve its investment objective by investing all of its assets in Master Small Cap Index Series (the "Series") of Quantitative Master Series Trust, which has the same investment objective and strategies as the Fund. The value of the Fund's investment in the Series reflects the Fund's proportionate interest in the net assets of the Series. The performance of the Fund is directly affected by the performance of the Series. The financial statements of the Series, including the Schedule of Investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements. The Fund's financial statements are prepared in conformity with U.S. generally accepted accounting principles, which may require the use of management accruals and estimates. Actual results may differ from these estimates. The percentage of the Series owned by the Fund at December 31, 2005 was 30.4%. The Fund offers two classes of shares. Shares of Class A and Class I are sold without the imposition of a front-end or deferred sales charge. Both classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that Class A Shares bear certain expenses related to the account maintenance of such shares and have exclusive voting rights with respect to matters relating to its account maintenance expenditures. Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets. The following is a summary of significant accounting policies followed by the Fund.

(a) Valuation of investments -- The Fund records its investment in the Series at fair value. Valuation of securities held by the Series is discussed in Note 1(a) of the Series' Notes to Financial Statements, which are included elsewhere in this report.

(b) Investment income and expenses -- The Fund records daily its proportionate share of the Series' income, expenses and realized and unrealized gains and losses. In addition, the Fund accrues its own expenses.

(c) Income taxes -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to shareholders. Therefore, no federal income tax provision is required.

(d) Prepaid registration fees -- Prepaid registration fees are charged to expense as the related shares are issued.

(e) Dividends and distributions -- Dividends and distributions paid by the Fund are recorded on the ex-dividend dates.

(f) Investment transactions -- Investment transactions in the Series are accounted for on a trade date basis.

(g) Reclassifications -- U.S. generally accepted accounting principles require that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. Accordingly, during the current year, $148,345 has been reclassified between accumulated net realized capital losses and paid-in capital in excess of par $1,066 has been reclassified between accumulated net realized capital losses and unrealized net appreciation allocated from the Series and $1,670 has been reclassified between paid-in capital excess of par and undistributed net investment income as a result of permanent differences attributable to net gains realized on the distribution of securities not recognized for tax purposes and non-deductible expenses. These reclassifications have no effect on net assets or net asset values per share.

2. Transactions with Affiliates:

The Corporation has entered into an Administration Agreement with Merrill Lynch Investment Managers, L.P. ("MLIM"). The general partner of MLIM is Princeton Services, Inc. ("PSI"), a wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner. The Fund pays a monthly fee at an annual rate of .29% of the Fund's average daily net assets for the performance of administrative services (other than investment advice and related portfolio activities) necessary for the operation of the Fund. MLIM has entered into a voluntary arrangement with the Fund under which all expenses incurred by the Fund (excluding account maintenance fees) will not exceed .60%. This arrangement has a one-year term and is renewable. MLIM earned fees of $343,180, of which $6,113 were waived. The Fund may pay a monthly investment advisory fee at an annual rate of .08% based upon the average daily value of the Fund's net assets. However, the Investment Adviser has entered into a contractual agreement with the Fund pursuant to which the investment advisory fee will not be charged to the Fund so long as the Fund remains invested in the Trust. As a result, the investment advisory fee has not been accrued and will not be payable by the Fund for the period covered by this report.


14      MERRILL LYNCH SMALL CAP INDEX FUND      DECEMBER 31, 2005

Notes to Financial Statements (concluded)     Merrill Lynch Small Cap Index Fund

The Corporation has also entered into a Distribution Agreement and Distribution Plan with FAM Distributors, Inc. ("FAMD" or the "Distributor"), a wholly-owned subsidiary of Merrill Lynch Group, Inc. Pursuant to the Distribution Plan adopted by the Corporation in accordance with Rule 12b-1 under the Investment Company Act of 1940, the Fund pays the Distributor an ongoing account maintenance fee. The fee is accrued daily and paid monthly at the annual rate of ..25% based upon the average daily net assets of Class A Shares.

Pursuant to a sub-agreement with the Distributor, Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S"), an affiliate of MLIM, also provides account maintenance services to the Fund. The ongoing account maintenance fee compensates the Distributor and MLPF&S for providing account maintenance services to Class A shareholders.

Financial Data Services, Inc. ("FDS"), an indirect, wholly-owned subsidiary of ML & Co., is the Fund's transfer agent.

Certain officers and/or directors of the Fund are officers and/or directors of MLIM, PSI, FAMD, FDS and ML & Co.

3. Capital Share Transactions:

Net increase (decrease) in net assets derived from capital share transactions was $(14,238,277) and $5,496,144 for the years ended December 31, 2005 and December 31, 2004, respectively.

Transactions in capital shares for each class were as follows:

-------------------------------------------------------------------------------
Class A Shares for the Year                                            Dollar
Ended December 31, 2005                             Shares             Amount
-------------------------------------------------------------------------------
Shares sold ..............................           535,473       $  7,390,664
Shares issued to shareholders in
  reinvestment of dividends
  and distributions ......................            59,618            868,264
                                                 ------------------------------
Total issued .............................           595,091          8,258,928
Shares redeemed ..........................        (1,198,137)       (16,429,784)
                                                 ------------------------------
Net decrease .............................          (603,046)      $ (8,170,856)
                                                 ==============================

-------------------------------------------------------------------------------
Class A Shares for the Year                                            Dollar
Ended December 31, 2004                             Shares             Amount
-------------------------------------------------------------------------------
Shares sold ..............................         1,212,927       $ 15,315,570
Shares issued to shareholders in
  reinvestment of dividends ..............            11,673            159,929
                                                 ------------------------------
Total issued .............................         1,224,600         15,475,499
Shares redeemed ..........................        (1,384,093)       (17,573,624)
                                                 ------------------------------
Net decrease .............................          (159,493)      $ (2,098,125)
                                                 ==============================

-------------------------------------------------------------------------------
Class I Shares for the Year                                            Dollar
Ended December 31, 2005                             Shares             Amount
-------------------------------------------------------------------------------
Shares sold ..............................         2,459,250       $ 34,087,931
Shares issued to shareholders in
  reinvestment of dividends
  and distributions ......................            96,658          1,407,794
                                                 ------------------------------
Total issued .............................         2,555,908         35,495,725
Shares redeemed ..........................        (2,945,115)       (41,563,146)
                                                 ------------------------------
Net decrease .............................          (389,207)      $ (6,067,421)
                                                 ==============================

-------------------------------------------------------------------------------
Class I Shares for the Year                                            Dollar
Ended December 31, 2004                             Shares             Amount
-------------------------------------------------------------------------------
Shares sold ..............................         2,488,913       $ 31,601,194
Shares issued to shareholders in
  reinvestment of dividends ..............            23,806            328,184
                                                 ------------------------------
Total issued .............................         2,512,719         31,929,378
Shares redeemed ..........................        (1,933,459)       (24,335,109)
                                                 ------------------------------
Net increase .............................           579,260       $  7,594,269
                                                 ==============================

The Fund charges a 2% redemption fee on the proceeds (calculated at market value) of a redemption (either by sale or exchange) of Fund shares made within 30 days of purchase or exchange. The redemption fee is paid to the Fund and is intended to offset the trading costs, market impact and other costs associated with short-term trading into and out of the Fund.

4. Distributions to Shareholders:

The tax character of distributions paid during the fiscal year ended December 31, 2005 and December 31, 2004 was as follows:

-------------------------------------------------------------------------------
                                                 12/31/2005         12/31/2004
-------------------------------------------------------------------------------
Distributions paid from:
  Ordinary income ........................      $    713,393       $    527,430
  Long-term capital gains ................         1,743,544                 --
                                                -------------------------------
Total taxable distributions ..............      $  2,456,937       $    527,430
                                                ===============================

As of December 31, 2005, the components of accumulated earnings on a tax basis were as follows:

-------------------------------------------------------------------------------
Undistributed ordinary income--net .........................        $    92,016
Undistributed long-term capital gains--net .................            488,160
                                                                    -----------
Total undistributed earnings--net ..........................            580,176
Capital loss carryforward ..................................                 --
Unrealized gains--net ......................................         24,258,883*
                                                                    -----------
Total accumulated earnings--net ............................        $24,839,059
                                                                    ===========

* The difference between book-basis and tax-basis net unrealized gains is attributable primarily to the tax deferral of losses on wash sales and the realization for tax purposes of unrealized gains/losses on certain futures contracts.


        MERRILL LYNCH SMALL CAP INDEX FUND      DECEMBER 31, 2005             15

Report of Independent Registered Public Accounting Firm
                                              Merrill Lynch Small Cap Index Fund

To the Shareholders and Board of Directors of Merrill Lynch Index Funds, Inc.:

We have audited the accompanying statement of assets and liabilities of Merrill Lynch Small Cap Index Fund, one of the series constituting Merrill Lynch Index Funds, Inc. (the "Fund"), as of December 31, 2005, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Merrill Lynch Small Cap Index Fund of Merrill Lynch Index Funds, Inc. as of December 31, 2005, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Deloitte & Touche LLP
Princeton, New Jersey
February 23, 2006

Portfolio Information                              Master Small Cap Index Series

As of December 31, 2005

                                                                Percent of Total
Sector Representation                                                Investments
--------------------------------------------------------------------------------
Financial Services .........................................             22.5%
Consumer Discretionary .....................................             17.5
Technology .................................................             13.3
Health Care ................................................             11.3
Materials & Processing .....................................              9.2
Producer Durables ..........................................              7.6
Other Energy ...............................................              5.3
Utilities ..................................................              3.6
Auto & Transportation ......................................              3.5
Consumer Staples ...........................................              1.8
Other ......................................................              0.5
Integrated Oils ............................................              0.2
Short-Term Investments .....................................              3.7
--------------------------------------------------------------------------------
      For Series compliance purposes, the Series' sector classifications refer to any one or more of the sector sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Series management. This definition may not apply for the purposes of this report, which may combine sector sub-classifications for reporting ease.


16      MERRILL LYNCH SMALL CAP INDEX FUND      DECEMBER 31, 2005

Summary Schedule of Investments                    Master Small Cap Index Series

This summary schedule of investments is presented to help investors focus on the Series' principal holdings. It includes the Series' 50 largest holdings and each investment of any issuer that exceeds 1% of the Series' net assets. "Other Securities" represent all issues not required to be disclosed under the rules adopted by the Securities and Exchange Commission. A complete schedule of investments is available without charge, upon request, by calling 800-637-3863 or on the Securities and Exchange Commission's Web site at http://www.sec.gov.

===================================================================================================================================
                                          Shares                                                                         Percent of
Industry                                    Held      Common Stocks                                      Value           Net Assets
===================================================================================================================================
Advertising Agencies                                  Other Securities                                $ 2,329,661            0.6%
-----------------------------------------------------------------------------------------------------------------------------------
Aerospace                                             Other Securities                                  1,887,049            0.5
-----------------------------------------------------------------------------------------------------------------------------------
Agriculture, Fishing & Ranching                       Other Securities                                    722,730            0.2
-----------------------------------------------------------------------------------------------------------------------------------
Air Transport                             29,180      Continental Airlines, Inc. Class B (a)(e)           621,534            0.2
                                                      Other Securities                                  2,985,813            0.8
                                                                                                      -----------------------------
                                                                                                        3,607,347            1.0
-----------------------------------------------------------------------------------------------------------------------------------
Aluminum                                              Other Securities                                    510,376            0.1
-----------------------------------------------------------------------------------------------------------------------------------
Auto Parts: After Market                              Other Securities                                    647,648            0.2
-----------------------------------------------------------------------------------------------------------------------------------
Auto Parts: Original Equipment                        Other Securities                                  1,257,089            0.3
-----------------------------------------------------------------------------------------------------------------------------------
Auto, Trucks & Parts                                  Other Securities                                    585,740            0.2
-----------------------------------------------------------------------------------------------------------------------------------
Banks: New York City                                  Other Securities                                    148,771            0.0
-----------------------------------------------------------------------------------------------------------------------------------
Banks: Outside New York City              13,900      Hudson United Bancorp                               579,352            0.2
                                          15,762      Pacific Capital Bancorp                             560,812            0.1
                                                      Other Securities                                 27,372,288            7.4
                                                                                                      -----------------------------
                                                                                                       28,512,452            7.7
-----------------------------------------------------------------------------------------------------------------------------------
Beverage: Brewers (Wineries)                          Other Securities                                    120,000            0.0
-----------------------------------------------------------------------------------------------------------------------------------
Beverage: Soft Drinks                                 Other Securities                                    583,615            0.2
-----------------------------------------------------------------------------------------------------------------------------------
Biotechnology Research & Production       10,300      Neurocrine Biosciences, Inc. (a)                    646,119            0.2
                                                      Other Securities                                  8,343,988            2.2
                                                                                                      -----------------------------
                                                                                                        8,990,107            2.4
-----------------------------------------------------------------------------------------------------------------------------------
Building Materials                        19,600      Hughes Supply, Inc.                                 702,660            0.2
                                                      Other Securities                                  2,073,399            0.6
                                                                                                      -----------------------------
                                                                                                        2,776,059            0.8
-----------------------------------------------------------------------------------------------------------------------------------
Building: Air Conditioning                            Other Securities                                    387,327            0.1
-----------------------------------------------------------------------------------------------------------------------------------
Building: Cement                           5,078      Eagle Materials, Inc.                               621,344            0.2
-----------------------------------------------------------------------------------------------------------------------------------
Building: Heating & Plumbing                          Other Securities                                    285,691            0.1
-----------------------------------------------------------------------------------------------------------------------------------
Building: Miscellaneous                               Other Securities                                    553,884            0.2
-----------------------------------------------------------------------------------------------------------------------------------
Building: Roofing & Wallboard                         Other Securities                                    347,412            0.1
-----------------------------------------------------------------------------------------------------------------------------------
Cable Television Services                             Other Securities                                    243,282            0.1
-----------------------------------------------------------------------------------------------------------------------------------
Casinos & Gambling                                    Other Securities                                  2,119,938            0.6
-----------------------------------------------------------------------------------------------------------------------------------
Chemicals                                             Other Securities                                  4,334,656            1.2
-----------------------------------------------------------------------------------------------------------------------------------
Coal                                                  Other Securities                                    610,766            0.2
-----------------------------------------------------------------------------------------------------------------------------------
Commercial Information Services                       Other Securities                                  1,178,352            0.3
-----------------------------------------------------------------------------------------------------------------------------------
Communications & Media                                Other Securities                                    347,074            0.1
-----------------------------------------------------------------------------------------------------------------------------------
Communications Technology                 18,800      Adtran, Inc.                                        559,112            0.1
                                                      Other Securities                                  9,141,596            2.5
                                                                                                      -----------------------------
                                                                                                        9,700,708            2.6
-----------------------------------------------------------------------------------------------------------------------------------
Computer Services Software & Systems      24,300      Acxiom Corp.                                        558,900            0.1
                                                      Other Securities                                 16,931,493            4.6
                                                                                                      -----------------------------
                                                                                                       17,490,393            4.7
-----------------------------------------------------------------------------------------------------------------------------------


        MERRILL LYNCH SMALL CAP INDEX FUND      DECEMBER 31, 2005             17

Summary Schedule of Investments (continued)        Master Small Cap Index Series

                                          Shares                                                                         Percent of
Industry                                    Held      Common Stocks                                      Value           Net Assets
===================================================================================================================================
Computer Technology                       80,700      Maxtor Corp. (a)                                $   560,058            0.1%
                                                      Other Securities                                  6,234,300            1.7
                                                                                                      -----------------------------
                                                                                                        6,794,358            1.8
-----------------------------------------------------------------------------------------------------------------------------------
Construction                                          Other Securities                                  1,421,377            0.4
-----------------------------------------------------------------------------------------------------------------------------------
Consumer Electronics                      42,900      CNET Networks, Inc. (a)                             630,201            0.2
                                                      Other Securities                                  2,862,967            0.7
                                                                                                      -----------------------------
                                                                                                        3,493,168            0.9
-----------------------------------------------------------------------------------------------------------------------------------
Consumer Products                         19,100      Jarden Corp. (a)                                    575,865            0.2
                                                      Other Securities                                  2,412,899            0.6
                                                                                                      -----------------------------
                                                                                                        2,988,764            0.8
-----------------------------------------------------------------------------------------------------------------------------------
Containers & Packaging: Metals & Glass                Other Securities                                    690,408            0.2
-----------------------------------------------------------------------------------------------------------------------------------
Containers & Packaging: Paper & Plastic               Other Securities                                    154,202            0.0
-----------------------------------------------------------------------------------------------------------------------------------
Copper                                                Other Securities                                    295,642            0.1
-----------------------------------------------------------------------------------------------------------------------------------
Cosmetics                                             Other Securities                                    683,859            0.2
-----------------------------------------------------------------------------------------------------------------------------------
Diversified Financial Services                        Other Securities                                  2,038,269            0.6
-----------------------------------------------------------------------------------------------------------------------------------
Diversified Materials & Processing                    Other Securities                                  2,821,740            0.8
-----------------------------------------------------------------------------------------------------------------------------------
Drug & Grocery Store Chains                           Other Securities                                  1,871,114            0.5
-----------------------------------------------------------------------------------------------------------------------------------
Drugs & Pharmaceuticals                   30,000      Alkermes, Inc. (a)                                  573,600            0.1
                                          32,500      Amylin Pharmaceuticals, Inc. (a)                  1,297,400            0.4
                                          30,700      Vertex Pharmaceuticals, Inc. (a)                    849,469            0.2
                                                      Other Securities                                  8,452,721            2.3
                                                                                                      -----------------------------
                                                                                                       11,173,190            3.0
-----------------------------------------------------------------------------------------------------------------------------------
Education Services                                    Other Securities                                  1,793,659            0.5
-----------------------------------------------------------------------------------------------------------------------------------
Electrical & Electronics                              Other Securities                                  1,282,106            0.3
-----------------------------------------------------------------------------------------------------------------------------------
Electrical Equipment & Components                     Other Securities                                  3,177,347            0.9
-----------------------------------------------------------------------------------------------------------------------------------
Electrical: Household Appliance                       Other Securities                                    536,689            0.1
-----------------------------------------------------------------------------------------------------------------------------------
Electronics                                           Other Securities                                  1,768,819            0.5
-----------------------------------------------------------------------------------------------------------------------------------
Electronics: Instruments,                             Other Securities                                    597,760            0.2
Gauges & Meters
-----------------------------------------------------------------------------------------------------------------------------------
Electronics: Medical Systems              10,281      Intuitive Surgical, Inc. (a)                      1,205,653            0.3
                                                      Other Securities                                  2,761,486            0.8
                                                                                                      -----------------------------
                                                                                                        3,967,139            1.1
-----------------------------------------------------------------------------------------------------------------------------------
Electronics: Semi-Conductors/             37,800      Fairchild Semiconductor International, Inc. (a)     639,198            0.2
Components                                55,730      Integrated Device Technology, Inc. (a)              734,521            0.2
                                                      Other Securities                                  9,383,992            2.5
                                                                                                      -----------------------------
                                                                                                       10,757,711            2.9
-----------------------------------------------------------------------------------------------------------------------------------
Electronics: Technology                               Other Securities                                  2,580,909            0.7
-----------------------------------------------------------------------------------------------------------------------------------
Energy Equipment                                      Other Securities                                    135,901            0.0
-----------------------------------------------------------------------------------------------------------------------------------
Energy Miscellaneous                                  Other Securities                                  2,181,084            0.6
-----------------------------------------------------------------------------------------------------------------------------------
Engineering & Contracting Services                    Other Securities                                  1,499,490            0.4
-----------------------------------------------------------------------------------------------------------------------------------
Entertainment                                         Other Securities                                    823,858            0.2
-----------------------------------------------------------------------------------------------------------------------------------
Fertilizers                                           Other Securities                                    193,200            0.1
-----------------------------------------------------------------------------------------------------------------------------------
Finance Companies                                     Other Securities                                    644,746            0.2
-----------------------------------------------------------------------------------------------------------------------------------
Finance: Small Loan                                   Other Securities                                    396,853            0.1
-----------------------------------------------------------------------------------------------------------------------------------
Financial Data Processing                             Other Securities                                  3,355,909            0.9
Services & Systems
-----------------------------------------------------------------------------------------------------------------------------------
Financial Information Services                        Other Securities                                    891,550            0.2
-----------------------------------------------------------------------------------------------------------------------------------
Financial Miscellaneous                   29,200      MoneyGram International, Inc.                       761,536            0.2
                                                      Other Securities                                  2,751,350            0.7
                                                                                                      -----------------------------
                                                                                                        3,512,886            0.9


18      MERRILL LYNCH SMALL CAP INDEX FUND      DECEMBER 31, 2005

Summary Schedule of Investments (continued)        Master Small Cap Index Series

                                          Shares                                                                         Percent of
Industry                                    Held      Common Stocks                                      Value           Net Assets
===================================================================================================================================
Foods                                                 Other Securities                                $ 3,300,993            0.9%
-----------------------------------------------------------------------------------------------------------------------------------
Forest Products                                       Other Securities                                  1,220,009            0.3
-----------------------------------------------------------------------------------------------------------------------------------
Forms & Bulk Printing Services                        Other Securities                                    274,416            0.1
-----------------------------------------------------------------------------------------------------------------------------------
Funeral Parlors & Cemeteries                          Other Securities                                    410,651            0.1
-----------------------------------------------------------------------------------------------------------------------------------
Glass                                                 Other Securities                                    188,152            0.1
-----------------------------------------------------------------------------------------------------------------------------------
Gold                                                  Other Securities                                    377,282            0.1
-----------------------------------------------------------------------------------------------------------------------------------
Health Care Facilities                                Other Securities                                  3,286,010            0.9
-----------------------------------------------------------------------------------------------------------------------------------
Health Care Management Services            7,000      Pediatrix Medical Group, Inc. (a)                   619,990            0.2
                                                      Other Securities                                  2,014,572            0.5
                                                                                                      -----------------------------
                                                                                                        2,634,562            0.7
-----------------------------------------------------------------------------------------------------------------------------------
Health Care Services                                  Other Securities                                  2,119,851            0.6
-----------------------------------------------------------------------------------------------------------------------------------
Homebuilding                                          Other Securities                                    809,161            0.2
-----------------------------------------------------------------------------------------------------------------------------------
Hotel/Motel                                           Other Securities                                    210,916            0.1
-----------------------------------------------------------------------------------------------------------------------------------
Household Furnishings                                 Other Securities                                  1,693,731            0.5
-----------------------------------------------------------------------------------------------------------------------------------
Identification Control & Filter Devices   17,900      Crane Co.                                           631,333            0.2
                                          15,300      Flowserve Corp. (a)                                 605,268            0.1
                                                      Other Securities                                  2,258,853            0.6
                                                                                                      -----------------------------
                                                                                                        3,495,454            0.9
-----------------------------------------------------------------------------------------------------------------------------------
Industrial Producers                                  Other Securities                                     72,275            0.0
-----------------------------------------------------------------------------------------------------------------------------------
Insurance: Life                                       Other Securities                                  1,620,874            0.4
-----------------------------------------------------------------------------------------------------------------------------------
Insurance: Multi-Line                                 Other Securities                                  2,074,866            0.6
-----------------------------------------------------------------------------------------------------------------------------------
Insurance: Property-Casualty              21,415      Ohio Casualty Corp.                                 606,473            0.1
                                                      Other Securities                                  4,691,006            1.3
                                                                                                      -----------------------------
                                                                                                        5,297,479            1.4
-----------------------------------------------------------------------------------------------------------------------------------
Investment Management Companies           26,400      Waddell & Reed Financial, Inc. Class A              553,608            0.1
                                                      Other Securities                                  1,758,862            0.5
                                                                                                      -----------------------------
                                                                                                        2,312,470            0.6
-----------------------------------------------------------------------------------------------------------------------------------
Jewelry Watches & Gemstones                           Other Securities                                    547,856            0.1
-----------------------------------------------------------------------------------------------------------------------------------
Leisure Time                                          Other Securities                                  1,482,378            0.4
-----------------------------------------------------------------------------------------------------------------------------------
Machine Tools                                         Other Securities                                    507,331            0.1
-----------------------------------------------------------------------------------------------------------------------------------
Machinery & Engineering                               Other Securities                                    295,124            0.1
-----------------------------------------------------------------------------------------------------------------------------------
Machinery: Agricultural                               Other Securities                                    665,318            0.2
-----------------------------------------------------------------------------------------------------------------------------------
Machinery: Construction & Handling                    Other Securities                                  1,200,314            0.3
-----------------------------------------------------------------------------------------------------------------------------------
Machinery: Engines                        15,100      Briggs & Stratton Corp.                             585,729            0.2
-----------------------------------------------------------------------------------------------------------------------------------
Machinery: Industrial/Specialty                       Other Securities                                  2,698,579            0.7
-----------------------------------------------------------------------------------------------------------------------------------
Machinery: Oil Well                       22,074      Cal Dive International, Inc. (a)                    792,236            0.2
Equipment & Services                                  Other Securities                                  4,948,199            1.4
                                                                                                      -----------------------------
                                                                                                        5,740,435            1.6
-----------------------------------------------------------------------------------------------------------------------------------
Machinery: Specialty                      15,998      JLG Industries, Inc.                                730,469            0.2
                                                      Other Securities                                  1,248,009            0.3
                                                                                                      -----------------------------
                                                                                                        1,978,478            0.5
-----------------------------------------------------------------------------------------------------------------------------------
Manufactured Housing                                  Other Securities                                    448,680            0.1
-----------------------------------------------------------------------------------------------------------------------------------
Manufacturing                                         Other Securities                                    354,674            0.1
-----------------------------------------------------------------------------------------------------------------------------------
Medical & Dental                                      Other Securities                                 10,082,586            2.7
Instruments & Supplies
-----------------------------------------------------------------------------------------------------------------------------------
Medical Services                                      Other Securities                                    864,723            0.2
-----------------------------------------------------------------------------------------------------------------------------------


        MERRILL LYNCH SMALL CAP INDEX FUND      DECEMBER 31, 2005             19

Summary Schedule of Investments (continued)        Master Small Cap Index Series

                                          Shares                                                                         Percent of
Industry                                    Held      Common Stocks                                      Value           Net Assets
===================================================================================================================================
Metal Fabricating                         19,156      Commercial Metals Co.                           $   719,116            0.2%
                                           9,947      Reliance Steel & Aluminum Co.                       607,961            0.2
                                          22,000      The Shaw Group, Inc. (a)                            639,980            0.2
                                                      Other Securities                                  3,118,514            0.8
                                                                                                      -----------------------------
                                                                                                        5,085,571            1.4
-----------------------------------------------------------------------------------------------------------------------------------
Metals & Minerals Miscellaneous            7,218      Cleveland-Cliffs, Inc. (e)                          639,298            0.2
                                                      Other Securities                                  1,441,952            0.4
                                                                                                      -----------------------------
                                                                                                        2,081,250            0.6
-----------------------------------------------------------------------------------------------------------------------------------
Milling: Fruit & Grain Processing         23,378      Corn Products International, Inc.                   558,500            0.2
-----------------------------------------------------------------------------------------------------------------------------------
Miscellaneous Consumer Staples                        Other Securities                                     71,973            0.0
-----------------------------------------------------------------------------------------------------------------------------------
Miscellaneous Materials & Commodities                 Other Securities                                    716,958            0.2
-----------------------------------------------------------------------------------------------------------------------------------
Miscellaneous Materials & Processing                  Other Securities                                    882,213            0.2
-----------------------------------------------------------------------------------------------------------------------------------
Miscellaneous Producer Durables           25,000       BE Aerospace, Inc. (a)                             550,000            0.1
                                                      Other Securities                                    186,381            0.1
                                                                                                      -----------------------------
                                                                                                          736,381            0.2
-----------------------------------------------------------------------------------------------------------------------------------
Miscellaneous Technology                              Other Securities                                     96,444            0.0
-----------------------------------------------------------------------------------------------------------------------------------
Multi-Sector Companies                    12,002      Walter Industries, Inc.                             596,739            0.1
                                                      Other Securities                                  1,401,615            0.4
                                                                                                      -----------------------------
                                                                                                        1,998,354            0.5
-----------------------------------------------------------------------------------------------------------------------------------
Office Furniture & Business Equipment                 Other Securities                                    224,975            0.1
-----------------------------------------------------------------------------------------------------------------------------------
Offshore Drilling                                     Other Securities                                    379,932            0.1
-----------------------------------------------------------------------------------------------------------------------------------
Oil: Crude Producers                      16,111      Cabot Oil & Gas Corp. Class A                       726,606            0.2
                                          15,300      Cheniere Energy, Inc. (a)                           569,466            0.1
                                          24,693      Cimarex Energy Co.                                1,062,046            0.3
                                          15,930      Frontier Oil Corp.                                  597,853            0.2
                                          17,952      St. Mary Land & Exploration Co.                     660,813            0.2
                                                      Other Securities                                  7,393,347            2.0
                                                                                                      -----------------------------
                                                                                                       11,010,131            3.0
-----------------------------------------------------------------------------------------------------------------------------------
Oil: Integrated Domestic                              Other Securities                                    798,044            0.2
-----------------------------------------------------------------------------------------------------------------------------------
Paints & Coatings                                     Other Securities                                    523,639            0.1
-----------------------------------------------------------------------------------------------------------------------------------
Paper                                                 Other Securities                                  1,698,910            0.5
-----------------------------------------------------------------------------------------------------------------------------------
Plastics                                              Other Securities                                    273,365            0.1
-----------------------------------------------------------------------------------------------------------------------------------
Pollution Control &                                   Other Securities                                    672,354            0.2
Environmental Services
-----------------------------------------------------------------------------------------------------------------------------------
Power Transmission Equipment                          Other Securities                                    327,485            0.1
-----------------------------------------------------------------------------------------------------------------------------------
Printing & Copying Services                           Other Securities                                    457,104            0.1
-----------------------------------------------------------------------------------------------------------------------------------
Production Technology Equipment                       Other Securities                                  5,261,383            1.4
-----------------------------------------------------------------------------------------------------------------------------------
Publishing: Miscellaneous                             Other Securities                                  1,803,519            0.5
-----------------------------------------------------------------------------------------------------------------------------------
Publishing: Newspapers                                Other Securities                                    731,941            0.2
-----------------------------------------------------------------------------------------------------------------------------------
Radio & TV Broadcasters                               Other Securities                                  2,653,230            0.7
-----------------------------------------------------------------------------------------------------------------------------------
Railroad Equipment                                    Other Securities                                    606,155            0.2
-----------------------------------------------------------------------------------------------------------------------------------
Railroads                                 22,876      Kansas City Southern (a)                            558,861            0.2
                                                      Other Securities                                    808,664            0.2
                                                                                                      -----------------------------
                                                                                                        1,367,525            0.4
-----------------------------------------------------------------------------------------------------------------------------------
Real Estate                                           Other Securities                                  1,013,237            0.3
-----------------------------------------------------------------------------------------------------------------------------------


20      MERRILL LYNCH SMALL CAP INDEX FUND      DECEMBER 31, 2005

Summary Schedule of Investments (continued)     Master Small Cap Index Series

                                          Shares                                                                         Percent of
Industry                                    Held      Common Stocks                                      Value           Net Assets
===================================================================================================================================
Real Estate Investment Trusts (REIT)       7,156      Alexandria Real Estate Equities, Inc.           $   576,058            0.1%
                                           9,978      Kilroy Realty Corp.                                 617,638            0.2
                                          63,600      La Quinta Corp. (a)                                 708,504            0.2
                                          17,408      Taubman Centers, Inc.                               604,928            0.1
                                                      Other Securities                                 20,986,688            5.7
                                                                                                      -----------------------------
                                                                                                       23,493,816            6.3
-----------------------------------------------------------------------------------------------------------------------------------
Recreational Vehicles & Boats                         Other Securities                                  1,226,456            0.3
-----------------------------------------------------------------------------------------------------------------------------------
Rental & Leasing Services: Commercial                 Other Securities                                  1,225,174            0.3
-----------------------------------------------------------------------------------------------------------------------------------
Rental & Leasing Services: Consumer                   Other Securities                                  1,261,400            0.3
-----------------------------------------------------------------------------------------------------------------------------------
Restaurants                                           Other Securities                                  5,383,158            1.5
-----------------------------------------------------------------------------------------------------------------------------------
Retail                                    11,200      Tractor Supply Co. (a)                              592,928            0.2
                                                      Other Securities                                 15,581,894            4.2
                                                                                                      -----------------------------
                                                                                                       16,174,822            4.4
-----------------------------------------------------------------------------------------------------------------------------------
Savings & Loan                            39,553      First Niagara Financial Group, Inc.                 572,332            0.2
                                          39,100      NewAlliance Bancshares, Inc.                        568,514            0.1
                                                      Other Securities                                  6,627,274            1.8
                                                                                                      -----------------------------
                                                                                                        7,768,120            2.1
-----------------------------------------------------------------------------------------------------------------------------------
Scientific Equipment & Suppliers                      Other Securities                                    630,056            0.2
-----------------------------------------------------------------------------------------------------------------------------------
Securities Brokerage & Services                       Other Securities                                  2,694,536            0.7
-----------------------------------------------------------------------------------------------------------------------------------
Services: Commercial                      12,394      Corrections Corp. of America (a)                    557,358            0.1
                                          15,300      Regis Corp.                                         590,121            0.2
                                                      Other Securities                                 11,202,530            3.0
                                                                                                      -----------------------------
                                                                                                       12,350,009            3.3
-----------------------------------------------------------------------------------------------------------------------------------
Shipping                                              Other Securities                                    662,562            0.2
-----------------------------------------------------------------------------------------------------------------------------------
Shoes                                                 Other Securities                                  1,658,413            0.4
-----------------------------------------------------------------------------------------------------------------------------------
Steel                                                 Other Securities                                  2,666,480            0.7
-----------------------------------------------------------------------------------------------------------------------------------
Synthetic Fibers                                      Other Securities                                     29,276            0.0
-----------------------------------------------------------------------------------------------------------------------------------
Telecommunications Equipment                          Other Securities                                  3,326,141            0.9
-----------------------------------------------------------------------------------------------------------------------------------
Textile Products                                      Other Securities                                    237,491            0.1
-----------------------------------------------------------------------------------------------------------------------------------
Textiles Apparel Manufacturers                        Other Securities                                  2,188,816            0.6
-----------------------------------------------------------------------------------------------------------------------------------
Tires & Rubber                                        Other Securities                                    449,633            0.1
-----------------------------------------------------------------------------------------------------------------------------------
Tobacco                                               Other Securities                                    827,081            0.2
-----------------------------------------------------------------------------------------------------------------------------------
Toys                                                  Other Securities                                    297,403            0.1
-----------------------------------------------------------------------------------------------------------------------------------
Transportation Miscellaneous                          Other Securities                                    822,220            0.2
-----------------------------------------------------------------------------------------------------------------------------------
Truckers                                              Other Securities                                  2,148,656            0.6
-----------------------------------------------------------------------------------------------------------------------------------
Utilities: Cable TV & Radio                           Other Securities                                     99,369            0.0
-----------------------------------------------------------------------------------------------------------------------------------
Utilities: Electrical                     53,177      Sierra Pacific Resources (a)                        693,428            0.2
                                                      Other Securities                                  4,335,165            1.2
                                                                                                      -----------------------------
                                                                                                        5,028,593            1.4
-----------------------------------------------------------------------------------------------------------------------------------
Utilities: Gas Distributors                           Other Securities                                  3,011,220            0.8
-----------------------------------------------------------------------------------------------------------------------------------
Utilities: Gas Pipelines                              Other Securities                                     96,565            0.0
-----------------------------------------------------------------------------------------------------------------------------------
Utilities: Miscellaneous                              Other Securities                                    458,640            0.1
-----------------------------------------------------------------------------------------------------------------------------------
Utilities: Telecommunications            227,400      Level 3 Communications, Inc. (a)(e)                 652,638            0.2
                                                      Other Securities                                  3,865,062            1.0
                                                                                                      -----------------------------
                                                                                                        4,517,700            1.2
-----------------------------------------------------------------------------------------------------------------------------------
Utilities: Water                                      Other Securities                                    590,947            0.2
-----------------------------------------------------------------------------------------------------------------------------------
Wholesale & International Trade                       Other Securities                                    258,903            0.1
-----------------------------------------------------------------------------------------------------------------------------------
Wholesalers                                           Other Securities                                    996,813            0.3
-----------------------------------------------------------------------------------------------------------------------------------
                                                      Total Common Stocks
                                                      (Cost--$291,937,655)                            368,885,577           99.7


        MERRILL LYNCH SMALL CAP INDEX FUND      DECEMBER 31, 2005             21

Summary Schedule of Investments (concluded)     Master Small Cap Index Series

                                                                                                                         Percent of
Industry                                              Mutual Funds                                       Value           Net Assets
===================================================================================================================================
Investment Management Companies                       Other Securities                                $   100,486            0.0%
-----------------------------------------------------------------------------------------------------------------------------------
                                                      Total Mutual Funds (Cost--$99,942)                  100,486            0.0
===================================================================================================================================

===================================================================================================================================

                                                      Rights
===================================================================================================================================
Retail                                                Other Securities                                        777            0.0
-----------------------------------------------------------------------------------------------------------------------------------
                                                      Total Rights (Cost--$0)                                 777            0.0
===================================================================================================================================

===================================================================================================================================

                                                      Other Interests (b)
===================================================================================================================================
Oil: Crude Producers                                  Other Securities                                          0            0.0
-----------------------------------------------------------------------------------------------------------------------------------
                                                      Total Other Interests (Cost--$0)                          0            0.0
===================================================================================================================================

===================================================================================================================================

                                      Beneficial
                                        Interest      Short-Term Securities
===================================================================================================================================
                                     $   641,675      Merrill Lynch Liquidity Series, LLC
                                                      Cash Sweep Series I (c)                             641,675            0.2
                                      13,465,055      Merrill Lynch Liquidity Series, LLC
                                                      Money Market Series (c)(d)                       13,465,055            3.6
-----------------------------------------------------------------------------------------------------------------------------------
                                                      Total Short-Term Securities
                                                      (Cost--$14,106,730)                              14,106,730            3.8
===================================================================================================================================
Total Investments (Cost--$306,144,327*)                                                               383,093,570          103.5

Liabilities in Excess of Other Assets                                                                 (12,948,221)          (3.5)
                                                                                                     ------------------------------
Net Assets                                                                                           $370,145,349          100.0
                                                                                                     ==============================

* The cost and unrealized appreciation (depreciation) of investments, as of December 31, 2005, as computed for federal income tax purposes, were as follows:

      Aggregate cost ...........................................   $309,875,971
                                                                   ============
      Gross unrealized appreciation ............................   $ 98,880,176
      Gross unrealized depreciation ............................    (25,662,577)
                                                                   ------------
      Net unrealized appreciation ..............................   $ 73,217,599
                                                                   ============

(a)   Non-income producing security.
(b) Other interests represent beneficial interest in liquidation trusts and other reorganization entities and are non-income producing.
(c) Investments in companies considered to be an affiliate of the Series, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

      -------------------------------------------------------------------------
                                                          Net          Interest
      Affiliate                                        Activity         Income
      -------------------------------------------------------------------------
      Merrill Lynch Liquidity Series, LLC
        Cash Sweep Series I                          $(8,347,915)      $464,626
      Merrill Lynch Liquidity Series, LLC
        Money Market Series                          $ 1,812,667       $210,148
      -------------------------------------------------------------------------

(d)   Security was purchased with the cash proceeds from securities loans.
(e)   Security, or a portion of security, is on loan.

o "Other Securities" represent issues that are not identified as the 50 largest holdings of the Series and issues not exceeding 1% of net assets.
o For Series compliance purposes, the Series' industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Series management. This definition may not apply for the purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets. These industry classifications are unaudited.
o Financial futures contracts purchased as of December 31, 2005 were as follows:

      --------------------------------------------------------------------------
      Number of                      Expiration        Face          Unrealized
      Contracts       Issue             Date           Value        Depreciation
      --------------------------------------------------------------------------
          4           Russell          March
                      2000 Index        2006        $1,357,448         $(848)
      --------------------------------------------------------------------------

      See Notes to Financial Statements.


22      MERRILL LYNCH SMALL CAP INDEX FUND      DECEMBER 31, 2005

Statement of Assets and Liabilities                Master Small Cap Index Series

As of December 31, 2005
==================================================================================================================================
Assets
----------------------------------------------------------------------------------------------------------------------------------
               Investments in unaffiliated securities, at value (including securities loaned
                of $12,774,919) (identified cost--$292,037,597) ...............................                      $ 368,986,840
               Investments in affiliated securities, at value (identified cost--$14,106,730) ..                         14,106,730
               Cash ...........................................................................                            199,136
               Cash on deposit for financial futures contracts ................................                             94,500
               Receivables:
                  Contributions ...............................................................    $     615,677
                  Dividends ...................................................................          477,368
                  Securities sold .............................................................          122,941
                  Securities lending ..........................................................           21,552
                  Investment adviser ..........................................................            6,551         1,244,089
                                                                                                   -------------
               Prepaid expenses and other assets ..............................................                              4,599
                                                                                                                     -------------
               Total assets ...................................................................                        384,635,894
                                                                                                                     -------------
==================================================================================================================================
Liabilities
----------------------------------------------------------------------------------------------------------------------------------
               Collateral on securities loaned, at value ......................................                         13,465,055
               Payables:
                  Withdrawals .................................................................          535,268
                  Securities purchased ........................................................          387,861
                  Variation margin ............................................................           13,114
                  Other affiliates ............................................................            4,415           940,658
                                                                                                   -------------
               Accrued expenses and other liabilities .........................................                             84,832
                                                                                                                     -------------
               Total liabilities ..............................................................                         14,490,545
                                                                                                                     -------------
==================================================================================================================================
Net Assets
----------------------------------------------------------------------------------------------------------------------------------
               Net assets .....................................................................                      $ 370,145,349
                                                                                                                     =============
==================================================================================================================================
Net Assets Consist of
----------------------------------------------------------------------------------------------------------------------------------
               Investors' capital .............................................................                      $ 293,196,954
               Unrealized appreciation--net ...................................................                         76,948,395
                                                                                                                     -------------
               Net Assets .....................................................................                      $ 370,145,349
                                                                                                                     =============

      See Notes to Financial Statements.


        MERRILL LYNCH SMALL CAP INDEX FUND      DECEMBER 31, 2005             23

Statement of Operations                            Master Small Cap Index Series

For the Year Ended December 31, 2005
==================================================================================================================================
Investment Income
----------------------------------------------------------------------------------------------------------------------------------
                       Dividends (net of $2,753 foreign withholding tax) ......................                      $   3,913,033
                       Interest from affiliates ...............................................                            464,626
                       Securities lending--net ................................................                            210,148
                                                                                                                     -------------
                       Total income ...........................................................                          4,587,807
                                                                                                                     -------------
==================================================================================================================================
Expenses
----------------------------------------------------------------------------------------------------------------------------------
                       Professional fees ......................................................    $      95,082
                       Custodian fees .........................................................           89,720
                       Accounting services ....................................................           54,323
                       Investment advisory fees ...............................................           37,012
                       Trustees' fees and expenses ............................................            4,438
                       Printing and shareholder reports .......................................            4,430
                       Pricing fees ...........................................................               18
                       Other ..................................................................            9,219
                                                                                                   -------------
                       Total expenses before reimbursement ....................................          294,242
                       Reimbursement of expenses ..............................................          (32,038)
                                                                                                   -------------
                       Total expenses after reimbursement .....................................                            262,204
                                                                                                                     -------------
                       Investment income--net .................................................                          4,325,603
                                                                                                                     -------------
==================================================================================================================================
Realized & Unrealized Gain (Loss)--Net
----------------------------------------------------------------------------------------------------------------------------------
                       Realized gain (loss) on:
                          Investments--net ....................................................       16,040,394
                          Futures contracts--net ..............................................       (2,490,898)       13,549,496
                                                                                                   -------------
                       Change in unrealized appreciation/depreciation on:
                          Investments--net ....................................................       (5,044,498)
                          Futures contracts--net ..............................................         (107,043)       (5,151,541)
                                                                                                   -------------------------------
                       Total realized and unrealized gain--net ................................                          8,397,955
                                                                                                                     -------------
                       Net Increase in Net Assets Resulting from Operations ...................                      $  12,723,558
                                                                                                                     =============

      See Notes to Financial Statements.


24      MERRILL LYNCH SMALL CAP INDEX FUND      DECEMBER 31, 2005

Statements of Changes in Net Assets                Master Small Cap Index Series

                                                                                                          For the Year Ended
                                                                                                             December 31,
                                                                                                   -------------------------------
Increase (Decrease) in Net Assets:                                                                     2005              2004
==================================================================================================================================
Operations
----------------------------------------------------------------------------------------------------------------------------------
                       Investment income--net .................................................    $   4,325,603     $   3,882,942
                       Realized gain--net .....................................................       13,549,496        14,493,934
                       Change in unrealized appreciation/depreciation--net ....................       (5,151,541)       37,873,933
                                                                                                   -------------------------------
                       Net increase in net assets resulting from operations ...................       12,723,558        56,250,809
                                                                                                   -------------------------------
==================================================================================================================================
Capital Transactions
----------------------------------------------------------------------------------------------------------------------------------
                       Proceeds from contributions ............................................      267,164,255       309,457,896
                       Fair value of withdrawals ..............................................     (275,403,741)     (335,706,893)
                                                                                                   -------------------------------
                       Net decrease in net assets derived from capital transactions ...........       (8,239,486)      (26,248,997)
                                                                                                   -------------------------------
==================================================================================================================================
Net Assets
----------------------------------------------------------------------------------------------------------------------------------
                       Total increase in net assets ...........................................        4,484,072        30,001,812
                       Beginning of year ......................................................      365,661,277       335,659,465
                                                                                                   -------------------------------
                       End of year ............................................................    $ 370,145,349     $ 365,661,277
                                                                                                   ===============================

      See Notes to Financial Statements.

Financial Highlights                               Master Small Cap Index Series

                                                                                    For the Year Ended
                                                                                        December 31,
The following ratios have been derived from                ---------------------------------------------------------------------
information provided in the financial statements.             2005           2004           2003           2002            2001
================================================================================================================================
Total Investment Return
--------------------------------------------------------------------------------------------------------------------------------
                  Total investment return ..............       4.63%         18.15%         47.11%        (20.19%)          2.37%
                                                           =====================================================================
================================================================================================================================
Ratios to Average Net Assets
--------------------------------------------------------------------------------------------------------------------------------
                  Expenses, net of reimbursement .......        .07%           .08%           .09%           .08%            .08%
                                                           =====================================================================
                  Expenses .............................        .08%           .08%           .10%           .14%            .13%
                                                           =====================================================================
                  Investment income--net ...............       1.17%          1.11%          1.13%          1.26%           1.45%
                                                           =====================================================================
================================================================================================================================
Supplemental Data
--------------------------------------------------------------------------------------------------------------------------------
                  Net assets, end of year (in thousands)   $370,145       $365,661       $335,659       $181,915        $182,968
                                                           =====================================================================
                  Portfolio turnover ...................      36.63%         37.74%         28.57%         39.00%          48.50%
                                                           =====================================================================

      See Notes to Financial Statements.


        MERRILL LYNCH SMALL CAP INDEX FUND      DECEMBER 31, 2005             25

Notes to Financial Statements                      Master Small Cap Index Series

1. Significant Accounting Policies:

Master Small Cap Index Series (the "Series"), a non-diversified investment company, is part of Quantitative Master Series Trust (the "Trust"). The Trust is registered under the Investment Company Act of 1940, as amended, and is organized as a Delaware statutory trust. The Declaration of Trust permits the Trustees to issue nontransferable interests in the Trust, subject to certain limitations. The Series' financial statements are prepared in conformity with U.S. generally accepted accounting principles, which may require the use of management accruals and estimates. Actual results may differ from these estimates. The following is a summary of significant accounting policies followed by the Series.

(a) Valuation of investments -- Equity securities that are held by the Series that are traded on stock exchanges or the Nasdaq National Market are valued at the last sale price or official close price on the exchange, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price for long positions, and at the last available asked price for short positions. In cases where equity securities are traded on more than one exchange, the securities are valued on the exchange designated as the primary market by or under the authority of the Board of Trustees of the Trust. Long positions traded in the over-the-counter ("OTC") market, Nasdaq Small Cap or Bulletin Board are valued at the last available bid price or yield equivalent obtained from one or more dealers or pricing services approved by the Board of Trustees of the Trust. Short positions traded in the OTC market are valued at the last available asked price. Portfolio securities that are traded both in the OTC market and on a stock exchange are valued according to the broadest and most representative market.

Options written are valued at the last sale price in the case of exchange-traded options or, in the case of options traded in the OTC market, the last asked price. Options purchased are valued at their last sale price in the case of exchange-traded options or, in the case of options traded in the OTC market, the last bid price. Swap agreements are valued based upon quoted fair valuations received daily by the Series from a pricing service or counterparty. Financial futures contracts and options thereon, which are traded on exchanges, are valued at their last sale price as of the close of such exchanges. Obligations with remaining maturities of 60 days or less are valued at amortized cost unless the Investment Adviser believes that this method no longer produces fair valuations.

Repurchase agreements are valued at cost plus accrued interest. The Series employs pricing services to provide certain securities prices for the Series. Securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Trustees of the Trust, including valuations furnished by the pricing services retained by the Series, which may use a matrix system for valuations. The procedures of a pricing service and its valuations are reviewed by the officers of the Trust under the general supervision by the Board of Trustees of the Trust. Such valuations and procedures will be reviewed periodically by the Board of Trustees of the Trust.

Generally, trading in foreign securities, as well as U.S. government securities, money market instruments and certain fixed income securities, is substantially completed each day at various times prior to the close of business on the New York Stock Exchange ("NYSE"). The values of such securities used in computing the net assets of the Series are determined as of such times. Foreign currency exchange rates also are generally determined prior to the close of business on the NYSE. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which they are determined and the close of business on the NYSE that may not be reflected in the computation of the Series' net assets. If events (for example, a company announcement, market volatility or a natural disaster) occur during such periods that are expected to materially affect the value of such securities, those securities may be valued at their fair value as determined in good faith by the Board of Trustees of the Trust or by the Investment Adviser using a pricing service and/or procedures approved by the Board of Trustees of the Trust.

(b) Derivative financial instruments -- The Series may engage in various portfolio investment strategies both to increase the return of the Series and to hedge, or protect, its exposure to interest rate movements and movements in the securities markets. Losses may arise due to changes in the value of the contract or if the counterparty does not perform under the contract.


26      MERRILL LYNCH SMALL CAP INDEX FUND      DECEMBER 31, 2005

Notes to Financial Statements (continued)          Master Small Cap Index Series

o Financial futures contracts -- The Series may purchase or sell financial futures contracts and options on such futures contracts. Futures contracts are contracts for delayed delivery of securities at a specific future date and at a specified price or yield. Upon entering into a contract, the Series deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Series agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Series as unrealized gains or losses. When the contract is closed, the Series records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

o Options -- The Series may purchase and write call and put options. When the Series writes an option, an amount equal to the premium received by the Series is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. When a security is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the security acquired or deducted from (or added to) the proceeds of the security sold. When an option expires (or the Series enters into a closing transaction), the Series realizes a gain or loss on the option to the extent of the premiums received or paid (or a gain or loss to the extent that the cost of the closing transaction exceeds the premium paid or received).

      Written and purchased options are non-income producing investments.

(c) Income taxes -- The Series is classified as a partnership for federal income tax purposes. As such, each investor in the Series is treated as owner of its proportionate share of the net assets, income, expenses and realized and unrealized gains and losses of the Series. Therefore, no federal income tax provision is required. Under the applicable foreign tax law, a withholding tax may be imposed on interest, dividends and capital gains at various rates. It is intended that the Series' assets will be managed so an investor in the Series can satisfy the requirements of Subchapter M of the Internal Revenue Code.

(d) Security transactions and investment income -- Security transactions are accounted for on the date the securities are purchased or sold (the trade dates). Realized gains and losses on security transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend dates. Interest income is recognized on the accrual basis.

(e) Securities lending -- The Series may lend securities to financial institutions that provide cash or securities issued or guaranteed by the U.S. government as collateral, which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. The market value of the loaned securities is determined at the close of business of the Series and any additional required collateral is delivered to the Series on the next business day. Where the Series receives securities as collateral for the loaned securities, it collects a fee from the borrower. The Series typically receives the income on the loaned securities but does not receive the income on the collateral. Where the Series receives cash collateral, it may invest such collateral and retain the amount earned on such investment, net of any amount rebated to the borrower. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within five business days. The Series may pay reasonable finder's, lending agent, administrative and custodial fees in connection with its loans. In the event that the borrower defaults on its obligation to return borrowed securities because of insolvency or for any other reason, the Series could experience delays and costs in gaining access to the collateral. The Series also could suffer a loss where the value of the collateral falls below the market value of the borrowed securities, in the event of borrower default or in the event of losses on investments made with cash collateral.

2. Investment Advisory Agreement and Transactions with Affiliates:

The Trust has entered into an Investment Advisory Agreement with Fund Asset Management, L.P. ("FAM"). The general partner of FAM is Princeton Services, Inc. ("PSI"), an indirect, wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner.


        MERRILL LYNCH SMALL CAP INDEX FUND      DECEMBER 31, 2005             27

Notes to Financial Statements (concluded)          Master Small Cap Index Series

FAM is responsible for the management of the Series' portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Series. For such services, the Series pays a monthly fee at an annual rate of .01% of the average daily value of the Series' net assets. FAM has entered into a contractual arrangement with the Series under which all expenses incurred by the Series will not exceed .08%. This arrangement has a one-year term and is renewable. FAM reimbursed the Series for the amount of $32,038.

Merrill Lynch Trust Company ("MLTC"), an indirect, wholly-owned subsidiary of ML & Co., is the Series' custodian.

The Trust has received an exemptive order from the Securities and Exchange Commission permitting it to lend portfolio securities to Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S"), an affiliate of FAM, or its affiliates. As of December 31, 2005, the Series lent securities with a value of $127,122 to MLPF&S or its affiliates. Pursuant to that order, the Trust also has retained Merrill Lynch Investment Managers, LLC ("MLIM, LLC"), an affiliate of FAM, as the securities lending agent for a fee based on a share of the returns on investment of cash collateral. MLIM, LLC may, on behalf of the Trust and the Series, invest cash collateral received by the Series for such loans, among other things, in a private investment company managed by MLIM, LLC or in registered money market funds advised by FAM or its affiliates. For the year ended December 31, 2005, MLIM, LLC received $90,653 in securities lending agent fees from the Series.

For the year ended December 31, 2005, the Series reimbursed FAM $8,536 for certain accounting services.

Certain officers and/or trustees of the Trust are officers and/or directors of FAM, PSI, MLTC, ML & Co., and/or MLIM, LLC.

3. Investments:

Purchases and sales of investments, excluding short-term securities, for the year ended December 31, 2005 were $131,186,567 and $130,499,691, respectively.

4. Short-Term Borrowings:

The Trust, on behalf of the Series, along with certain other funds managed by FAM and its affiliates, is a party to a $500,000,000 credit agreement with a group of lenders. The Series may borrow under the credit agreement to fund shareholder redemptions and for other lawful purposes other than for leverage. The Series may borrow up to the maximum amount allowable under the Series' current prospectus and statement of additional information, subject to various other legal, regulatory or contractual limits. The Series pays a commitment fee of .07% per annum based on the Series' pro rata share of the unused portion of the credit agreement. Amounts borrowed under the credit agreement bear interest at a rate equal to, at each Series' election, the federal funds rate plus .50% or a base rate as defined in the credit agreement. The Series did not borrow under the credit agreement during the year ended December 31, 2005. On November 23, 2005 the credit agreement was renewed for one year under substantially the same terms


28      MERRILL LYNCH SMALL CAP INDEX FUND      DECEMBER 31, 2005

Report of Independent Registered Public Accounting Firm
                                                   Master Small Cap Index Series

To the Investors and Board of Trustees of Quantitative Master Series Trust:

We have audited the accompanying statement of assets and liabilities, including the summary schedule of investments, of Master Small Cap Index Series, one of the portfolios constituting Quantitative Master Series Trust (the "Trust") as of December 31, 2005, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2005, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Master Small Cap Index Series of the Quantitative Master Series Trust as of December 31, 2005, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.


Deloitte & Touche LLP
Princeton, New Jersey
February 23, 2006


        MERRILL LYNCH SMALL CAP INDEX FUND      DECEMBER 31, 2005             29

Officers and Directors/Trustees

                                                                                                       Number of
                                                                                                       Portfolios in   Other Public
                                                                                                       Fund Complex    Directorships
                           Position(s)  Length of                                                      Overseen by     Held by
                           Held with    Time                                                           Director/       Director/
Name        Address & Age  Fund/Trust   Served   Principal Occupation(s) During Past 5 Years           Trustee         Trustee
====================================================================================================================================
Interested Director/Trustee
------------------------------------------------------------------------------------------------------------------------------------
Robert C.   P.O. Box 9011  President    2005 to  President of the MLIM/FAM-advised funds since 2005;   131 Funds       None
Doll, Jr.*  Princeton, NJ  and          present  President of MLIM and FAM since 2001; Co-Head         177 Portfolios
            08543-9011     Director/             (Americas Region) thereof from 2000 to 2001 and
            Age: 51        Trustee               Senior Vice President from 1999 to 2001; President
                                                 and Director of Princeton Services, Inc. ("Princeton
                                                 Services") since 2001; President of Princeton
                                                 Administrators, L.P. ("Princeton Administrators")
                                                 since 2001; Chief Investment Officer of Oppenheimer-
                                                 Funds, Inc. in 1999 and Executive Vice President
                                                 thereof from 1991 to 1999.
            ------------------------------------------------------------------------------------------------------------------------
            *     Mr. Doll is a director, trustee or member of an advisory board of certain other investment companies for which
                  MLIM or FAM acts as investment adviser. Mr. Doll is an "interested person," as defined in the Investment Company
                  Act, of the Fund based on his current positions with MLIM, FAM, Princeton Services and Princeton Administrators.
                  Directors/Trustees serve until their resignation, removal or death, or until December 31 of the year in which they turn 72. As Fund President, Mr. Doll serves at the pleasure of the Board of Directors/Trustees.
====================================================================================================================================
Independent Directors/Trustees*
------------------------------------------------------------------------------------------------------------------------------------
Donald W.   P.O. Box 9095  Director/    2002 to  General Partner of The Burton Partnership, Limited    23 Funds        Knology, Inc.
Burton      Princeton, NJ  Trustee      present  Partnership (an investment partnership) since 1979;   42 Portfolios   (telecommuni-
            08543-9095                           Managing General Partner of the South Atlantic                        cations) and
            Age: 61                              Venture Funds since 1983; Member of the Investment                    Symbion, Inc.
                                                 Advisory Council of the Florida State Board of                        (health care)
                                                 Administration since 2001.
------------------------------------------------------------------------------------------------------------------------------------
Laurie      P.O. Box 9095  Director/    1999 to  Professor of Finance and Economics, Graduate          23 Funds        None
Simon       Princeton, NJ  Trustee      present  School of Business, Columbia University since 1998.   42 Portfolios
Hodrick     08543-9095
            Age: 43
------------------------------------------------------------------------------------------------------------------------------------
John        P.O. Box 9095  Director/    2005 to  President and Chief Executive Officer of Allmerica    23 Funds        ABIOMED
Francis     Princeton, NJ  Trustee      present  Financial Corporation (financial services holding     42 Portfolios   (medical
O'Brien     08543-9095                           company) from 1995 to 2002 and Director from                          device manuf-
            Age: 62                              1995 to 2003; President of Allmerica Investment                       acturer),
                                                 Management Co., Inc. (investment adviser) from                        Cabot Corpor-
                                                 1989 to 2002, Director from 1989 to 2002 and                          ation (chem-
                                                 Chairman of the Board from 1989 to 1990; President,                   icals), LKQ
                                                 Chief Executive Officer and Director of First                         Corporation
                                                 Allmerica Financial Life Insurance Company from 1989                  (auto parts
                                                 to 2002 and Director of various other Allmerica                       manufactur-
                                                 Financial companies until 2002; Director since 1989,                  ing) and TJX
                                                 Member of the Governance Nominating Committee                         Companies,
                                                 since 2004, Member of the Compensation                                Inc.
                                                 Committee of ABIOMED since 1989 and Member of                         (retailer)
                                                 the Audit Committee of ABIOMED from 1990 to 2004;
                                                 Director and Member of the Governance and
                                                 Nomination Committee of Cabot Corporation and
                                                 Member of the Audit Committee since 1990; Director
                                                 and Member of the Audit Committee and
                                                 Compensation Committee of LKQ Corporation since
                                                 2003; Lead Director of TJX Companies, Inc. since
                                                 1999; Trustee of the Woods Hole Oceanographic
                                                 Institute since 2003.
------------------------------------------------------------------------------------------------------------------------------------
David H.    P.O. Box 9095  Director/    2003 to  Consultant with Putnam Investments from 1993          23 Funds        None
Walsh       Princeton, NJ  Trustee      present  to 2003, and employed in various capacities           42 Portfolios
            08543-9095                           therewith from 1973 to 1992; Director, The
            Age: 64                              National Audubon Society since 1998; Director,
                                                 The American Museum of Fly Fishing since 1997.


30      MERRILL LYNCH SMALL CAP INDEX FUND      DECEMBER 31, 2005

Officers and Directors/Trustees (concluded)

                                                                                                       Number of
                                                                                                       Portfolios in   Other Public
                                                                                                       Fund Complex    Directorships
                           Position(s)  Length of                                                      Overseen by     Held by
                           Held with    Time                                                           Director/       Director/
Name        Address & Age  Fund/Trust   Served   Principal Occupation(s) During Past 5 Years           Trustee         Trustee
====================================================================================================================================
Independent Directors/Trustees* (concluded)
------------------------------------------------------------------------------------------------------------------------------------
Fred G.     P.O. Box 9095  Director/    1998 to  Managing Director of FGW Associates since 1997;       23 Funds        Watson
Weiss **    Princeton, NJ  Trustee      present  Vice President, Planning, Investment and Devel-       42 Portfolios   Pharma-
            08543-9095                           opment of Warner Lambert Co. from 1979 to 1997;                       ceuticals,
            Age: 64                              Director of Michael J. Fox Foundation for Parkinson's                 Inc. (pharma-
                                                 Research since 2000; Director of BTG International                    ceutical
                                                 PLC (a global technology commercialization                            company)
                                                 company) since 2001.
            ------------------------------------------------------------------------------------------------------------------------
            *     Directors/Trustees serve until their resignation, removal or death, or until December 31 of the year in which they turn 72.
            **    Chairman of the Board and the Audit Committee.
------------------------------------------------------------------------------------------------------------------------------------

                           Position(s)  Length of
                           Held with    Time
Name        Address & Age  Fund/Trust   Served   Principal Occupation(s) During Past 5 Years
====================================================================================================================================
Fund/Trust Officers*
------------------------------------------------------------------------------------------------------------------------------------
Donald C.   P.O. Box 9011  Vice         1997 to  First Vice President of MLIM and FAM since 1997 and Treasurer thereof since
Burke       Princeton, NJ  President    present  1999; Senior Vice President and Treasurer of Princeton Services since 1999 and
            08543-9011     and          and      Director since 2004; Vice President of FAM Distributors, Inc. ("FAMD") since
            Age: 45        Treasurer    1999 to  1999 and Director since 2004; Vice President of MLIM and FAM from 1990 to 1997;
                                        present  Director of Taxation of MLIM from 1990 to 2001; Vice President, Treasurer and
                                                 Secretary of the IQ Funds since 2004.
------------------------------------------------------------------------------------------------------------------------------------
Vincent J.  P.O. Box 9011  Vice         2005 to  Managing Director of MLIM since 2005; Director of MLIM from 1999 to 2005.
Costa       Princeton, NJ  President    present
            08543-9011
            Age: 43
------------------------------------------------------------------------------------------------------------------------------------
Debra L.    P.O. Box 9011  Vice         2005 to  Director of MLIM since 1999.
Jelilian    Princeton, NJ  President    present
            08543-9011
            Age: 38
------------------------------------------------------------------------------------------------------------------------------------
Jeffrey L.  P.O. Box 9011  Vice         2005 to  Director of MLIM since 2004; Vice President of MLIM from 1994 to 2004.
Russo       Princeton, NJ  President    present
            08543-9011
            Age: 38
------------------------------------------------------------------------------------------------------------------------------------
Jeffrey     P.O. Box 9011  Chief        2004 to  Chief Compliance Officer of the MLIM/FAM-advised funds and First Vice President
Hiller      Princeton, NJ  Compliance   present  and Chief Compliance Officer of MLIM (Americas Region) since 2004; Chief
            08543-9011     Officer               Compliance Officer of the IQ Funds since 2004; Global Director of Compliance at
            Age: 54                              Morgan Stanley Investment Management from 2002 to 2004; Managing Director and
                                                 Global Director of Compliance at Citigroup Asset Management from 2000 to 2002;
                                                 Chief Compliance Officer at Soros Fund Management in 2000; Chief Compliance
                                                 Officer at Prudential Financial from 1995 to 2000; Senior Counsel in the
                                                 Commission's Division of Enforcement in Washington, .D.C. from 1990 to 1995.
------------------------------------------------------------------------------------------------------------------------------------
Alice A.    P.O. Box 9011  Secretary    2004 to  Director (Legal Advisory) of MLIM since 2002; Vice President of MLIM from 1999
Pellegrino  Princeton, NJ               present  to 2002; Attorney associated with MLIM since 1997; Secretary of MLIM, FAM, FAMD
            08543-9011                           and Princeton Services since 2004.
            Age: 45
            ------------------------------------------------------------------------------------------------------------------------
            *     Officers of the Fund/Trust serve at the pleasure of the Board of Directors/Trustees.
------------------------------------------------------------------------------------------------------------------------------------
            Further information about the Fund's Officers and Directors/Trustees is available in the Fund's Statement of Additional
            Information, which can be obtained without charge by calling 1-800-637-3863.
------------------------------------------------------------------------------------------------------------------------------------

Custodian

Merrill Lynch Trust Company, FSB
1300 Merrill Lynch Drive
3rd Floor -- MSC 0303
Pennington, NJ 08534

Transfer Agent

Financial Data Services, Inc.
4800 Deer Lake Drive East
Jacksonville, FL 32246-6484
800-637-3863


        MERRILL LYNCH SMALL CAP INDEX FUND      DECEMBER 31, 2005             31

[LOGO] Merrill Lynch   Investment Managers
www.mlim.ml.com

--------------------------------------------------------------------------------

Mercury Advisors
A Division of Merrill Lynch Investment Managers www.mercury.ml.com

This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund's current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available (1) without charge, upon request, by calling toll-free 1-800-637-3863; (2) at www.mutualfunds.ml.com; and (3) on the Securities and Exchange Commission's Web site at http://www.sec.gov. Information about how the Fund voted proxies relating to securities held in the Fund's portfolio during the most recent 12-month period ended June 30 is available (1) at www.mutualfunds.ml.com and (2) on the Securities and Exchange Commission's Web site at http://www.sec.gov.

Merrill Lynch Index Funds, Inc.
Box 9011
Princeton, NJ
08543-9011

                                                               #Index 3 -- 12/05

Item 2 - Code of Ethics - The registrant has adopted a code of ethics, as of the end of the period covered by this report, that applies to the registrant's principal executive officer, principal financial officer and principal accounting officer, or persons performing similar functions. A copy of the code of ethics is available without charge upon request by calling toll-free 1-800-MER-FUND (1-800-637-3863).

Item 3 - Audit Committee Financial Expert - The registrant's board of directors has determined that (i) the registrant has the following audit committee financial experts serving on its audit committee and (ii) each audit committee financial expert is independent: (1) Donald W. Burton, (2) Laurie Simon Hodrick, (3) John F. O'Brien, (4) David H. Walsh and (5) Fred G. Weiss.

         The registrant's board of directors has determined that Laurie Simon Hodrick qualifies as a financial expert pursuant to Item 3(c)(4) of Form N-CSR.

         Ms. Hodrick has a thorough understanding of generally accepted accounting principals, financial statements, and internal controls and procedures for financial reporting. Ms. Hodrick earned a Ph.D. in economics and has taught courses in finance for over 15 years. Her M.B.A.-level course centers around the evaluation and analysis of firms' corporate financial statements. She has also taught in financial analysts' training programs. Ms. Hodrick has also worked with several prominent corporations in connection with the analysis of financial forecasts and projections and analysis of the financial statements of those companies, serving on the Financial Advisory Council of one of these major corporations. She has also served as the Treasurer and Finance Chair of a 501(c)(3) organization. Ms. Hodrick has published a number of articles in leading economic and financial journals and is the associate editor of two leading finance journals.

Item 4 - Principal Accountant Fees and Services

         Small Cap Index Fund of Merrill Lynch Index Funds, Inc.

         (a) Audit Fees -         Fiscal Year Ending December 31, 2005 - $6,500
                                  Fiscal Year Ending December 31, 2004 - $6,200

         (b) Audit-Related Fees - Fiscal Year Ending December 31, 2005 - $19,000
                                  Fiscal Year Ending December 31, 2004 - $0

         The nature of the services include assurance and related services reasonably related to the performance of the audit of financial statements not included in Audit Fees.

         (c) Tax Fees -           Fiscal Year Ending December 31, 2005 - $5,700
                                  Fiscal Year Ending December 31, 2004 - $5,200

         The nature of the services include tax compliance, tax advice and tax planning.

         (d) All Other Fees -     Fiscal Year Ending December 31, 2005 - $0
                                  Fiscal Year Ending December 31, 2004 - $0

         Master Small Cap Index Series of Quantitative Master Series Trust

         (a) Audit Fees -         Fiscal Year Ending December 31, 2005 - $43,000
                                  Fiscal Year Ending December 31, 2004 - $41,000

         (b) Audit-Related Fees - Fiscal Year Ending December 31, 2005 - $0
                                  Fiscal Year Ending December 31, 2004 - $0

         (c) Tax Fees -           Fiscal Year Ending December 31, 2005 - $16,200
                                  Fiscal Year Ending December 31, 2004 - $15,000

         The nature of the services include tax compliance, tax advice and tax planning.

         (d) All Other Fees -     Fiscal Year Ending December 31, 2005 - $0
                                  Fiscal Year Ending December 31, 2004 - $0

         (e)(1) The registrant's audit committee (the "Committee") has adopted policies and procedures with regard to the pre-approval of services. Audit, audit-related and tax compliance services provided to the registrant on an annual basis require specific pre-approval by the Committee. The Committee also must approve other non-audit services provided to the registrant and those non-audit services provided to the registrant's affiliated service providers that relate directly to the operations and the financial reporting of the registrant. Certain of these non-audit services that the Committee believes are a) consistent with the SEC's auditor independence rules and b) routine and recurring services that will not impair the independence of the independent accountants may be approved by the Committee without consideration on a specific case-by-case basis ("general pre-approval"). However, such services will only be deemed pre-approved provided that any individual project does not exceed $5,000 attributable to the registrant or $50,000 for all of the registrants the Committee oversees. Any proposed services exceeding the pre-approved cost levels will require specific pre-approval by the Committee, as will any other services not subject to general pre-approval (e.g., unanticipated but permissible services). The Committee is informed of each service approved subject to general pre-approval at the next regularly scheduled in-person board meeting.

         (e)(2) 0%

         (f) Not Applicable

         (g) Fiscal Year Ending December 31, 2005 - $5,577,771
             Fiscal Year Ending December 31, 2004 - $11,926,355

         (h) The registrant's audit committee has considered and determined that the provision of non-audit services that were rendered to the registrant's investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

         Regulation S-X Rule 2-01(c)(7)(ii) - $1,227,000, 0%

Item 5 - Audit Committee of Listed Registrants - Not Applicable

Item 6 - Schedule of Investments

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM ON DETAILED SCHEDULE OF INVESTMENTS

To the Investors and Board of Trustees of Quantitative Master Series Trust:

We have audited, in accordance with the standards of the Public Company Accounting Oversight Board (United States), the financial statements of Master Small Cap Index Series (the "Series"), one of the portfolios constituting the Quantitative Master Series Trust (the "Trust"), as of December 31, 2005, and for the year then ended and have issued our report thereon dated February 23, 2006 which report and financial statements are included in Item 1 of this Certified Shareholder Report on Form N-CSR. Our audit also included the Series' schedule of investments in securities (the "Schedule") as of December 31, 2005 appearing in Item 6 of this Form N-CSR. This Schedule is the responsibility of the Trust's management. Our responsibility is to express an opinion based on our audit. In our opinion, the Schedule referred to above, when considered in relation to the basic financial statements taken as a whole of the Series referred to above, presents fairly, in all material respects, the information set forth therein.

Deloitte & Touche LLP
Princeton, New Jersey
February 23, 2006

Master Small Cap Index Series
Schedule of Investments as of December 31, 2005

                                                          Shares
Industry                                                    Held   Common Stocks                                    Value
-----------------------------------------------------------------------------------------------------------------------------
Advertising Agencies - 0.6%                               10,035   Advo, Inc.                                   $     282,786
                                                          19,200   aQuantive, Inc. (a)                                484,608
                                                          15,200   Catalina Marketing Corp.                           385,320
                                                           8,100   Greenfield Online, Inc. (a)                         47,466
                                                           4,500   Marchex, Inc. Class B (a)(e)                       101,205
                                                          15,600   Valassis Communications, Inc. (a)                  453,492
                                                          23,000   ValueClick, Inc. (a)                               416,530
                                                           6,700   Ventiv Health, Inc. (a)                            158,254
                                                                                                                -------------
                                                                                                                    2,329,661
-----------------------------------------------------------------------------------------------------------------------------
Aerospace - 0.5%                                           1,800   ARGON ST, Inc. (a)                                  55,764
                                                           7,534   Curtiss-Wright Corp.                               411,356
                                                           8,626   Heico Corp. (e)                                    223,241
                                                           5,300   K&F Industries Holdings, Inc. (a)                   81,408
                                                           4,300   MTC Technologies, Inc. (a)                         117,734
                                                          11,113   Moog, Inc. Class A (a)                             315,387
                                                          16,235   Orbital Sciences Corp. (a)                         208,457
                                                          10,734   Teledyne Technologies, Inc. (a)                    312,359
                                                           3,900   United Industrial Corp.                            161,343
                                                                                                                -------------
                                                                                                                    1,887,049
-----------------------------------------------------------------------------------------------------------------------------
Agriculture, Fishing & Ranching - 0.2%                     3,200   The Andersons, Inc.                                137,856
                                                           1,100   Alico, Inc.                                         49,709
                                                          11,628   Delta & Pine Land Co.                              267,560
                                                          17,900   Gold Kist, Inc. (a)                                267,605
                                                                                                                -------------
                                                                                                                      722,730
-----------------------------------------------------------------------------------------------------------------------------
Air Transport - 1.0%                                      11,868   AAR Corp. (a)                                      284,239
                                                          14,700   ABX Air, Inc. (a)                                  115,101
                                                          26,520   Airtran Holdings, Inc. (a)                         425,116
                                                           8,199   Alaska Air Group, Inc. (a)                         292,868
                                                           9,800   Aviall, Inc. (a)                                   282,240
                                                          29,180   Continental Airlines, Inc. Class B (a)(e)          621,534
                                                          10,695   EGL, Inc. (a)                                      401,811
                                                          10,800   ExpressJet Holdings, Inc. (a)                       87,372
                                                          11,855   Frontier Airlines, Inc. (a)                        109,540
                                                             100   MAIR Holdings, Inc. (a)                                471
                                                           8,856   Mesa Air Group, Inc. (a)                            92,634
                                                           6,985   Offshore Logistics, Inc. (a)                       203,962
                                                          10,100   Pinnacle Airlines Corp. (a)                         67,367
                                                           2,700   Republic Airways Holdings, Inc. (a)                 41,040
                                                          19,700   Skywest, Inc.                                      529,142
                                                           5,500   World Air Holdings, Inc. (a)                        52,910
                                                                                                                -------------
                                                                                                                    3,607,347
-----------------------------------------------------------------------------------------------------------------------------
Aluminum - 0.1%                                            9,000   Aleris International, Inc. (a)                     290,160
                                                           8,402   Century Aluminum Co. (a)                           220,216
                                                                                                                -------------
                                                                                                                      510,376
-----------------------------------------------------------------------------------------------------------------------------
Auto Parts: After Market - 0.2%                            8,643   Aftermarket Technology Corp. (a)                   168,020
                                                           5,750   Commercial Vehicle Group, Inc. (a)                 107,985
                                                           5,800   Keystone Automotive Industries, Inc. (a)           182,584
                                                           1,000   R&B, Inc. (a)                                        9,480
                                                           3,300   Standard Motor Products, Inc.                       30,459
                                                           6,699   Superior Industries International, Inc. (e)        149,120
                                                                                                                -------------
                                                                                                                      647,648
-----------------------------------------------------------------------------------------------------------------------------
Auto Parts: Original Equipment - 0.3%                     11,200   American Axle & Manufacturing Holdings, Inc.       205,296
                                                          21,900   ArvinMeritor, Inc.                                 315,141
                                                          17,200   Hayes Lemmerz International, Inc. (a)               60,544

Master Small Cap Index Series
Schedule of Investments as of December 31, 2005

                                                          Shares
Industry                                                    Held   Common Stocks                                    Value
-----------------------------------------------------------------------------------------------------------------------------
                                                           2,200   Noble International Ltd.                     $      45,848
                                                          19,500   Quantum Fuel Systems Technologies
                                                                   Worldwide, Inc. (a)(e)                              52,260
                                                           2,273   Sauer-Danfoss, Inc.                                 42,755
                                                             800   Strattec Security Corp. (a)                         32,336
                                                          13,100   Tenneco, Inc. (a)                                  256,891
                                                          39,300   Visteon Corp. (a)                                  246,018
                                                                                                                -------------
                                                                                                                    1,257,089
-----------------------------------------------------------------------------------------------------------------------------
Auto, Trucks & Parts - 0.2%                                1,200   Accuride Corp. (a)                                  15,480
                                                          12,094   Modine Manufacturing Co.                           394,143
                                                           9,245   Wabash National Corp.                              176,117
                                                                                                                -------------
                                                                                                                      585,740
-----------------------------------------------------------------------------------------------------------------------------
Banks: New York City - 0.0%                                5,300   Signature Bank (a)                                 148,771
-----------------------------------------------------------------------------------------------------------------------------
Banks: Outside New York City - 7.7%                        3,540   1st Source Corp.                                    89,031
                                                           3,821   Alabama National Bancorp.                          247,448
                                                           8,318   Amcore Financial, Inc.                             252,950
                                                           5,150   AmericanWest Bancorp (a)                           121,694
                                                           3,600   Ameris Bancorp                                      71,424
                                                           1,500   Ames National Corp.                                 39,030
                                                           2,704   Arrow Financial Corp.                               70,710
                                                             900   The Banc Corp. (a)                                  10,269
                                                           1,200   BancTrust Financial Group, Inc.                     24,120
                                                           1,845   Bancfirst Corp.                                    145,755
                                                           2,715   The Bancorp Inc. (a)                                46,155
                                                          24,300   Bancorpsouth, Inc.                                 536,301
                                                           3,986   Bank of Granite Corp.                               73,861
                                                           3,100   Bank of the Ozarks, Inc.                           114,390
                                                           7,800   BankFinancial Corp. (a)                            114,504
                                                           3,113   Banner Corp.                                        97,126
                                                          12,633   Boston Private Financial Holdings, Inc.            384,296
                                                          13,560   CVB Financial Corp.                                275,404
                                                           1,600   Camden National Corp.                               52,608
                                                           3,221   Capital City Bank Group, Inc.                      110,448
                                                           2,700   Capital Corp. of the West                           87,615
                                                           3,100   Capital Crossing Bank (a)                          103,540
                                                           2,600   Capitol Bancorp Ltd.                                97,344
                                                          11,900   Cardinal Financial Corp.                           130,900
                                                           5,300   Cascade Bancorp                                    122,854
                                                          15,244   Cathay General Bancorp                             547,869
                                                          19,300   Centennial Bank Holdings, Inc. (a)                 238,741
                                                           5,100   Center Financial Corp.                             128,316
                                                           3,482   Central Coast Bancorp (a)                           86,145
                                                           9,348   Central Pacific Financial Corp.                    335,780
                                                           7,348   Chemical Financial Corp.                           233,372
                                                          13,882   Chittenden Corp.                                   386,058
                                                           1,616   Citizens & Northern Corp.                           42,339
                                                          15,200   Citizens Banking Corp.                             421,800
                                                           7,093   City Holding Co.                                   254,993
                                                           2,299   CityBank                                            80,649
                                                           1,800   Clifton Savings Bancorp, Inc.                       18,108
                                                           3,926   CoBiz, Inc.                                         71,571
                                                             500   Colony Bankcorp, Inc.                               12,490
                                                             600   Columbia Bancorp                                    24,750
                                                           6,441   Columbia Banking System, Inc.                      183,891
                                                             500   Commercial Bankshares, Inc.                         17,685
                                                           3,000   Community Bancorp (a)                               94,830

Master Small Cap Index Series
Schedule of Investments as of December 31, 2005

                                                          Shares
Industry                                                    Held   Common Stocks                                    Value
-----------------------------------------------------------------------------------------------------------------------------
                                                           8,100   Community Bank System, Inc.                  $     182,655
                                                           5,442   Community Banks, Inc.                              152,376
                                                           3,623   Community Trust Bancorp, Inc.                      111,407
                                                           4,552   Corus Bankshares, Inc.                             256,141
                                                          23,700   Doral Financial Corp.                              251,220
                                                             700   Enterprise Financial Services Corp.                 15,876
                                                           1,600   EuroBancshares, Inc. (a)                            22,672
                                                           1,900   FNB Corp.                                           58,273
                                                           1,785   Farmers Capital Bank Corp.                          55,335
                                                           1,700   Financial Institutions, Inc.                        33,354
                                                          19,600   First BanCorp.                                     243,236
                                                           3,036   First Bancorp                                       61,206
                                                           4,014   First Busey Corp.                                   83,852
                                                           8,923   First Charter Corp.                                211,118
                                                           1,847   First Citizens BancShares, Inc. Class A            322,154
                                                          20,540   First Commonwealth Financial Corp.                 265,582
                                                           5,100   First Community Bancorp, Inc.                      277,287
                                                           2,894   First Community Bancshares, Inc.                    90,177
                                                           9,887   First Financial Bancorp                            173,220
                                                           5,353   First Financial Bankshares, Inc.                   187,676
                                                           4,244   First Financial Corp.                              114,588
                                                           5,346   First Merchants Corp.                              138,996
                                                          12,600   First Midwest Bancorp, Inc.                        441,756
                                                           1,150   First Oak Brook Bancshares, Inc.                    32,142
                                                           1,300   First Regional Bancorp (a)                          87,815
                                                             400   First South Bancorp, Inc.                           14,128
                                                           6,300   First State Bancorp                                151,137
                                                           9,100   Franklin Bank Corp. (a)                            163,709
                                                           6,911   Frontier Financial Corp.                           221,152
                                                           2,200   GB&T Bancshares, Inc.                               47,102
                                                           8,643   Glacier Bancorp, Inc.                              259,722
                                                          15,922   Gold Banc Corp., Inc.                              290,099
                                                          13,300   Greater Bay Bancorp                                340,746
                                                           6,454   Hancock Holding Co.                                244,026
                                                          15,404   Hanmi Financial Corp.                              275,115
                                                           8,578   Harleysville National Corp.                        163,840
                                                           3,000   Heartland Financial USA, Inc.                       65,100
                                                           6,000   Heritage Commerce Corp.                            129,000
                                                          13,900   Hudson United Bancorp                              579,352
                                                           4,445   Independent Bank Corp./MA                          126,816
                                                           8,705   Independent Bank Corp./MI                          237,037
                                                           4,774   Integra Bank Corp.                                 101,877
                                                           4,900   Interchange Financial Services Corp.                84,525
                                                          16,400   Investors Bancorp, Inc. (a)                        180,892
                                                           5,248   Irwin Financial Corp.                              112,412
                                                           4,197   Lakeland Bancorp, Inc.                              61,696
                                                           1,700   Lakeland Financial Corp.                            68,646
                                                           6,150   MB Financial, Inc.                                 217,710
                                                           3,477   MBT Financial Corp.                                 56,327
                                                           3,078   Macatawa Bank Corp.                                111,978
                                                           4,356   Main Street Banks, Inc.                            118,614
                                                           6,266   MainSource Financial Group, Inc.                   111,848
                                                           3,629   Mercantile Bank Corp.                              139,717
                                                               1   Mercantile Bankshares Corp.                             56

Master Small Cap Index Series
Schedule of Investments as of December 31, 2005

                                                          Shares
Industry                                                    Held   Common Stocks                                    Value
-----------------------------------------------------------------------------------------------------------------------------
                                                           7,550   Mid-State Bancshares                         $     201,962
                                                           1,580   Midwest Banc Holdings, Inc.                         35,155
                                                           2,029   NBC Capital Corp.                                   48,270
                                                           9,513   NBT Bancorp, Inc.                                  205,386
                                                           7,100   Nara Bancorp, Inc.                                 126,238
                                                          12,377   National Penn Bancshares, Inc.                     235,782
                                                           1,200   Northern Empire Bancshares (a)                      28,392
                                                          21,695   Old National Bancorp                               469,480
                                                           5,776   Old Second Bancorp, Inc.                           176,572
                                                           2,541   Omega Financial Corp.                               70,818
                                                           9,218   Oriental Financial Group                           113,934
                                                          15,762   Pacific Capital Bancorp                            560,812
                                                           3,715   Park National Corp.                                381,308
                                                           2,198   Peapack Gladstone Financial Corp.                   61,324
                                                             200   Pennsylvania Commerce Bancorp, Inc. (a)              6,370
                                                           4,210   Peoples Bancorp, Inc.                              120,111
                                                           4,300   Pinnacle Financial Partners, Inc. (a)              107,414
                                                           6,000   Piper Jaffray Cos. (a)                             242,400
                                                           1,250   Placer Sierra Bancshares                            34,637
                                                             400   Preferred Bank                                      17,800
                                                           1,700   Premierwest Bancorp                                 23,885
                                                           6,696   PrivateBancorp, Inc.                               238,177
                                                           4,600   Prosperity Bancshares, Inc.                        132,204
                                                          11,924   Provident Bankshares Corp.                         402,673
                                                          11,011   R-G Financial Corp. Class B                        145,345
                                                           2,432   Renasant Corp.                                      76,924
                                                          28,059   Republic Bancorp, Inc.                             333,902
                                                           2,608   Republic Bancorp, Inc. Class A                      55,942
                                                           1,371   Royal Bancshares of Pennsylvania Class A            31,750
                                                           7,663   S&T Bancorp, Inc.                                  282,152
                                                           2,446   SCBT Financial Corp.                                81,745
                                                           9,700   SVB Financial Group (a)                            454,348
                                                           2,800   SY Bancorp, Inc.                                    70,056
                                                           4,314   Sandy Spring Bancorp, Inc.                         150,472
                                                           1,603   Santander BanCorp                                   40,267
                                                           3,458   Seacoast Banking Corp. of Florida                   79,361
                                                           1,400   Security Bank Corp.                                 32,606
                                                             100   Sierra Bancorp                                       2,279
                                                           4,300   Simmons First National Corp. Class A               119,110
                                                           2,975   Southside Bancshares, Inc.                          60,095
                                                           6,300   Southwest Bancorp, Inc.                            126,000
                                                           2,601   State Bancorp, Inc.                                 43,541
                                                          17,776   Sterling Bancshares, Inc.                          274,461
                                                           8,502   Sterling Financial Corp.                           168,340
                                                           3,400   Suffolk Bancorp                                    114,818
                                                           1,100   Summit Bancshares, Inc.                             19,778
                                                             400   Summit Financial Group, Inc.                         9,080
                                                           5,757   Sun Bancorp, Inc. (a)                              113,701
                                                          16,716   Susquehanna Bancshares, Inc.                       395,835
                                                             200   Taylor Capital Group, Inc.                           8,080
                                                           9,261   Texas Capital Bancshares, Inc. (a)                 207,539
                                                          14,576   Texas Regional Bancshares, Inc. Class A            412,501
                                                           2,782   Tompkins Trustco, Inc.                             124,634

Master Small Cap Index Series
Schedule of Investments as of December 31, 2005

                                                          Shares
Industry                                                    Held   Common Stocks                                    Value
-----------------------------------------------------------------------------------------------------------------------------
                                                           3,400   Trico Bancshares                             $      79,526
                                                          22,061   TrustCo Bank Corp. NY                              273,998
                                                          16,627   Trustmark Corp.                                    456,744
                                                          24,900   UCBH Holdings, Inc.                                445,212
                                                           5,576   UMB Financial Corp.                                356,362
                                                           3,496   USB Holding Co., Inc.                               75,723
                                                          16,050   Umpqua Holdings Corp.                              457,907
                                                           2,500   Union Bankshares Corp.                             107,750
                                                          13,200   United Bankshares, Inc.                            465,168
                                                           9,000   United Community Banks, Inc.                       239,940
                                                             600   United Security Bancshares                          16,086
                                                           2,850   Univest Corp. of Pennsylvania                       69,170
                                                           7,019   Unizan Financial Corp.                             186,425
                                                           4,100   Vineyard National Bancorp                          126,444
                                                           2,912   Virginia Commerce Bancorp (a)                       84,710
                                                           2,100   Virginia Financial Group, Inc.                      75,663
                                                           4,200   Washington Trust Bancorp, Inc.                     109,956
                                                           8,863   WesBanco, Inc.                                     269,524
                                                           4,590   West Bancorporation, Inc.                           85,833
                                                           4,300   West Coast Bancorp                                 113,735
                                                           8,983   Westamerica Bancorp                                476,728
                                                           1,920   Western Sierra Bancorp (a)                          69,869
                                                           4,400   Wilshire Bancorp, Inc.                              75,636
                                                           8,200   Wintrust Financial Corp.                           450,180
                                                           3,600   Yardville National Bancorp                         124,740
                                                                                                                -------------
                                                                                                                   28,512,452
-----------------------------------------------------------------------------------------------------------------------------
Beverage: Brewers (Wineries) - 0.0%                        4,800   Boston Beer Co., Inc. Class A (a)                  120,000
-----------------------------------------------------------------------------------------------------------------------------
Beverage: Soft Drinks - 0.2%                                 987   Coca-Cola Bottling Co. Consolidated                 42,441
                                                           1,710   Farmer Bros. Co.                                    33,071
                                                             600   Green Mountain Coffee Roasters, Inc. (a)            24,360
                                                           4,200   Hansen Natural Corp. (a)(e)                        333,900
                                                           2,290   National Beverage Corp. (a)                         22,373
                                                           4,200   Peet's Coffee & Tea, Inc. (a)                      127,470
                                                                                                                -------------
                                                                                                                      583,615
-----------------------------------------------------------------------------------------------------------------------------
Biotechnology Research & Production - 2.4%                36,300   Aastrom Biosciences, Inc. (a)                       76,956
                                                          24,700   Abgenix, Inc. (a)                                  531,297
                                                           2,300   Acadia Pharmaceuticals, Inc. (a)                    22,655
                                                           8,887   Albany Molecular Research, Inc. (a)                107,977
                                                          10,180   Alexion Pharmaceuticals, Inc. (a)                  206,145
                                                           8,813   Antigenics, Inc. (a)(e)                             41,950
                                                          21,800   Applera Corp. - Celera Genomics Group (a)          238,928
                                                          13,900   Arena Pharmaceuticals, Inc. (a)                    197,658
                                                          17,119   Ariad Pharmaceuticals, Inc. (a)                    100,146
                                                          13,700   Arqule, Inc. (a)                                    83,844
                                                           5,600   Array Biopharma, Inc. (a)                           39,256
                                                           6,120   Arthrocare Corp. (a)                               257,897
                                                           7,900   Barrier Therapeutics, Inc. (a)                      64,780
                                                           9,100   Bioenvision, Inc. (a)                               59,423
                                                           4,000   Caliper Life Sciences, Inc. (a)                     23,520
                                                          18,924   Cell Genesys, Inc. (a)(e)                          112,219
                                                           9,031   Cell Therapeutics, Inc. (a)(e)                      19,688
                                                           2,200   Coley Pharmaceutical Group, Inc. (a)                33,352
                                                           2,200   Cotherix, Inc. (a)                                  23,364

Master Small Cap Index Series
Schedule of Investments as of December 31, 2005

                                                          Shares
Industry                                                    Held   Common Stocks                                    Value
-----------------------------------------------------------------------------------------------------------------------------
                                                          17,967   Cubist Pharmaceuticals, Inc. (a)             $     381,799
                                                          12,800   CuraGen Corp. (a)                                   39,424
                                                           9,500   Curis, Inc. (a)                                     33,820
                                                           8,900   Cypress Bioscience, Inc. (a)                        51,798
                                                           4,624   Digene Corp. (a)                                   134,882
                                                          15,600   Discovery Laboratories, Inc. (a)                   104,208
                                                           6,778   Diversa Corp. (a)                                   32,534
                                                           6,000   Dov Pharmaceutical, Inc. (a)                        88,080
                                                          15,900   deCODE genetics, Inc. (a)(e)                       131,334
                                                          17,296   Encysive Pharmaceuticals, Inc. (a)                 136,465
                                                          16,900   Enzon Pharmaceuticals, Inc. (a)                    125,060
                                                          21,718   Exelixis, Inc. (a)                                 204,584
                                                          10,900   Genitope Corp. (a)                                  86,655
                                                          15,129   Geron Corp. (a)                                    130,261
                                                          37,700   Human Genome Sciences, Inc. (a)                    322,712
                                                          18,300   ICOS Corp. (a)                                     505,629
                                                           2,800   Idenix Pharmaceuticals Inc. (a)                     47,908
                                                          30,324   Incyte Corp. (a)                                   161,930
                                                           4,900   Integra LifeSciences Holdings Corp. (a)            173,754
                                                          10,014   InterMune, Inc. (a)(e)                             168,235
                                                          10,600   Introgen Therapeutics, Inc. (a)(e)                  55,862
                                                           1,400   Kensey Nash Corp. (a)                               30,842
                                                          10,400   Keryx Biopharmaceuticals, Inc. (a)                 152,256
                                                          18,205   Lexicon Genetics, Inc. (a)                          66,448
                                                           5,650   MannKind Corp. (a)(e)                               63,619
                                                             300   Marshall Edwards, Inc. (a)                           1,875
                                                           8,500   Martek Biosciences Corp. (a)(e)                    209,185
                                                           6,701   Maxygen, Inc. (a)                                   50,325
                                                           3,600   Momenta Pharmaceuticals Inc. (a)                    79,344
                                                          28,300   Monogram Biosciences, Inc. (a)                      52,921
                                                           4,300   Myogen, Inc. (a)                                   129,688
                                                           9,700   Myriad Genetics, Inc. (a)                          201,760
                                                          12,723   NPS Pharmaceuticals, Inc. (a)                      150,640
                                                          20,854   Nabi Biopharmaceuticals (a)                         70,487
                                                          19,200   Nanogen, Inc. (a)(e)                                50,304
                                                           6,700   Nastech Pharmaceutical Co., Inc. (a)                98,624
                                                          10,300   Neurocrine Biosciences, Inc. (a)                   646,119
                                                           5,400   Neurogen Corp. (a)                                  35,586
                                                           6,800   Northfield Laboratories, Inc. (a)                   91,120
                                                          11,000   Nuvelo, Inc. (a)                                    89,210
                                                           5,300   Orchid Cellmark, Inc. (a)                           40,280
                                                           4,400   PRA International Inc. (a)                         123,860
                                                           4,600   Progenics Pharmaceuticals, Inc. (a)                115,046
                                                           8,770   Rigel Pharmaceuticals, Inc. (a)                     73,317
                                                          26,800   Savient Pharmaceuticals, Inc. (a)                  100,232
                                                           7,600   Seattle Genetics, Inc. (a)                          35,872
                                                           9,472   Serologicals Corp. (a)                             186,977
                                                          24,800   StemCells, Inc. (a)(e)                              85,560
                                                           8,045   Tanox, Inc. (a)                                    131,697
                                                          16,432   Telik, Inc. (a)                                    279,180
                                                             900   Tercica, Inc. (a)                                    6,453
                                                           3,338   Trimeris, Inc. (a)                                  38,354

Master Small Cap Index Series
Schedule of Investments as of December 31, 2005

                                                          Shares
Industry                                                    Held   Common Stocks                                    Value
-----------------------------------------------------------------------------------------------------------------------------
                                                           4,300   ViaCell, Inc. (a)                            $      24,166
                                                           7,100   Zymogenetics, Inc. (a)                             120,771
                                                                                                                -------------
                                                                                                                    8,990,107
-----------------------------------------------------------------------------------------------------------------------------
Building Materials - 0.8%                                  2,500   Ameron International Corp.                         113,950
                                                           2,900   BlueLinx Holdings, Inc.                             32,625
                                                           3,900   Building Material Holding Corp.                    266,019
                                                          19,600   Hughes Supply, Inc.                                702,660
                                                           1,600   Huttig Building Products, Inc. (a)                  13,440
                                                           3,312   LSI Industries, Inc.                                51,866
                                                           4,968   NCI Building Systems, Inc. (a)                     211,041
                                                          11,732   Simpson Manufacturing Co., Inc.                    426,458
                                                           6,545   Texas Industries, Inc.                             326,203
                                                           4,709   Trex Co., Inc. (a)                                 132,087
                                                           7,665   Watsco, Inc.                                       458,444
                                                           4,700   Zoltek Cos., Inc. (a)(e)                            41,266
                                                                                                                -------------
                                                                                                                    2,776,059
-----------------------------------------------------------------------------------------------------------------------------
Building: Air Conditioning - 0.1%                         13,735   Lennox International, Inc.                         387,327
-----------------------------------------------------------------------------------------------------------------------------
Building: Cement - 0.2%                                    5,078   Eagle Materials, Inc.                              621,344
-----------------------------------------------------------------------------------------------------------------------------
Building: Heating & Plumbing - 0.1%                        1,800   Aaon, Inc. (a)                                      32,256
                                                           3,700   Interline Brands Inc. (a)                           84,175
                                                          20,150   Jacuzzi Brands, Inc. (a)                           169,260
                                                                                                                -------------
                                                                                                                      285,691
-----------------------------------------------------------------------------------------------------------------------------
Building: Miscellaneous - 0.2%                             4,000   Builders FirstSource, Inc. (a)                      85,480
                                                           9,100   Comfort Systems USA, Inc.                           83,720
                                                           4,400   Drew Industries, Inc. (a)                          124,036
                                                          10,947   Griffon Corp. (a)                                  260,648
                                                                                                                -------------
                                                                                                                      553,884
-----------------------------------------------------------------------------------------------------------------------------
Building: Roofing & Wallboard - 0.1%                       4,300   Beacon Roofing Supply, Inc. (a)                    123,539
                                                           6,651   ElkCorp                                            223,873
                                                                                                                -------------
                                                                                                                      347,412
-----------------------------------------------------------------------------------------------------------------------------
Cable Television Services - 0.1%                          70,400   Charter Communications, Inc. Class A (a)(e)         85,888
                                                           5,498   Crown Media Holdings, Inc. Class A (a)              50,417
                                                          20,894   TiVo, Inc. (a)(e)                                  106,977
                                                                                                                -------------
                                                                                                                      243,282
-----------------------------------------------------------------------------------------------------------------------------
Casinos & Gambling - 0.6%                                 14,900   Alliance Gaming Corp. (a)                          193,998
                                                           8,000   Ameristar Casinos, Inc.                            181,600
                                                          11,091   Aztar Corp. (a)                                    337,055
                                                           1,632   Churchill Downs, Inc.                               59,943
                                                           2,815   Dover Downs Gaming & Entertainment, Inc.            39,832
                                                           6,375   Isle of Capri Casinos, Inc. (a)                    155,295
                                                          10,500   MTR Gaming Group, Inc. (a)                         109,305
                                                          11,500   Magna Entertainment Corp. Class A (a)(e)            82,110
                                                          13,100   Mikohn Gaming Corp. (a)                            129,297
                                                           1,600   Monarch Casino & Resort, Inc. (a)                   36,160
                                                           8,800   Multimedia Games, Inc. (a)(e)                       81,400
                                                          12,164   Pinnacle Entertainment, Inc. (a)                   300,572
                                                           1,600   Riviera Holdings Corp. (a)                          26,224
                                                           9,200   Shuffle Master, Inc. (a)(e)                        231,288
                                                           6,212   WMS Industries, Inc. (a)                           155,859
                                                                                                                -------------
                                                                                                                    2,119,938
-----------------------------------------------------------------------------------------------------------------------------
Chemicals - 1.2%                                           3,000   American Vanguard Corp.                             70,500
                                                           6,256   Arch Chemicals, Inc.                               187,054
                                                           1,200   Balchem Corp.                                       35,772
                                                          13,200   CF Industries Holdings, Inc.                       201,300

Master Small Cap Index Series
Schedule of Investments as of December 31, 2005

                                                          Shares
Industry                                                    Held   Common Stocks                                    Value
-----------------------------------------------------------------------------------------------------------------------------
                                                           6,900   Cabot Microelectronics Corp. (a)             $     202,377
                                                          15,801   Calgon Carbon Corp.                                 89,908
                                                          10,485   Cambrex Corp.                                      196,803
                                                          13,200   EnerSys (a)                                        172,128
                                                           5,164   Energy Conversion Devices, Inc. (a)                210,433
                                                           9,637   Georgia Gulf Corp.                                 293,158
                                                          39,500   Hercules, Inc. (a)                                 446,350
                                                           8,467   MacDermid, Inc.                                    236,229
                                                           5,641   Medis Technologies Ltd. (a)(e)                      82,979
                                                           2,534   NL Industries, Inc.                                 35,704
                                                           4,200   NewMarket Corp. (a)                                102,732
                                                           4,765   Nuco2, Inc. (a)                                    132,848
                                                           9,300   OM Group, Inc. (a)                                 174,468
                                                           3,500   Octel Corp.                                         56,945
                                                           2,000   Pioneer Cos., Inc. (a)                              59,940
                                                          28,967   PolyOne Corp. (a)                                  186,258
                                                           6,500   Rockwood Holdings, Inc. (a)                        128,245
                                                          11,106   Schulman A, Inc.                                   239,001
                                                           5,900   Senomyx, Inc. (a)                                   71,508
                                                           1,555   Stepan Co.                                          41,814
                                                           5,500   Tronox, Inc. Class A                                71,885
                                                          11,800   UAP Holding Corp.                                  240,956
                                                           6,400   Ultralife Batteries, Inc. (a)                       76,800
                                                          12,300   Valence Technology, Inc. (a)(e)                     18,450
                                                          19,600   WR Grace & Co. (a)                                 184,240
                                                           3,050   Westlake Chemical Corp.                             87,871
                                                                                                                -------------
                                                                                                                    4,334,656
-----------------------------------------------------------------------------------------------------------------------------
Coal - 0.2%                                                8,600   Alpha Natural Resources, Inc. (a)                  165,206
                                                           6,900   Foundation Coal Holdings, Inc.                     262,200
                                                           4,800   James River Coal Co. (a)                           183,360
                                                                                                                -------------
                                                                                                                      610,766
-----------------------------------------------------------------------------------------------------------------------------
Commercial Information Services - 0.3%                     8,958   Arbitron, Inc.                                     340,225
                                                         144,800   CMGI, Inc. (a)                                     220,096
                                                          13,161   infoUSA, Inc.                                      143,850
                                                           6,400   LECG Corp. (a)                                     111,232
                                                           7,374   ProQuest Co. (a)                                   205,808
                                                           6,553   Sourcecorp (a)                                     157,141
                                                                                                                -------------
                                                                                                                    1,178,352
-----------------------------------------------------------------------------------------------------------------------------
Communications & Media - 0.1%                             21,400   Entravision Communications Corp. Class A (a)       152,368
                                                          74,600   Gemstar-TV Guide International, Inc. (a)           194,706
                                                                                                                -------------
                                                                                                                      347,074
-----------------------------------------------------------------------------------------------------------------------------
Communications Technology - 2.6%                         107,300   3Com Corp. (a)                                     386,280
                                                          18,800   Adtran, Inc.                                       559,112
                                                          16,300   Airspan Networks, Inc. (a)                          92,747
                                                           7,222   Anaren, Inc. (a)                                   112,880
                                                           8,372   Anixter International, Inc.                        327,513
                                                           2,000   Arbinet-Thexchange Inc. (a)                         14,020
                                                           8,900   Atheros Communications Inc. (a)                    115,700
                                                          16,500   Avocent Corp. (a)                                  448,635
                                                           3,159   Bel Fuse, Inc.                                     100,456
                                                           6,188   Black Box Corp.                                    293,187
                                                          15,050   Broadwing Corp. (a)                                 91,052
                                                          82,300   Brocade Communications Systems, Inc. (a)           334,961
                                                          17,700   CSG Systems International Inc. (a)                 395,064

Master Small Cap Index Series
Schedule of Investments as of December 31, 2005

                                                          Shares
Industry                                                    Held   Common Stocks                                    Value
-----------------------------------------------------------------------------------------------------------------------------
                                                           1,672   Catapult Communications Corp. (a)            $      24,729
                                                         163,200   Ciena Corp. (a)                                    484,704
                                                             133   ClearOne Communications Inc. (a)                       318
                                                          16,588   CommScope, Inc. (a)                                333,916
                                                           5,725   Comtech Telecommunications Corp. (a)               174,841
                                                               8   CycleLogic, Inc. (a)                                     0
                                                          10,100   Digi International, Inc. (a)                       105,949
                                                          11,800   Ditech Communications Corp. (a)                     98,530
                                                           8,813   Echelon Corp. (a)                                   69,006
                                                          23,800   Entrust, Inc. (a)                                  115,192
                                                          35,700   Extreme Networks Inc. (a)                          169,575
                                                          38,500   Finisar Corp. (a)(e)                                80,080
                                                          36,500   Foundry Networks, Inc. (a)                         504,065
                                                          27,100   Glenayre Technologies, Inc. (a)                     88,075
                                                          23,696   Harmonic, Inc. (a)                                 114,926
                                                           6,900   InPhonic, Inc. (a)(e)                               59,961
                                                           8,377   Inter-Tel, Inc.                                    163,938
                                                          11,100   InterVoice, Inc. (a)                                88,356
                                                           9,229   Ixia (a)                                           136,405
                                                           6,600   j2 Global Communications, Inc. (a)(e)              282,084
                                                           8,300   Netgear, Inc. (a)                                  159,775
                                                           6,800   Novatel Wireless, Inc. (a)                          82,348
                                                           4,302   Oplink Communications, Inc. (a)                     62,379
                                                           4,383   Optical Communication Products, Inc. (a)            10,125
                                                           9,800   Redback Networks, Inc. (a)                         137,788
                                                          10,308   Seachange International, Inc. (a)                   81,433
                                                          12,388   Secure Computing Corp. (a)                         151,877
                                                          78,300   Sonus Networks, Inc. (a)                           291,276
                                                           7,810   Standard Microsystems Corp. (a)                    224,069
                                                          51,700   Sycamore Networks, Inc. (a)                        223,344
                                                           5,100   Syniverse Holdings, Inc. (a)                       106,590
                                                          61,800   TIBCO Software, Inc. (a)                           461,646
                                                           4,680   Talx Corp.                                         213,923
                                                          16,400   Tekelec (a)                                        227,960
                                                          14,200   Telkonet, Inc. (a)(e)                               58,930
                                                           7,830   Terremark Worldwide, Inc. (a)                       36,410
                                                           2,640   Ulticom, Inc. (a)                                   25,898
                                                          34,500   Utstarcom, Inc. (a)(e)                             278,070
                                                           6,301   Viasat, Inc. (a)                                   168,426
                                                           9,731   WebEx Communications, Inc. (a)                     210,482
                                                          15,800   Westell Technologies, Inc. Class A (a)              71,100
                                                          25,175   Zhone Technologies, Inc. (a)(e)                     50,602
                                                                                                                -------------
                                                                                                                    9,700,708
-----------------------------------------------------------------------------------------------------------------------------
Computer Services Software & Systems - 4.7%               20,600   AMICAS, Inc. (a)                                   102,176
                                                          24,300   Acxiom Corp.                                       558,900
                                                          16,402   Agile Software Corp. (a)                            98,084
                                                           8,800   Altiris, Inc. (a)                                  148,632
                                                           4,000   American Reprographics Co. (a)                     101,640
                                                           1,000   Ansoft Corp. (a)                                    34,050
                                                          10,232   Ansys, Inc. (a)                                    436,804
                                                           8,300   Anteon International Corp. (a)                     451,105
                                                          12,800   Applied Digital Solutions, Inc. (a)(e)              33,408
                                                          19,380   Ariba, Inc. (a)                                    142,443
                                                          14,297   AsiaInfo Holdings, Inc. (a)                         56,902

Master Small Cap Index Series
Schedule of Investments as of December 31, 2005

                                                          Shares
Industry                                                    Held   Common Stocks                                    Value
-----------------------------------------------------------------------------------------------------------------------------
                                                          15,808   Aspen Technology, Inc. (a)                   $     124,093
                                                           8,100   Audible, Inc. (a)(e)                               104,004
                                                          55,000   BearingPoint, Inc. (a)                             432,300
                                                             926   Blackbaud, Inc.                                     15,816
                                                           7,400   Blackboard, Inc. (a)                               214,452
                                                           2,700   Blue Coat Systems, Inc. (a)                        123,444
                                                          26,267   Borland Software Corp. (a)                         171,524
                                                           6,900   Bottomline Technologies, Inc. (a)                   76,038
                                                           2,500   COMSYS IT Partners, Inc. (a)                        27,625
                                                          16,002   Ciber, Inc. (a)                                    105,613
                                                           3,300   Click Commerce, Inc. (a)(e)                         69,366
                                                           7,800   Concur Technologies, Inc. (a)                      100,542
                                                           2,000   Constellation 3D, Inc. (a)                               0
                                                           8,100   Covansys Corp. (a)                                 110,241
                                                          12,764   Dendrite International, Inc. (a)                   183,929
                                                          10,900   Digital River, Inc. (a)                            324,166
                                                          30,007   Digitas, Inc. (a)                                  375,688
                                                           1,845   EPIQ Systems, Inc. (a)                              34,206
                                                          14,339   Electronics for Imaging Inc. (a)                   381,561
                                                           3,000   Emageon, Inc. (a)                                   47,700
                                                          18,500   Epicor Software Corp. (a)                          261,405
                                                           4,500   Equinix, Inc. (a)                                  183,420
                                                           5,100   eCollege.com, Inc. (a)                              91,953
                                                          18,979   Gartner, Inc. Class A (a)                          244,829
                                                           8,600   Infocrossing, Inc. (a)(e)                           74,046
                                                          29,600   Informatica Corp. (a)                              355,200
                                                           1,800   Integral Systems, Inc.                              33,948
                                                          13,800   Internet Capital Group, Inc. (a)                   113,436
                                                          13,700   Internet Security Systems Inc. (a)                 287,015
                                                           5,100   Intervideo, Inc. (a)                                53,805
                                                          17,425   Interwoven, Inc. (a)                               147,590
                                                           4,300   iGate Corp. (a)                                     20,898
                                                           9,708   JDA Software Group, Inc. (a)                       165,133
                                                           5,900   Jupitermedia Corp. (a)                              87,202
                                                           6,400   Kanbay International, Inc. (a)                     101,696
                                                          15,658   Keane, Inc. (a)                                    172,395
                                                           8,938   Keynote Systems, Inc. (a)                          114,853
                                                          24,800   Lawson Software, Inc. (a)                          182,280
                                                          17,500   Lionbridge Technologies Inc. (a)                   122,850
                                                           5,774   MRO Software, Inc. (a)                              81,067
                                                          14,100   Macrovision Corp. (a)                              235,893
                                                           8,000   Magma Design Automation, Inc. (a)                   67,280
                                                           8,939   Manhattan Associates, Inc. (a)                     183,071
                                                           4,500   Mantech International Corp. Class A (a)            125,370
                                                           6,000   Mapinfo Corp. (a)                                   75,660
                                                          15,597   Matrixone, Inc. (a)                                 77,829
                                                          22,700   Mentor Graphics Corp. (a)                          234,718
                                                           7,156   Mercury Computer Systems, Inc. (a)                 147,628
                                                           7,100   Merge Technologies, Inc. (a)                       177,642
                                                           4,100   MicroStrategy, Inc. Class A (a)                    339,234
                                                          25,900   Micromuse, Inc. (a)                                256,151
                                                          10,598   Micros Systems, Inc. (a)                           512,095
                                                          11,500   Motive, Inc. (a)                                    35,535
                                                           3,200   Ness Technologies, Inc. (a)                         34,464

Master Small Cap Index Series
Schedule of Investments as of December 31, 2005

                                                          Shares
Industry                                                    Held   Common Stocks                                    Value
-----------------------------------------------------------------------------------------------------------------------------
                                                          16,374   NetIQ Corp. (a)                              $     201,236
                                                           4,985   Netscout Systems, Inc. (a)                          27,168
                                                          30,395   Nuance Communications, Inc. (a)                    231,914
                                                           4,300   Open Solutions, Inc. (a)                            98,556
                                                          26,533   Openwave Systems, Inc. (a)                         463,532
                                                          20,100   Opsware, Inc. (a)                                  136,479
                                                           1,800   PAR Technology Corp. (a)                            49,968
                                                           3,900   PDF Solutions, Inc. (a)                             63,375
                                                          10,307   Packeteer, Inc. (a)                                 80,085
                                                          89,400   Parametric Technology Corp. (a)                    545,340
                                                           1,400   Pegasystems, Inc. (a)                               10,234
                                                          13,208   Progress Software Corp. (a)                        374,843
                                                           3,500   QAD, Inc.                                           26,740
                                                          18,600   Quest Software, Inc. (a)                           271,374
                                                          32,400   RealNetworks, Inc. (a)                             251,424
                                                           4,900   RightNow Technologies, Inc. (a)                     90,454
                                                           4,200   SI International, Inc. (a)                         128,394
                                                           3,989   SPSS, Inc. (a)                                     123,380
                                                             500   SSA Global Techonologies, Inc. (a)                   9,095
                                                          11,061   SYKES Enterprises, Inc. (a)                        147,886
                                                           1,100   SYNNEX Corp. (a)                                    16,621
                                                           7,199   SafeNet, Inc. (a)                                  231,952
                                                          25,992   Sapient Corp. (a)                                  147,894
                                                           8,797   Serena Software, Inc. (a)                          206,202
                                                          21,741   SonicWALL, Inc. (a)                                172,189
                                                           6,500   Stellent, Inc. (a)                                  64,545
                                                          18,600   SupportSoft, Inc. (a)                               78,492
                                                           1,583   Syntel, Inc.                                        32,974
                                                          12,385   Transaction Systems Architects, Inc.
                                                                   Class A (a)                                        356,564
                                                          12,608   Trizetto Group (a)                                 214,210
                                                          10,400   Tyler Technologies, Inc. (a)                        91,312
                                                           9,300   Ultimate Software Group, Inc. (a)                  177,351
                                                          10,700   Vasco Data Security International Inc. (a)         105,395
                                                           7,200   VeriFone Holdings, Inc. (a)                        182,160
                                                           5,100   Verint Systems, Inc. (a)                           175,797
                                                           7,380   Vignette Corp. (a)                                 120,368
                                                           6,451   Websense, Inc. (a)                                 423,444
                                                          22,200   Wind River Systems, Inc. (a)                       327,894
                                                           7,600   Witness Systems, Inc. (a)                          149,492
                                                          16,820   webMethods, Inc. (a)                               129,682
                                                          10,508   Zoran Corp. (a)                                    170,335
                                                                                                                -------------
                                                                                                                   17,490,393
-----------------------------------------------------------------------------------------------------------------------------
Computer Technology - 1.8%                                37,400   Adaptec, Inc. (a)                                  217,668
                                                           3,700   Advanced Analogic Technologies, Inc. (a)            51,245
                                                          21,534   Advanced Digital Information Corp. (a)             210,818
                                                           4,300   Cyberguard Corp. (a)(e)                             37,969
                                                          16,700   Dot Hill Systems Corp. (a)                         115,731
                                                          25,100   Emulex Corp. (a)                                   496,729
                                                           9,609   FalconStor Software, Inc. (a)(e)                    71,011
                                                           5,400   Fargo Electronics, Inc. (a)                        103,950
                                                          13,982   Filenet Corp. (a)                                  361,435
                                                          80,600   Gateway, Inc. (a)                                  202,306
                                                           6,417   Hutchinson Technology, Inc. (a)                    182,564
                                                          11,800   Imation Corp.                                      543,626

Master Small Cap Index Series
Schedule of Investments as of December 31, 2005

                                                          Shares
Industry                                                    Held   Common Stocks                                    Value
-----------------------------------------------------------------------------------------------------------------------------
                                                           7,296   Intergraph Corp. (a)                         $     363,414
                                                           7,800   Komag, Inc. (a)                                    270,348
                                                          24,074   Lexar Media, Inc. (a)                              197,648
                                                          80,700   Maxtor Corp. (a)                                   560,058
                                                          46,600   McData Corp. (a)                                   177,080
                                                           6,200   Mobility Electronics, Inc. (a)                      59,892
                                                          11,694   Palm, Inc. (a)(e)                                  371,869
                                                          23,900   Perot Systems Corp. Class A (a)                    337,946
                                                          11,300   Phoenix Technologies Ltd. (a)                       70,738
                                                          51,800   Quantum Corp. (a)                                  157,990
                                                          25,062   RSA Security, Inc. (a)                             281,446
                                                           9,500   Radiant Systems, Inc. (a)                          115,520
                                                           5,742   Radisys Corp. (a)                                   99,566
                                                           4,200   Rimage Corp. (a)                                   121,716
                                                           4,300   Stratasys, Inc. (a)                                107,543
                                                           5,400   Synaptics, Inc. (a)(e)                             133,488
                                                          14,200   Trident Microsystems, Inc. (a)                     255,600
                                                          15,309   UNOVA, Inc. (a)                                    517,444
                                                                                                                -------------
                                                                                                                    6,794,358
-----------------------------------------------------------------------------------------------------------------------------
Construction - 0.4%                                        4,351   Brookfield Homes Corp.                             216,375
                                                           4,618   EMCOR Group, Inc. (a)                              311,854
                                                          12,071   Granite Construction, Inc.                         433,470
                                                           3,900   Perini Corp. (a)                                    94,185
                                                           6,900   Washington Group International, Inc.               365,493
                                                                                                                -------------
                                                                                                                    1,421,377
-----------------------------------------------------------------------------------------------------------------------------
Consumer Electronics - 0.9%                               13,467   Alloy, Inc. (a)                                     38,920
                                                           7,453   Atari Inc. (a)                                       8,049
                                                          42,900   CNET Networks, Inc. (a)                            630,201
                                                           4,500   DTS, Inc. (a)                                       66,600
                                                          43,400   Earthlink, Inc. (a)                                482,174
                                                           9,600   Infospace, Inc. (a)                                247,872
                                                          12,800   Ipass, Inc. (a)                                     83,968
                                                          10,600   iVillage, Inc. (a)                                  85,012
                                                           4,300   Jamdat Mobile, Inc. (a)                            114,294
                                                           2,700   Lifeline Systems, Inc. (a)                          98,712
                                                           6,900   LoJack Corp. (a)                                   166,497
                                                           7,474   Midway Games, Inc. (a)(e)                          141,782
                                                           9,300   NIC, Inc. (a)                                       57,288
                                                           7,500   Navarre Corp. (a)(e)                                41,475
                                                          12,600   NetFlix, Inc. (a)(e)                               340,956
                                                           7,200   Sohu.com, Inc. (a)                                 132,048
                                                          16,737   THQ, Inc. (a)                                      399,177
                                                          18,450   United Online, Inc.                                262,359
                                                           4,086   Universal Electronics, Inc. (a)                     70,402
                                                           1,400   WebSideStory, Inc. (a)                              25,382
                                                                                                                -------------
                                                                                                                    3,493,168
-----------------------------------------------------------------------------------------------------------------------------
Consumer Products - 0.8%                                   5,600   Blyth, Inc.                                        117,320
                                                           3,000   CNS, Inc.                                           65,730
                                                           1,891   CSS Industries, Inc.                                58,110
                                                           2,300   Citi Trends, Inc. (a)                               98,187
                                                          19,100   Jarden Corp. (a)                                   575,865
                                                           5,700   Mannatech, Inc.                                     78,717
                                                           9,373   Matthews International Corp. Class A               341,271
                                                           9,763   Nautilus, Inc.                                     182,178

Master Small Cap Index Series
Schedule of Investments as of December 31, 2005

                                                          Shares
Industry                                                    Held   Common Stocks                                    Value
-----------------------------------------------------------------------------------------------------------------------------
                                                          10,200   Oakley, Inc.                                 $     149,838
                                                          10,176   Playtex Products, Inc. (a)                         139,106
                                                           5,200   RC2 Corp. (a)                                      184,704
                                                          15,891   The Topps Co., Inc.                                118,070
                                                          14,674   Tupperware Corp.                                   328,698
                                                           2,700   USANA Health Sciences, Inc. (a)                    103,572
                                                           1,900   Water Pik Technologies, Inc. (a)                    40,793
                                                          15,883   Yankee Candle Co., Inc.                            406,605
                                                                                                                -------------
                                                                                                                    2,988,764
-----------------------------------------------------------------------------------------------------------------------------
Containers & Packaging: Metals & Glass - 0.2%              4,375   Greif, Inc.                                        289,975
                                                           3,571   Mobile Mini, Inc. (a)                              169,265
                                                           6,400   Silgan Holdings, Inc.                              231,168
                                                                                                                -------------
                                                                                                                      690,408
-----------------------------------------------------------------------------------------------------------------------------
Containers & Packaging: Paper & Plastic - 0.0%            18,700   Graphic Packaging Corp. (a)                         42,636
                                                           7,652   Myers Industries, Inc.                             111,566
                                                                                                                -------------
                                                                                                                      154,202
-----------------------------------------------------------------------------------------------------------------------------
Copper - 0.1%                                             10,782   Mueller Industries, Inc.                           295,642
-----------------------------------------------------------------------------------------------------------------------------
Cosmetics - 0.2%                                           7,393   Elizabeth Arden, Inc. (a)                          148,304
                                                           1,700   Inter Parfums, Inc.                                 30,532
                                                          20,126   Nu Skin Enterprises, Inc. Class A                  353,815
                                                             700   Parlux Fragrances, Inc. (a)(e)                      21,371
                                                          41,883   Revlon, Inc. Class A (a)                           129,837
                                                                                                                -------------
                                                                                                                      683,859
-----------------------------------------------------------------------------------------------------------------------------
Diversified Financial Services - 0.6%                      8,100   Euronet Worldwide, Inc. (a)                        225,180
                                                          16,000   F.N.B. Corp.                                       277,760
                                                           4,800   Greenhill & Co., Inc.                              269,568
                                                             900   Huron Consulting Group, Inc. (a)                    21,591
                                                          10,708   Jones Lang LaSalle, Inc.                           539,148
                                                          15,500   The Nasdaq Stock Market, Inc. (a)                  545,290
                                                          11,600   USI Holdings Corp. (a)                             159,732
                                                                                                                -------------
                                                                                                                    2,038,269
-----------------------------------------------------------------------------------------------------------------------------
Diversified Materials & Processing - 0.8%                 15,460   Acuity Brands, Inc.                                491,628
                                                           9,316   Armor Holdings, Inc. (a)                           397,327
                                                           4,257   Barnes Group, Inc.                                 140,481
                                                          12,594   Brady Corp.                                        455,651
                                                          16,310   Clarcor, Inc.                                      484,570
                                                          17,862   Hexcel Corp. (a)                                   322,409
                                                          21,514   Olin Corp.                                         423,396
                                                           8,245   Tredegar Corp.                                     106,278
                                                                                                                -------------
                                                                                                                    2,821,740
-----------------------------------------------------------------------------------------------------------------------------
Drug & Grocery Store Chains - 0.5%                           432   Arden Group, Inc. Class A                           39,308
                                                          12,907   Casey's General Stores, Inc.                       320,094
                                                           4,531   Great Atlantic & Pacific Tea Co. (a)               143,995
                                                           5,464   Ingles Markets, Inc. Class A                        85,512
                                                           9,283   Longs Drug Stores Corp.                            337,808
                                                           2,977   Nash Finch Co.                                      75,854
                                                          17,942   Pathmark Stores, Inc. (a)                          179,241
                                                          10,569   Ruddick Corp.                                      224,908
                                                           3,929   Smart & Final, Inc. (a)                             50,606
                                                           8,700   Spartan Stores, Inc. (a)                            90,654
                                                           4,300   Weis Markets, Inc.                                 185,072
                                                          11,429   Wild Oats Markets, Inc. (a)                        138,062
                                                                                                                -------------
                                                                                                                    1,871,114
-----------------------------------------------------------------------------------------------------------------------------

Master Small Cap Index Series
Schedule of Investments as of December 31, 2005

                                                          Shares
Industry                                                    Held   Common Stocks                                    Value
-----------------------------------------------------------------------------------------------------------------------------
Drugs & Pharmaceuticals - 3.0%                            28,600   AVANIR Pharmaceuticals Class A (a)           $      98,384
                                                           2,600   Adams Respiratory Therapeutics, Inc. (a)           105,716
                                                          10,300   Adolor Corp. (a)                                   150,380
                                                          30,000   Alkermes, Inc. (a)                                 573,600
                                                          10,825   Alpharma, Inc. Class A                             308,621
                                                          32,500   Amylin Pharmaceuticals, Inc. (a)                 1,297,400
                                                          19,800   Andrx Corp. (a)                                    326,106
                                                          12,300   Atherogenics Inc. (a)(e)                           246,123
                                                           4,000   Bentley Pharmaceuticals, Inc. (a)                   65,640
                                                          21,248   BioMarin Pharmaceuticals, Inc. (a)                 229,053
                                                          13,300   CV Therapeutics, Inc. (a)                          328,909
                                                           1,300   Caraco Pharmaceutical Laboratories Ltd. (a)         11,674
                                                           4,400   Chattem, Inc. (a)                                  160,116
                                                          11,602   Connetics Corp. (a)                                167,649
                                                          22,800   Dendreon Corp. (a)(e)                              123,576
                                                          14,900   Durect Corp. (a)(e)                                 75,543
                                                           7,000   Dusa Pharmaceuticals, Inc. (a)                      75,390
                                                           7,495   Enzo Biochem, Inc. (a)                              93,088
                                                           9,900   First Horizon Pharmaceutical Corp. (a)             170,775
                                                             300   GTx, Inc. (a)                                        2,268
                                                           2,500   Hi-Tech Pharmacal Co., Inc. (a)                    110,725
                                                          12,827   Immunogen, Inc. (a)                                 65,803
                                                          12,600   Inspire Pharmaceuticals, Inc. (a)                   64,008
                                                          21,489   Isis Pharmaceuticals, Inc. (a)                     112,602
                                                           6,400   Ista Pharmaceuticals, Inc. (a)                      40,704
                                                          10,600   KV Pharmaceutical Co. Class A (a)                  218,360
                                                          23,700   MGI Pharma, Inc. (a)                               406,692
                                                          34,300   Medarex, Inc. (a)                                  475,055
                                                          17,327   Medicines Co. (a)                                  302,356
                                                          17,100   Medicis Pharmaceutical Corp. Class A               548,055
                                                          24,300   Nektar Therapeutics (a)(e)                         399,978
                                                           6,045   Neopharm, Inc. (a)                                  65,226
                                                           1,100   New River Pharmaceuticals, Inc. (a)                 57,068
                                                           6,700   NitroMed, Inc. (a)(e)                               93,465
                                                           8,131   Noven Pharmaceuticals, Inc. (a)                    123,022
                                                          11,100   Onyx Pharmaceuticals, Inc. (a)                     319,236
                                                           9,300   Pain Therapeutics, Inc. (a)                         62,868
                                                           9,900   Par Pharmaceutical Cos., Inc. (a)                  310,266
                                                           8,500   Penwest Pharmaceuticals Co. (a)                    165,920
                                                          29,015   Perrigo Co.                                        432,614
                                                           8,800   Pharmion Corp. (a)                                 156,376
                                                           8,000   Pozen, Inc. (a)                                     76,720
                                                          10,219   Regeneron Pharmaceuticals, Inc. (a)                162,993
                                                           6,900   Renovis, Inc. (a)                                  105,570
                                                           4,650   SFBC International, Inc. (a)(e)                     74,447
                                                          11,900   Salix Pharmaceuticals Ltd. (a)                     209,202
                                                          20,182   SuperGen, Inc. (a)                                 101,919
                                                           6,546   United Therapeutics Corp. (a)                      452,460
                                                          30,700   Vertex Pharmaceuticals, Inc. (a)                   849,469
                                                                                                                -------------
                                                                                                                   11,173,190
-----------------------------------------------------------------------------------------------------------------------------
Education Services - 0.5%                                  7,904   Bright Horizons Family Solutions, Inc. (a)         292,843
                                                          31,100   Corinthian Colleges, Inc. (a)                      366,358
                                                          17,500   DeVry, Inc. (a)                                    350,000
                                                           3,400   Educate, Inc. (a)                                   40,120

Master Small Cap Index Series
Schedule of Investments as of December 31, 2005

                                                          Shares
Industry                                                    Held   Common Stocks                                    Value
-----------------------------------------------------------------------------------------------------------------------------
                                                           4,830   Learning Tree International, Inc. (a)        $      61,969
                                                           2,249   Renaissance Learning, Inc.                          42,529
                                                           4,220   Strayer Education, Inc.                            395,414
                                                           7,900   Universal Technical Institute, Inc. (a)            244,426
                                                                                                                -------------
                                                                                                                    1,793,659
-----------------------------------------------------------------------------------------------------------------------------
Electrical & Electronics - 0.3%                           12,586   Benchmark Electronics, Inc. (a)                    423,267
                                                           2,200   LeCroy Corp. (a)                                    33,638
                                                           6,400   OSI Systems, Inc. (a)                              117,696
                                                          12,798   Plexus Corp. (a)                                   291,027
                                                           8,632   Power Integrations, Inc. (a)                       205,528
                                                          11,700   TTM Technologies, Inc. (a)                         109,980
                                                           9,607   Universal Display Corp. (a)(e)                     100,970
                                                                                                                -------------
                                                                                                                    1,282,106
-----------------------------------------------------------------------------------------------------------------------------
Electrical Equipment & Components - 0.9%                   6,881   AO Smith Corp.                                     241,523
                                                          12,800   American Superconductor Corp. (a)(e)               100,736
                                                           9,771   Baldor Electric Co.                                250,626
                                                          11,008   CTS Corp.                                          121,748
                                                           8,518   Cohu, Inc.                                         194,807
                                                           2,100   Color Kinetics, Inc. (a)                            30,219
                                                           6,260   Franklin Electric Co., Inc.                        247,520
                                                          13,190   General Cable Corp. (a)                            259,843
                                                           8,616   Genlyte Group, Inc. (a)                            461,559
                                                           8,560   Littelfuse, Inc. (a)                               233,260
                                                           9,900   MKS Instruments, Inc. (a)                          177,111
                                                           2,031   Powell Industries, Inc. (a)                         36,477
                                                          19,100   Power-One, Inc. (a)                                114,982
                                                           7,100   Sonic Solutions, Inc. (a)                          107,281
                                                           5,300   Spatialight, Inc. (a)(e)                            18,709
                                                          22,600   Taser International, Inc. (a)(e)                   157,522
                                                          11,961   Technitrol, Inc.                                   204,533
                                                           5,979   Triumph Group, Inc. (a)                            218,891
                                                                                                                -------------
                                                                                                                    3,177,347
-----------------------------------------------------------------------------------------------------------------------------
Electrical: Household Appliance - 0.1%                    25,100   Maytag Corp.                                       472,382
                                                           1,450   National Presto Industries, Inc.                    64,307
                                                                                                                -------------
                                                                                                                      536,689
-----------------------------------------------------------------------------------------------------------------------------
Electronics - 0.5%                                        21,812   Aeroflex, Inc. (a)                                 234,479
                                                          11,563   Agilysys, Inc.                                     210,678
                                                           4,299   Daktronics, Inc.                                   127,121
                                                           6,672   II-VI, Inc. (a)                                    119,229
                                                          22,000   Kopin Corp. (a)                                    117,700
                                                          34,766   MRV Communications, Inc. (a)(e)                     71,270
                                                          11,180   Methode Electronics, Inc.                          111,465
                                                           1,300   Multi-Fineline Electronix, Inc. (a)                 62,621
                                                           6,449   Park Electrochemical Corp.                         167,545
                                                          19,600   Semtech Corp. (a)                                  357,896
                                                           4,267   Supertex, Inc. (a)                                 188,815
                                                                                                                -------------
                                                                                                                    1,768,819
-----------------------------------------------------------------------------------------------------------------------------
Electronics: Instruments, Gauges & Meters - 0.2%           3,400   Faro Technologies, Inc. (a)                         68,000
                                                           7,882   Itron, Inc. (a)                                    315,595
                                                           3,801   Keithley Instruments, Inc.                          53,138
                                                           2,500   Measurement Specialties, Inc. (a)                   60,875
                                                           5,200   Metrologic Instruments, Inc. (a)                   100,152
                                                                                                                -------------
                                                                                                                      597,760
-----------------------------------------------------------------------------------------------------------------------------

Master Small Cap Index Series
Schedule of Investments as of December 31, 2005

                                                          Shares
Industry                                                    Held   Common Stocks                                    Value
-----------------------------------------------------------------------------------------------------------------------------
Electronics: Medical Systems - 1.1%                        4,572   Analogic Corp.                               $     218,770
                                                           6,000   Aspect Medical Systems, Inc. (a)                   206,100
                                                           5,887   Bruker BioSciences Corp. (a)                        28,611
                                                           6,200   Candela Corp. (a)                                   89,528
                                                           4,170   Datascope Corp.                                    137,818
                                                          10,700   EPIX Pharmaceuticals, Inc. (a)                      43,228
                                                          14,750   eResearch Technology, Inc. (a)                     222,725
                                                           6,300   Greatbatch, Inc. (a)                               163,863
                                                           7,572   Haemonetics Corp. (a)                              369,968
                                                          13,600   HealthTronics, Inc. (a)                            104,040
                                                          11,800   Hologic, Inc. (a)                                  447,456
                                                           8,900   Illumina, Inc. (a)                                 125,490
                                                           1,200   IntraLase Corp. (a)                                 21,396
                                                          10,281   Intuitive Surgical, Inc. (a)                     1,205,653
                                                           6,851   Luminex Corp. (a)                                   79,609
                                                           2,900   Neurometrix, Inc. (a)                               79,112
                                                           1,800   Quality Systems, Inc.                              138,168
                                                           4,400   Somanetics Corp. (a)                               136,400
                                                           6,932   TriPath Imaging, Inc. (a)                           41,869
                                                           4,261   Zoll Medical Corp. (a)                             107,335
                                                                                                                -------------
                                                                                                                    3,967,139
-----------------------------------------------------------------------------------------------------------------------------
Electronics: Semi-Conductors/ Components - 2.9%           11,600   AMIS Holdings, Inc. (a)                            123,540
                                                           9,516   Actel Corp. (a)                                    121,139
                                                          33,200   Amkor Technology, Inc. (a)(e)                      185,920
                                                          93,800   Applied Micro Circuits Corp. (a)                   241,066
                                                         126,800   Atmel Corp. (a)                                    391,812
                                                          12,200   Bell Microproducts, Inc. (a)                        93,330
                                                          30,900   Cirrus Logic, Inc. (a)                             206,412
                                                         141,200   Conexant Systems, Inc. (a)                         319,112
                                                          37,200   Cypress Semiconductor Corp. (a)                    530,100
                                                          10,783   DSP Group, Inc. (a)                                270,222
                                                           6,075   Diodes, Inc. (a)                                   188,629
                                                           8,627   Exar Corp. (a)                                     108,010
                                                           3,173   Excel Technology, Inc. (a)                          75,454
                                                          37,800   Fairchild Semiconductor
                                                                   International, Inc. (a)                            639,198
                                                          10,000   Formfactor, Inc. (a)                               244,300
                                                           9,700   Genesis Microchip, Inc. (a)                        175,473
                                                           5,693   IXYS Corp. (a)                                      66,551
                                                          55,730   Integrated Device Technology, Inc. (a)             734,521
                                                          15,338   Integrated Silicon Solutions, Inc. (a)              98,777
                                                          11,000   International DisplayWorks, Inc. (a)(e)             65,340
                                                          33,200   Lattice Semiconductor Corp. (a)                    143,424
                                                           2,700   Leadis Technology, Inc. (a)                         13,905
                                                          10,300   MIPS Technologies, Inc. (a)                         58,504
                                                          19,900   Micrel, Inc. (a)                                   230,840
                                                          19,090   Microsemi Corp. (a)                                528,029
                                                          21,000   Microtune, Inc. (a)                                 87,570
                                                           2,900   Monolithic Power Systems, Inc. (a)                  43,471
                                                           4,300   Netlogic Microsystems, Inc. (a)                    117,132
                                                          43,700   ON Semiconductor Corp. (a)                         241,661
                                                          16,900   Omnivision Technologies, Inc. (a)                  337,324
                                                           6,800   PLX Technology, Inc. (a)                            58,480
                                                          60,000   PMC-Sierra, Inc. (a)                               462,600
                                                          12,793   Pericom Semiconductor Corp. (a)                    101,960

Master Small Cap Index Series
Schedule of Investments as of December 31, 2005

                                                          Shares
Industry                                                    Held   Common Stocks                                    Value
-----------------------------------------------------------------------------------------------------------------------------
                                                          13,564   Pixelworks, Inc. (a)                         $      68,905
                                                           3,300   Portalplayer, Inc. (a)                              93,456
                                                          57,600   RF Micro Devices, Inc. (a)                         311,616
                                                          31,300   Rambus, Inc. (a)(e)                                506,747
                                                          12,600   Sigmatel, Inc. (a)                                 165,060
                                                          24,276   Silicon Image, Inc. (a)                            219,698
                                                          12,400   Silicon Laboratories, Inc. (a)                     454,584
                                                          25,758   Silicon Storage Technology, Inc. (a)               130,078
                                                          12,100   Sirf Technology Holdings, Inc. (a)                 360,580
                                                          49,333   Skyworks Solutions, Inc. (a)                       251,105
                                                           2,400   Sunpower Corp. Class A (a)                          81,576
                                                          13,800   Tessera Technologies, Inc. (a)                     356,730
                                                          39,100   Transwitch Corp. (a)(e)                             71,553
                                                          40,536   Triquint Semiconductor, Inc. (a)                   180,385
                                                           2,200   Virage Logic Corp. (a)                              21,736
                                                          68,800   Vitesse Semiconductor Corp. (a)                    132,096
                                                           3,200   Volterra Semiconductor Corp. (a)                    48,000
                                                                                                                -------------
                                                                                                                   10,757,711
-----------------------------------------------------------------------------------------------------------------------------
Electronics: Technology - 0.7%                             2,700   3D Systems Corp. (a)                                48,600
                                                           2,100   American Science & Engineering, Inc. (a)           130,977
                                                          10,123   Checkpoint Systems, Inc. (a)                       249,532
                                                          10,980   Coherent, Inc. (a)                                 325,886
                                                           4,452   Cubic Corp.                                         88,862
                                                           7,174   DRS Technologies, Inc.                             368,887
                                                           6,726   EDO Corp.                                          182,006
                                                           4,600   Essex Corp. (a)                                     78,430
                                                           6,150   Herley Industries, Inc. (a)                        101,536
                                                          34,030   Identix, Inc. (a)                                  170,490
                                                           2,850   Innovative Solutions & Support, Inc. (a)            36,423
                                                          10,284   Intermagnetics General Corp. (a)                   328,060
                                                           4,700   Ionatron, Inc. (a)(e)                               47,517
                                                          25,300   Kemet Corp. (a)                                    178,871
                                                           4,200   LaBarge, Inc. (a)                                   60,354
                                                           3,100   Scansource, Inc. (a)                               169,508
                                                           1,500   Sypris Solutions, Inc.                              14,970
                                                                                                                -------------
                                                                                                                    2,580,909
-----------------------------------------------------------------------------------------------------------------------------
Energy Equipment - 0.0%                                    8,700   Global Power Equipment Group, Inc. (a)              39,324
                                                          18,826   Plug Power, Inc. (a)(e)                             96,577
                                                                                                                -------------
                                                                                                                      135,901
-----------------------------------------------------------------------------------------------------------------------------
Energy Miscellaneous - 0.6%                                3,500   Alon USA Energy, Inc. (a)                           68,775
                                                           2,800   Crosstex Energy, Inc.                              176,568
                                                           8,600   Evergreen Solar, Inc. (a)                           91,590
                                                          11,826   FuelCell Energy, Inc. (a)(e)                       100,166
                                                           5,900   Holly Corp.                                        347,333
                                                          17,600   KFX, Inc. (a)(e)                                   301,136
                                                             200   Markwest Hydrocarbon, Inc.                           4,402
                                                           5,258   Penn Virginia Corp.                                301,809
                                                          13,200   Syntroleum Corp. (a)(e)                            119,196
                                                           8,936   Tetra Technologies, Inc. (a)                       272,727
                                                          11,197   Veritas DGC, Inc. (a)                              397,382
                                                                                                                -------------
                                                                                                                    2,181,084
-----------------------------------------------------------------------------------------------------------------------------
Engineering & Contracting                                  3,800   Clean Harbors, Inc. (a)                            109,478
Services - 0.4%                                           13,802   Dycom Industries, Inc. (a)                         303,644
                                                           2,000   Infrasource Services, Inc. (a)                      26,160

Master Small Cap Index Series
Schedule of Investments as of December 31, 2005

                                                          Shares
Industry                                                    Held   Common Stocks                                    Value
-----------------------------------------------------------------------------------------------------------------------------
                                                           2,900   Layne Christensen Co. (a)                    $      73,747
                                                          38,700   Quanta Services, Inc. (a)                          509,679
                                                          12,677   URS Corp. (a)                                      476,782
                                                                                                                -------------
                                                                                                                    1,499,490
-----------------------------------------------------------------------------------------------------------------------------
Entertainment - 0.2%                                       1,100   Carmike Cinemas, Inc.                               27,896
                                                           4,840   Dover Motorsports, Inc.                             29,572
                                                          11,955   Gaylord Entertainment Co. (a)                      521,118
                                                           3,472   Lodgenet Entertainment Corp. (a)                    48,400
                                                           9,415   Movie Gallery, Inc. (e)                             52,818
                                                           4,155   Speedway Motorsports, Inc.                         144,054
                                                                                                                -------------
                                                                                                                      823,858
-----------------------------------------------------------------------------------------------------------------------------
Fertilizers - 0.1%                                        34,500   Terra Industries, Inc. (a)(e)                      193,200
-----------------------------------------------------------------------------------------------------------------------------
Finance Companies - 0.2%                                   4,400   Accredited Home Lenders Holding Co. (a)            218,152
                                                           3,900   Asta Funding, Inc.                                 106,626
                                                             800   Delta Financial Corp.                                6,704
                                                           2,300   International Securities Exchange, Inc. (a)         63,296
                                                           1,400   United PanAm Financial Corp. (a)                    36,218
                                                           7,500   World Acceptance Corp. (a)                         213,750
                                                                                                                -------------
                                                                                                                      644,746
-----------------------------------------------------------------------------------------------------------------------------
Finance: Small Loan - 0.1%                                21,200   Advance America, Cash Advance Centers, Inc.        262,880
                                                           2,450   Collegiate Funding Services LLC (a)                 48,387
                                                           4,800   Encore Capital Group, Inc. (a)                      83,280
                                                             200   QC Holdings, Inc. (a)                                2,306
                                                                                                                -------------
                                                                                                                      396,853
-----------------------------------------------------------------------------------------------------------------------------
Financial Data Processing Services & Systems - 0.9%        7,800   Advent Software, Inc. (a)                          225,498
                                                             995   CCC Information Services Group (a)                  26,089
                                                           6,989   CompuCredit Corp. (a)                              268,937
                                                           7,800   Cybersource Corp. (a)                               51,480
                                                           9,130   Digital Insight Corp. (a)                          292,343
                                                          14,888   eFunds Corp. (a)                                   348,975
                                                           8,423   eSpeed, Inc. Class A (a)                            64,941
                                                          15,500   Hypercom Corp. (a)                                  99,045
                                                           4,700   iPayment, Inc. (a)                                 195,144
                                                          21,200   Jack Henry & Associates, Inc.                      404,496
                                                           8,982   John H. Harland Co.                                337,723
                                                          10,849   Kronos, Inc. (a)                                   454,139
                                                           8,164   NDCHealth Corp.                                    156,994
                                                           5,500   Online Resources Corp. (a)                          60,775
                                                          22,413   PRG-Schultz International, Inc. (a)                 13,672
                                                           1,200   TNS, Inc. (a)                                       23,016
                                                           5,900   TradeStation Group, Inc. (a)                        73,042
                                                          11,800   Wright Express Corp. (a)                           259,600
                                                                                                                -------------
                                                                                                                    3,355,909
-----------------------------------------------------------------------------------------------------------------------------
Financial Information Services - 0.2%                      4,100   Bankrate, Inc. (a)                                 121,032
                                                           9,050   Factset Research Systems, Inc.                     372,498
                                                          43,100   Homestore, Inc. (a)                                219,810
                                                           1,800   Morningstar, Inc. (a)                               62,352
                                                          23,422   S1 Corp. (a)                                       101,886
                                                             400   Value Line, Inc.                                    13,972
                                                                                                                -------------
                                                                                                                      891,550
-----------------------------------------------------------------------------------------------------------------------------
Financial Miscellaneous - 0.9%                             5,000   ACE Cash Express, Inc. (a)                         116,750
                                                           7,500   Advanta Corp. Class B                              243,300
                                                           1,400   Asset Acceptance Capital Corp. (a)                  31,444
                                                           9,219   Cash America International, Inc.                   213,789

Master Small Cap Index Series
Schedule of Investments as of December 31, 2005

                                                          Shares
Industry                                                    Held   Common Stocks                                    Value
-----------------------------------------------------------------------------------------------------------------------------
                                                             400   Enstar Group, Inc. (a)                       $      26,500
                                                           4,500   Federal Agricultural Mortgage Corp. Class B        134,685
                                                           4,167   Financial Federal Corp.                            185,223
                                                           5,500   First Cash Financial Services, Inc. (a)            160,380
                                                           4,700   Global Cash Access, Inc. (a)                        68,573
                                                           7,600   Harris & Harris Group, Inc.                        105,640
                                                           4,599   LandAmerica Financial Group, Inc.                  286,978
                                                          29,200   MoneyGram International, Inc.                      761,536
                                                           3,700   Portfolio Recovery Associates, Inc. (a)            171,828
                                                           3,800   Sanders Morris Harris Group, Inc.                   62,282
                                                          13,536   Sotheby's Holdings Inc. Class A (a)                248,521
                                                           4,716   Sterling Bancorp                                    93,047
                                                           4,922   Stewart Information Services Corp.                 239,554
                                                           1,033   Stifel Financial Corp. (a)                          38,830
                                                           4,176   Triad Guaranty, Inc. (a)                           183,702
                                                           2,291   WSFS Financial Corp.                               140,324
                                                                                                                -------------
                                                                                                                    3,512,886
-----------------------------------------------------------------------------------------------------------------------------
Foods - 0.9%                                               2,134   American Italian Pasta Co. Class A                  14,511
                                                          13,300   Chiquita Brands International, Inc.                266,133
                                                          16,184   Flowers Foods, Inc.                                446,031
                                                          11,857   Hain Celestial Group, Inc. (a)                     250,894
                                                           2,300   J&J Snack Foods Corp.                              136,643
                                                           2,300   John B. Sanfilippo & Son, Inc. (a)                  29,739
                                                           9,900   Lance, Inc.                                        184,437
                                                           3,100   M&F Worldwide Corp. (a)                             50,592
                                                             963   Maui Land & Pineapple Co., Inc. (a)                 32,675
                                                          17,300   NBTY, Inc. (a)                                     281,125
                                                           4,900   Natures Sunshine Prods, Inc.                        88,592
                                                           9,800   Performance Food Group Co. (a)                     278,026
                                                           3,200   Premium Standard Farms, Inc.                        47,872
                                                           1,500   Provide Commerce, Inc. (a)                          49,665
                                                           9,595   Ralcorp Holdings, Inc. (a)                         382,936
                                                           4,350   Sanderson Farms, Inc.                              132,806
                                                             112   Seaboard Corp.                                     169,232
                                                          14,657   Sensient Technologies Corp.                        262,360
                                                           6,800   Tootsie Roll Industries, Inc.                      196,724
                                                                                                                -------------
                                                                                                                    3,300,993
-----------------------------------------------------------------------------------------------------------------------------
Forest Products - 0.3%                                     3,209   Deltic Timber Corp.                                166,419
                                                          16,121   Longview Fibre Co.                                 335,478
                                                           8,197   Potlatch Corp.                                     417,883
                                                           5,434   Universal Forest Products, Inc.                    300,229
                                                                                                                -------------
                                                                                                                    1,220,009
-----------------------------------------------------------------------------------------------------------------------------
Forms & Bulk Printing Services - 0.1%                     10,800   Ennis, Inc.                                        196,236
                                                           4,945   The Standard Register Co.                           78,180
                                                                                                                -------------
                                                                                                                      274,416
-----------------------------------------------------------------------------------------------------------------------------
Funeral Parlors & Cemeteries - 0.1%                       15,300   Alderwoods Group, Inc. (a)                         242,811
                                                          31,024   Stewart Enterprises, Inc. Class A                  167,840
                                                                                                                -------------
                                                                                                                      410,651
-----------------------------------------------------------------------------------------------------------------------------
Glass - 0.1%                                              11,600   Apogee Enterprises, Inc.                           188,152
-----------------------------------------------------------------------------------------------------------------------------
Gold - 0.1%                                               64,800   Coeur d'Alene Mines Corp. (a)                      259,200
                                                           3,400   Royal Gold, Inc.                                   118,082
                                                                                                                -------------
                                                                                                                      377,282
-----------------------------------------------------------------------------------------------------------------------------

Master Small Cap Index Series
Schedule of Investments as of December 31, 2005

                                                          Shares
Industry                                                    Held   Common Stocks                                    Value
-----------------------------------------------------------------------------------------------------------------------------
Health Care Facilities - 0.9%                             11,000   American Healthways, Inc. (a)                $     497,750
                                                          37,026   Beverly Enterprises, Inc. (a)                      432,093
                                                           3,400   Brookdale Senior Living, Inc.                      101,354
                                                           4,800   Genesis HealthCare Corp. (a)                       175,296
                                                           8,000   Kindred Healthcare, Inc. (a)                       206,080
                                                           7,050   LCA-Vision, Inc.                                   334,945
                                                           2,100   Medcath Corp. (a)                                   38,955
                                                           1,900   National Healthcare Corp.                           71,022
                                                          17,000   PainCare Holdings, Inc. (a)(e)                      55,420
                                                           7,000   Psychiatric Solutions, Inc. (a)                    411,180
                                                           2,500   Radiation Therapy Services, Inc. (a)                88,275
                                                           4,200   Res-Care, Inc. (a)                                  72,954
                                                           1,824   Specialty Laboratories, Inc. (a)                    23,803
                                                           9,074   Sunrise Senior Living, Inc. (a)                    305,885
                                                          14,650   United Surgical Partners
                                                                   International, Inc. (a)                            470,998
                                                                                                                -------------
                                                                                                                    3,286,010
-----------------------------------------------------------------------------------------------------------------------------
Health Care Management Services - 0.7%                     8,141   Allscripts Healthcare Solutions, Inc. (a)(e)       109,089
                                                           1,650   American Dental Partners, Inc. (a)                  29,832
                                                          11,100   Amsurg Corp. (a)                                   253,746
                                                           7,200   Bioscript, Inc. (a)                                 54,288
                                                          13,900   Centene Corp. (a)                                  365,431
                                                           1,900   Computer Programs & Systems, Inc.                   78,717
                                                           1,957   Corvel Corp. (a)                                    37,163
                                                          14,031   Eclipsys Corp. (a)                                 265,607
                                                          16,697   Hooper Holmes, Inc.                                 42,577
                                                           4,800   Horizon Health Corp. (a)                           108,624
                                                           4,400   Molina Healthcare, Inc. (a)                        117,216
                                                           7,000   Pediatrix Medical Group, Inc. (a)                  619,990
                                                           8,898   Per-Se Technologies, Inc. (a)                      207,857
                                                           9,700   Phase Forward, Inc. (a)                             94,575
                                                           1,900   Vital Images, Inc. (a)                              49,685
                                                           4,900   WellCare Health Plans, Inc. (a)                    200,165
                                                                                                                -------------
                                                                                                                    2,634,562
-----------------------------------------------------------------------------------------------------------------------------
Health Care Services - 0.6%                                2,800   Adeza Biomedical Corp. (a)                          58,940
                                                           2,500   Alliance Imaging, Inc. (a)                          14,875
                                                           5,600   Allied Healthcare International, Inc. (a)           34,384
                                                           3,700   Amedisys, Inc. (a)                                 156,288
                                                           6,600   America Retirement Corp. (a)                       165,858
                                                          13,200   Apria Healthcare Group, Inc. (a)                   318,252
                                                           3,000   Bio-Reference Labs, Inc. (a)                        56,430
                                                           4,412   Gentiva Health Services, Inc. (a)                   65,033
                                                          10,525   Healthcare Services Group                          217,973
                                                           7,727   IDX Systems Corp. (a)                              339,370
                                                           7,400   Matria Healthcare, Inc. (a)                        286,824
                                                          10,100   Odyssey HealthCare, Inc. (a)                       188,264
                                                           3,900   Symbion, Inc. (a)                                   89,700
                                                           5,100   VistaCare, Inc. Class A (a)                         63,750
                                                           2,200   WebMD Health Corp. Class A (a)                      63,910
                                                                                                                -------------
                                                                                                                    2,119,851
-----------------------------------------------------------------------------------------------------------------------------
Homebuilding - 0.2%                                        2,600   Comstock Homebuilding Cos., Inc. Class A (a)        36,686
                                                           4,760   Levitt Corp. Class A                               108,242
                                                           4,200   M/I Homes, Inc.                                    170,604
                                                             700   Orleans Homebuilders, Inc.                          12,845

Master Small Cap Index Series
Schedule of Investments as of December 31, 2005

                                                          Shares
Industry                                                    Held   Common Stocks                                    Value
-----------------------------------------------------------------------------------------------------------------------------
                                                           6,462   Technical Olympic USA, Inc.                  $     136,284
                                                          10,200   WCI Communities, Inc. (a)                          273,870
                                                             700   William Lyon Homes, Inc. (a)                        70,630
                                                                                                                -------------
                                                                                                                      809,161
-----------------------------------------------------------------------------------------------------------------------------
Hotel/Motel - 0.1%                                         7,000   Lodgian, Inc. (a)                                   75,110
                                                           5,779   Marcus Corp.                                       135,806
                                                                                                                -------------
                                                                                                                      210,916
-----------------------------------------------------------------------------------------------------------------------------
Household Furnishings - 0.5%                               4,400   American Woodmark Corp.                            109,076
                                                           3,200   Bassett Furniture Industries, Inc.                  59,200
                                                          11,200   The Bombay Co., Inc. (a)                            33,152
                                                           9,600   Ethan Allen Interiors, Inc.                        350,688
                                                          13,300   Furniture Brands International, Inc.               296,989
                                                           4,836   Haverty Furniture Cos., Inc.                        62,336
                                                           1,700   Hooker Furniture Corp.                              29,172
                                                          16,000   La-Z-Boy, Inc. (e)                                 216,960
                                                           6,288   Libbey, Inc.                                        64,263
                                                           2,300   Lifetime Brands, Inc.                               47,541
                                                          10,600   Select Comfort Corp. (a)                           289,910
                                                           5,800   Stanley Furniture Co., Inc.                        134,444
                                                                                                                -------------
                                                                                                                    1,693,731
-----------------------------------------------------------------------------------------------------------------------------
Identification Control & Filter Devices - 0.9%             8,912   Advanced Energy Industries, Inc. (a)               105,429
                                                          12,767   Artesyn Technologies, Inc. (a)                     131,500
                                                          16,341   Asyst Technologies Inc. (a)                         93,471
                                                           1,100   Badger Meter, Inc.                                  43,164
                                                           7,394   C&D Technologies, Inc.                              56,342
                                                          17,900   Crane Co.                                          631,333
                                                           7,932   ESCO Technologies, Inc. (a)                        352,895
                                                           6,700   Flanders Corp. (a)                                  81,472
                                                          15,300   Flowserve Corp. (a)                                605,268
                                                           1,875   The Gorman-Rupp Co.                                 41,456
                                                           8,526   Mine Safety Appliances Co.                         308,726
                                                          13,582   Paxar Corp. (a)                                    266,615
                                                           3,312   Robbins & Myers, Inc.                               67,399
                                                           3,000   Sun Hydraulics, Inc.                                57,990
                                                          10,427   Veeco Instruments, Inc. (a)                        180,700
                                                           5,496   Vicor Corp.                                         86,892
                                                           3,600   Viisage Technology, Inc. (a)                        63,396
                                                           7,436   Watts Water Technologies, Inc. Class A             225,236
                                                           9,617   X-Rite, Inc.                                        96,170
                                                                                                                -------------
                                                                                                                    3,495,454
-----------------------------------------------------------------------------------------------------------------------------
Industrial Producers - 0.0%                                3,500   TAL International Group, Inc. (a)                   72,275
-----------------------------------------------------------------------------------------------------------------------------
Insurance: Life - 0.4%                                    15,400   American Equity Investment Life
                                                                   Holding Co. (e)                                    200,970
                                                           6,500   Ceres Group, Inc. (a)                               33,605
                                                           8,355   Citizens, Inc. (a)                                  45,532
                                                           9,770   Delphi Financial Group Class A                     449,518
                                                           2,680   Great American Financial Resources, Inc.            53,171
                                                           1,142   Kansas City Life Insurance Co.                      57,545
                                                             662   National Western Life Insurance Co. Class A        136,974
                                                          27,900   The Phoenix Cos., Inc.                             380,556
                                                           5,893   Presidential Life Corp.                            112,203
                                                          10,000   Universal American Financial Corp. (a)             150,800
                                                                                                                -------------
                                                                                                                    1,620,874
-----------------------------------------------------------------------------------------------------------------------------

Master Small Cap Index Series
Schedule of Investments as of December 31, 2005

                                                          Shares
Industry                                                    Held   Common Stocks                                    Value
-----------------------------------------------------------------------------------------------------------------------------
Insurance: Multi-Line - 0.6%                               9,540   Alfa Corp.                                   $     153,594
                                                           3,186   CNA Surety Corp. (a)                                46,420
                                                           6,809   Crawford & Co. Class B                              39,220
                                                             300   EMC Insurance Group, Inc.                            5,982
                                                           3,425   FBL Financial Group, Inc. Class A                  112,374
                                                           8,400   HealthExtras, Inc. (a)                             210,840
                                                           9,006   Hilb Rogal & Hobbs Co.                             346,821
                                                          16,068   Horace Mann Educators Corp.                        304,649
                                                           1,340   Independence Holding Co.                            26,197
                                                           3,400   KMG America Corp. (a)                               31,212
                                                           2,397   Pico Holdings, Inc. (a)                             77,327
                                                          11,639   UICI                                               413,301
                                                           6,655   Zenith National Insurance Corp.                    306,929
                                                                                                                -------------
                                                                                                                    2,074,866
-----------------------------------------------------------------------------------------------------------------------------
Insurance: Property-Casualty - 1.4%                        8,500   21st Century Insurance Group                       137,530
                                                           5,250   Affirmative Insurance Holdings, Inc.                76,597
                                                           1,071   American Physicians Capital, Inc. (a)               49,041
                                                           8,866   Argonaut Group, Inc. (a)                           290,539
                                                           4,332   Baldwin & Lyons, Inc. Class B                      105,268
                                                           3,400   Bristol West Holdings, Inc.                         64,702
                                                          34,330   Covanta Holding Corp. (a)                          517,010
                                                           3,100   Direct General Corp.                                52,390
                                                           2,533   Donegal Group, Inc. Class A                         58,867
                                                           4,400   FPIC Insurance Group, Inc. (a)                     152,680
                                                           3,700   First Acceptance Corp. (a)                          38,073
                                                          20,200   Fremont General Corp.                              469,246
                                                           5,462   Harleysville Group, Inc.                           144,743
                                                           8,000   Infinity Property & Casualty Corp.                 297,680
                                                           2,258   The Midland Co.                                     81,378
                                                           2,600   Navigators Group, Inc. (a)                         113,386
                                                           2,000   Odyssey Re Holdings Corp.                           50,160
                                                          21,415   Ohio Casualty Corp.                                606,473
                                                           9,306   PMA Capital Corp. Class A (a)                       84,964
                                                           8,223   ProAssurance Corp. (a)                             399,967
                                                           6,554   RLI Corp.                                          326,848
                                                           4,900   Safety Insurance Group, Inc.                       197,813
                                                           9,954   Selective Insurance Group                          528,557
                                                           3,312   State Auto Financial Corp.                         120,756
                                                           7,600   Tower Group, Inc.                                  167,048
                                                           4,100   United Fire & Casualty Co.                         165,763
                                                                                                                -------------
                                                                                                                    5,297,479
-----------------------------------------------------------------------------------------------------------------------------
Investment Management Companies - 0.6%                    22,490   Apollo Investment Corp.                            403,245
                                                           9,686   Ares Capital Corp.                                 155,654
                                                           5,200   Calamos Asset Management, Inc. Class A             163,540
                                                             500   Capital Southwest Corp.                             45,250
                                                           1,500   Cohen & Steers, Inc.                                27,945
                                                           2,996   GAMCO Investors, Inc. Class A                      130,416
                                                          17,700   MCG Capital Corp.                                  258,243
                                                           2,923   NGP Capital Resources Co.                           38,379
                                                           9,600   National Financial Partners Corp.                  504,480
                                                           2,100   Technology Investment Capital Corp.                 31,710
                                                          26,400   Waddell & Reed Financial, Inc. Class A             553,608
                                                                                                                -------------
                                                                                                                    2,312,470
-----------------------------------------------------------------------------------------------------------------------------

Master Small Cap Index Series
Schedule of Investments as of December 31, 2005

                                                          Shares
Industry                                                    Held   Common Stocks                                    Value
-----------------------------------------------------------------------------------------------------------------------------
Jewelry, Watches & Gemstones - 0.1%                        4,820   Charles & Colvard Ltd.                       $      97,364
                                                          17,200   Fossil, Inc. (a)                                   369,972
                                                           4,400   Movado Group, Inc.                                  80,520
                                                                                                                -------------
                                                                                                                      547,856
-----------------------------------------------------------------------------------------------------------------------------
Leisure Time - 0.4%                                       26,700   Callaway Golf Co.                                  369,528
                                                           1,400   Escalade, Inc.                                      16,478
                                                          10,000   Great Wolf Resorts, Inc. (a)                       103,100
                                                          12,800   K2, Inc. (a)                                       129,408
                                                           6,400   Life Time Fitness, Inc. (a)                        243,776
                                                          11,600   Majesco Entertainment Co. (a)(e)                    13,572
                                                          23,700   Six Flags, Inc. (a)                                182,727
                                                           2,100   Steinway Musical Instruments Inc. (a)               53,571
                                                           9,978   Sturm Ruger & Co., Inc.                             69,946
                                                           8,456   Vail Resorts, Inc. (a)                             279,302
                                                           1,500   West Marine, Inc. (a)                               20,970
                                                                                                                -------------
                                                                                                                    1,482,378
-----------------------------------------------------------------------------------------------------------------------------
Machine Tools - 0.1%                                      12,792   Lincoln Electric Holdings, Inc.                    507,331
-----------------------------------------------------------------------------------------------------------------------------
Machinery & Engineering - 0.1%                             8,760   Applied Industrial Technologies, Inc.              295,124
-----------------------------------------------------------------------------------------------------------------------------
Machinery: Agricultural - 0.2%                            26,600   AGCO Corp. (a)                                     440,762
                                                             400   Alamo Group, Inc.                                    8,200
                                                           4,350   Gehl Co. (a)                                       114,187
                                                           5,313   Lindsay Manufacturing Co.                          102,169
                                                                                                                -------------
                                                                                                                      665,318
-----------------------------------------------------------------------------------------------------------------------------
Machinery: Construction & Handling - 0.3%                  7,000   ASV, Inc. (a)(e)                                   174,860
                                                           6,017   Astec Industries, Inc. (a)                         196,515
                                                           9,011   Manitowoc Co.                                      452,532
                                                           1,387   NACCO Industries, Inc. Class A                     162,487
                                                          10,124   Stewart & Stevenson Services Inc.                  213,920
                                                                                                                -------------
                                                                                                                    1,200,314
-----------------------------------------------------------------------------------------------------------------------------
Machinery: Engines - 0.2%                                 15,100   Briggs & Stratton Corp.                            585,729
-----------------------------------------------------------------------------------------------------------------------------
Machinery: Industrial/Specialty - 0.7%                     8,000   Actuant Corp. Class A                              446,400
                                                           6,100   EnPro Industries, Inc. (a)                         164,395
                                                           9,057   Gardner Denver, Inc. (a)                           446,510
                                                           3,370   Kadant, Inc. (a)                                    62,345
                                                          10,503   Kennametal, Inc.                                   536,073
                                                           2,200   Middleby Corp. (a)                                 190,300
                                                           8,010   Nordson Corp.                                      324,485
                                                           5,828   Tecumseh Products Co. Class A                      133,519
                                                           2,637   Tennant Co.                                        137,124
                                                           2,993   Woodward Governor Co.                              257,428
                                                                                                                -------------
                                                                                                                    2,698,579
-----------------------------------------------------------------------------------------------------------------------------
Machinery: Oil Well Equipment & Services - 1.6%            5,602   CARBO Ceramics, Inc.                               316,625
                                                          22,074   Cal Dive International, Inc. (a)                   792,236
                                                           1,688   Dril-Quip, Inc. (a)                                 79,674
                                                          27,500   Global Industries Ltd. (a)                         312,125
                                                           3,717   Gulf Island Fabrication, Inc.                       90,360
                                                          28,343   Hanover Compressor Co. (a)                         399,920
                                                           4,340   Hornbeck Offshore Services, Inc. (a)               141,918
                                                           6,449   Hydril Co. (a)                                     403,707
                                                          19,746   Input/Output, Inc. (a)                             138,814
                                                           3,600   Lufkin Industries, Inc.                            179,532
                                                          29,920   Newpark Resources, Inc. (a)                        228,290
                                                           6,804   Oceaneering International, Inc. (a)                338,703
                                                          11,900   Oil States International, Inc. (a)                 376,992

Master Small Cap Index Series
Schedule of Investments as of December 31, 2005

                                                          Shares
Industry                                                    Held   Common Stocks                                    Value
-----------------------------------------------------------------------------------------------------------------------------
                                                          29,681   Parker Drilling Co. (a)                      $     321,445
                                                           6,900   RPC, Inc.                                          181,746
                                                           4,692   SEACOR Holdings, Inc. (a)                          319,525
                                                          23,905   Superior Energy Services Inc. (a)                  503,200
                                                           2,100   Superior Well Services, Inc. (a)                    49,896
                                                           5,426   Universal Compression Holdings, Inc. (a)           223,117
                                                          10,357   W-H Energy Services, Inc. (a)                      342,610
                                                                                                                -------------
                                                                                                                    5,740,435
-----------------------------------------------------------------------------------------------------------------------------
Machinery: Specialty - 0.5%                                4,900   Applied Films Corp. (a)                            101,773
                                                           7,200   Bucyrus International, Inc.                        379,440
                                                           3,700   Cascade Corp.                                      173,567
                                                          11,387   Engineered Support Systems, Inc.                   474,155
                                                          15,998   JLG Industries, Inc.                               730,469
                                                           4,741   Semitool, Inc. (a)                                  51,582
                                                           4,700   TurboChef Technologies, Inc. (a)(e)                 67,492
                                                                                                                -------------
                                                                                                                    1,978,478
-----------------------------------------------------------------------------------------------------------------------------
Manufactured Housing - 0.1%                               23,127   Champion Enterprises, Inc. (a)                     314,990
                                                           4,205   Palm Harbor Homes, Inc. (a)(e)                      79,054
                                                           1,501   Skyline Corp.                                       54,636
                                                                                                                -------------
                                                                                                                      448,680
-----------------------------------------------------------------------------------------------------------------------------
Manufacturing - 0.1%                                      16,359   Federal Signal Corp.                               245,549
                                                           3,931   Standex International Corp.                        109,125
                                                                                                                -------------
                                                                                                                      354,674
-----------------------------------------------------------------------------------------------------------------------------
Medical & Dental Instruments & Supplies - 2.7%             4,500   Abaxis, Inc. (a)                                    74,160
                                                           3,800   Abiomed, Inc. (a)                                   35,112
                                                          15,800   Align Technology, Inc. (a)                         102,226
                                                          21,400   American Medical Systems Holdings, Inc. (a)        381,562
                                                           1,900   Angiodynamics, Inc. (a)                             48,507
                                                           2,900   Animas Corp. (a)                                    70,035
                                                           5,608   Arrow International, Inc.                          162,576
                                                           5,000   Bio-Rad Laboratories, Inc. Class A (a)             327,200
                                                           4,349   Biosite, Inc. (a)                                  244,805
                                                           2,300   Cantel Medical Corp. (a)                            41,262
                                                          13,000   Cepheid, Inc. (a)                                  114,140
                                                          11,028   Conmed Corp. (a)                                   260,922
                                                           2,500   Conor Medsystems, Inc. (a)                          48,375
                                                           5,369   Cyberonics, Inc. (a)                               173,419
                                                           5,600   DJ Orthopedics, Inc. (a)                           154,448
                                                             100   DexCom, Inc. (a)                                     1,492
                                                           6,900   Diagnostic Products Corp.                          334,995
                                                           8,200   Encore Medical Corp. (a)                            40,590
                                                           3,200   ev3, Inc. (a)                                       47,168
                                                           3,600   FoxHollow Technologies Inc. (a)(e)                 107,244
                                                           8,000   I-Flow Corp. (a)                                   116,960
                                                           5,550   ICU Medical, Inc. (a)                              217,615
                                                           5,800   IRIS International, Inc. (a)                       126,788
                                                          12,762   Immucor, Inc. (a)                                  298,120
                                                          10,822   Invacare Corp.                                     340,785
                                                           4,440   Inverness Medical Innovations, Inc. (a)            105,272
                                                           9,900   Kyphon, Inc. (a)                                   404,217
                                                           2,678   Landauer, Inc.                                     123,429
                                                           7,200   Laserscope (a)                                     161,712
                                                          10,500   Lifecell Corp. (a)                                 200,235
                                                           9,444   Mentor Corp.                                       435,180

Master Small Cap Index Series
Schedule of Investments as of December 31, 2005

                                                          Shares
Industry                                                    Held   Common Stocks                                    Value
-----------------------------------------------------------------------------------------------------------------------------
                                                           3,100   Meridian Bioscience, Inc.                    $      62,434
                                                           9,810   Merit Medical Systems, Inc. (a)                    119,093
                                                           6,937   Molecular Devices Corp. (a)                        200,687
                                                           6,800   NuVasive, Inc. (a)                                 123,080
                                                          17,059   OraSure Technologies, Inc. (a)                     150,460
                                                          12,398   Owens & Minor, Inc.                                341,317
                                                          23,373   PSS World Medical, Inc. (a)                        346,855
                                                           6,300   Palomar Medical Technologies, Inc. (a)             220,752
                                                           8,629   PolyMedica Corp.                                   288,813
                                                           4,415   SonoSite, Inc. (a)                                 154,569
                                                           1,000   Stereotaxis, Inc. (a)                                8,610
                                                          21,600   Steris Corp.                                       540,432
                                                           5,583   SurModics, Inc. (a)                                206,515
                                                          12,300   Sybron Dental Specialties, Inc. (a)                489,663
                                                           2,500   Symmetry Medical, Inc. (a)                          48,475
                                                          10,500   ThermoGenesis Corp. (a)                             48,720
                                                          14,047   Thoratec Corp. (a)                                 290,632
                                                          10,960   Ventana Medical Systems Inc. (a)                   464,156
                                                           9,100   Viasys Healthcare, Inc. (a)                        233,870
                                                           1,624   Vital Signs, Inc.                                   69,540
                                                           8,476   West Pharmaceutical Services, Inc.                 212,154
                                                           6,900   Wright Medical Group, Inc. (a)                     140,760
                                                             600   Young Innovations, Inc.                             20,448
                                                                                                                -------------
                                                                                                                   10,082,586
-----------------------------------------------------------------------------------------------------------------------------
Medical Services - 0.2%                                    4,900   America Service Group, Inc. (a)                     77,714
                                                           9,900   Magellan Health Services, Inc. (a)                 311,355
                                                           3,471   Option Care, Inc.                                   46,373
                                                          10,297   Parexel International Corp. (a)                    208,617
                                                           5,895   RehabCare Group, Inc. (a)                          119,079
                                                           5,500   US Physical Therapy, Inc. (a)                      101,585
                                                                                                                -------------
                                                                                                                      864,723
-----------------------------------------------------------------------------------------------------------------------------
Metal Fabricating - 1.4%                                   3,500   CIRCOR International, Inc.                          89,810
                                                          19,156   Commercial Metals Co.                              719,116
                                                             200   Dynamic Materials Corp.                              6,120
                                                           4,550   Encore Wire Corp. (a)                              103,558
                                                           9,226   Kaydon Corp.                                       296,524
                                                           8,658   Lone Star Technologies Inc. (a)                    447,272
                                                          12,863   Maverick Tube Corp. (a)                            512,719
                                                           5,365   NN, Inc.                                            56,869
                                                           6,655   NS Group, Inc. (a)                                 278,246
                                                           8,007   Quanex Corp.                                       400,110
                                                           2,800   RBC Bearings, Inc. (a)                              45,500
                                                           8,013   RTI International Metals, Inc. (a)                 304,093
                                                           9,947   Reliance Steel & Aluminum Co.                      607,961
                                                           5,400   Roanoke Electric Steel Corp.                       127,440
                                                           6,493   Ryerson, Inc.                                      157,910
                                                          22,000   The Shaw Group, Inc. (a)                           639,980
                                                           7,600   Superior Essex, Inc. (a)                           153,216
                                                           4,158   Valmont Industries, Inc.                           139,127
                                                                                                                -------------
                                                                                                                    5,085,571
-----------------------------------------------------------------------------------------------------------------------------
Metals & Minerals Miscellaneous - 0.6%                     1,600   AM Castle & Co. (a)                                 34,944
                                                           6,273   AMCOL International Corp.                          128,722
                                                           5,311   Brush Engineered Materials, Inc. (a)                84,445
                                                           7,218   Cleveland-Cliffs, Inc. (e)                         639,298

Master Small Cap Index Series
Schedule of Investments as of December 31, 2005

                                                          Shares
Industry                                                    Held   Common Stocks                                    Value
-----------------------------------------------------------------------------------------------------------------------------
                                                           4,800   Compass Minerals International, Inc.         $     117,792
                                                          29,644   GrafTech International Ltd. (a)                    184,386
                                                          40,600   Hecla Mining Co. (a)                               164,836
                                                           7,153   Minerals Technologies, Inc.                        399,781
                                                          11,864   Stillwater Mining Co. (a)                          137,266
                                                           3,000   Titanium Metals Corp. (a)(e)                       189,780
                                                                                                                -------------
                                                                                                                    2,081,250
-----------------------------------------------------------------------------------------------------------------------------
Milling: Fruit & Grain Processing - 0.2%                  23,378   Corn Products International, Inc.                  558,500
-----------------------------------------------------------------------------------------------------------------------------
Miscellaneous Consumer Staples - 0.0%                      3,300   Reddy Ice Holdings, Inc.                            71,973
-----------------------------------------------------------------------------------------------------------------------------
Miscellaneous Materials & Commodities - 0.2%               6,750   Ceradyne, Inc. (a)                                 295,650
                                                           9,579   Symyx Technologies Inc. (a)                        261,411
                                                           6,089   WD-40 Co.                                          159,897
                                                                                                                -------------
                                                                                                                      716,958
-----------------------------------------------------------------------------------------------------------------------------
Miscellaneous Materials & Processing - 0.2%                8,638   Insituform Technologies, Inc. Class A (a)          167,318
                                                           7,500   Metal Management, Inc.                             174,450
                                                           5,255   Rogers Corp. (a)                                   205,891
                                                          26,659   USEC, Inc.                                         318,575
                                                           1,900   Xerium Technologies, Inc.                           15,979
                                                                                                                -------------
                                                                                                                      882,213
-----------------------------------------------------------------------------------------------------------------------------
Miscellaneous Producer Durables - 0.2%                    25,000   BE Aerospace, Inc. (a)                             550,000
                                                          11,700   Blount International, Inc. (a)                     186,381
                                                                                                                -------------
                                                                                                                      736,381
-----------------------------------------------------------------------------------------------------------------------------
Miscellaneous Technology - 0.0%                            4,700   IHS, Inc. Class A (a)                               96,444
-----------------------------------------------------------------------------------------------------------------------------
Multi - Sector Companies - 0.5%                           15,671   GenCorp, Inc. (a)                                  278,160
                                                           7,094   Kaman Corp. Class A                                139,681
                                                           6,499   Lancaster Colony Corp.                             240,788
                                                           4,500   Raven Industries, Inc.                             129,825
                                                           1,465   Sequa Corp. Class A (a)                            101,158
                                                          11,450   Trinity Industries, Inc.                           504,602
                                                             300   United Capital Corp. (a)                             7,401
                                                          12,002   Walter Industries, Inc.                            596,739
                                                                                                                -------------
                                                                                                                    1,998,354
-----------------------------------------------------------------------------------------------------------------------------
Office Furniture & Business Equipment - 0.1%               6,974   Kimball International, Inc. Class B                 74,134
                                                           3,300   Knoll, Inc.                                         56,463
                                                          10,440   Presstek, Inc. (a)                                  94,378
                                                                                                                -------------
                                                                                                                      224,975
-----------------------------------------------------------------------------------------------------------------------------
Offshore Drilling - 0.1%                                   3,427   Atwood Oceanics, Inc. (a)                          267,409
                                                           1,900   Bois d'Arc Energy, Inc. (a)                         30,134
                                                           2,900   Hercules Offshore, Inc. (a)                         82,389
                                                                                                                -------------
                                                                                                                      379,932
-----------------------------------------------------------------------------------------------------------------------------
Oil: Crude Producers - 3.0%                                6,800   ATP Oil & Gas Corp. (a)                            251,668
                                                           4,200   Atlas America, Inc. (a)                            252,924
                                                           4,701   Berry Petroleum Co. Class A                        268,897
                                                           3,900   Bill Barrett Corp. (a)                             150,579
                                                          12,200   Brigham Exploration Co. (a)                        144,692
                                                           1,700   Bronco Drilling Co., Inc. (a)                       39,117
                                                          16,111   Cabot Oil & Gas Corp. Class A                      726,606
                                                           5,900   Callon Petroleum Co. (a)                           104,135
                                                           4,500   Carrizo Oil & Gas, Inc. (a)                        111,195
                                                          15,300   Cheniere Energy, Inc. (a)                          569,466
                                                          24,693   Cimarex Energy Co.                               1,062,046
                                                           2,800   Clayton Williams Energy, Inc. (a)                  116,872

Master Small Cap Index Series
Schedule of Investments as of December 31, 2005

                                                          Shares
Industry                                                    Held   Common Stocks                                    Value
-----------------------------------------------------------------------------------------------------------------------------
                                                          12,957   Comstock Resources, Inc. (a)                 $     395,318
                                                           3,400   Edge Petroleum Corp. (a)                            84,694
                                                          16,600   Encore Acquisition Co. (a)                         531,864
                                                          10,800   Endeavour International Corp. (a)                   35,640
                                                           8,700   Energy Partners Ltd. (a)                           189,573
                                                          12,200   FX Energy, Inc. (a)(e)                              97,356
                                                          15,930   Frontier Oil Corp.                                 597,853
                                                          13,200   Gasco Energy, Inc. (a)                              86,196
                                                           4,300   Goodrich Petroleum Corp. (a)                       108,145
                                                          64,843   Grey Wolf, Inc. (a)                                501,236
                                                          13,400   Harvest Natural Resources, Inc. (a)                118,992
                                                           7,983   Houston Exploration Co. (a)                        421,502
                                                           7,200   McMoRan Exploration Co. (a)(e)                     142,344
                                                          25,311   Meridian Resource Corp. (a)                        106,306
                                                          12,200   Parallel Petroleum Corp. (a)                       207,522
                                                          16,642   PetroHawk Energy Corp. (a)                         220,007
                                                           5,800   Petroleum Development Corp. (a)                    193,372
                                                           8,400   Petroquest Energy, Inc. (a)                         69,552
                                                           4,000   Pioneer Drilling Co. (a)                            71,720
                                                           8,020   Remington Oil & Gas Corp. (a)                      292,730
                                                           6,649   Resource America, Inc. Class A                     113,365
                                                          17,952   St. Mary Land & Exploration Co.                    660,813
                                                           6,378   Stone Energy Corp. (a)                             290,390
                                                           8,717   Swift Energy Co. (a)                               392,875
                                                          13,200   Todco Class A                                      502,392
                                                           5,300   Toreador Resources Corp. (a)(e)                    111,671
                                                           4,900   Tri-Valley Corp. (a)(e)                             38,122
                                                           3,800   W&T Offshore, Inc.                                 111,720
                                                           5,200   Warren Resources, Inc. (a)                          82,264
                                                          10,910   Whiting Petroleum Corp. (a)                        436,400
                                                                                                                -------------
                                                                                                                   11,010,131
-----------------------------------------------------------------------------------------------------------------------------
Oil: Integrated Domestic - 0.2%                           11,600   Delta Petroleum Corp. (a)(e)                       252,532
                                                           3,600   Giant Industries, Inc. (a)                         187,056
                                                          14,800   KCS Energy, Inc. (a)                               358,456
                                                                                                                -------------
                                                                                                                      798,044
-----------------------------------------------------------------------------------------------------------------------------
Paints & Coatings - 0.1%                                  13,276   Ferro Corp.                                        249,058
                                                           6,940   H.B. Fuller Co.                                    222,566
                                                           1,793   Kronos Worldwide, Inc.                              52,015
                                                                                                                -------------
                                                                                                                      523,639
-----------------------------------------------------------------------------------------------------------------------------
Paper - 0.5%                                               8,226   Albany International Corp. Class A                 297,452
                                                          15,100   Bowater, Inc.                                      463,872
                                                           7,198   Buckeye Technologies, Inc. (a)                      57,944
                                                          10,774   Caraustar Industries, Inc. (a)                      93,626
                                                           4,892   Chesapeake Corp.                                    83,066
                                                          13,600   Mercer International, Inc.-Sbi (a)                 106,896
                                                           3,300   Neenah Paper, Inc.                                  92,400
                                                          16,501   P.H. Glatfelter Co.                                234,149
                                                           7,380   Rock-Tenn Co. Class A                              100,737
                                                          14,242   Wausau Paper Corp.                                 168,768
                                                                                                                -------------
                                                                                                                    1,698,910
-----------------------------------------------------------------------------------------------------------------------------
Plastics - 0.1%                                           12,454   Spartech Corp.                                     273,365
-----------------------------------------------------------------------------------------------------------------------------

Master Small Cap Index Series
Schedule of Investments as of December 31, 2005

                                                          Shares
Industry                                                    Held   Common Stocks                                    Value
-----------------------------------------------------------------------------------------------------------------------------
Pollution Control & Environmental Services - 0.2%          5,200   American Ecology Corp.                       $      75,036
                                                          15,900   Darling International, Inc. (a)                     63,123
                                                           4,100   Duratek, Inc. (a)                                   61,213
                                                          13,346   Headwaters, Inc. (a)                               472,982
                                                                                                                -------------
                                                                                                                      672,354
-----------------------------------------------------------------------------------------------------------------------------
Power Transmission Equipment - 0.1%                        9,251   Regal-Beloit Corp.                                 327,485
-----------------------------------------------------------------------------------------------------------------------------
Printing & Copying Services - 0.1%                        13,582   Bowne & Co., Inc.                                  201,557
                                                          13,200   Cenveo, Inc. (a)                                   173,712
                                                           2,400   Schawk, Inc.                                        49,800
                                                           4,300   TRM Corp. (a)                                       32,035
                                                                                                                -------------
                                                                                                                      457,104
-----------------------------------------------------------------------------------------------------------------------------
Production Technology Equipment - 1.4%                     4,300   ADE Corp. (a)                                      103,458
                                                          13,157   ATMI, Inc. (a)                                     368,001
                                                           7,900   August Technology Corp. (a)                         86,821
                                                          30,600   Axcelis Technologies, Inc. (a)                     145,962
                                                          24,678   Brooks Automation, Inc. (a)                        309,215
                                                          14,156   Cognex Corp.                                       425,954
                                                          25,268   Credence Systems Corp. (a)                         175,865
                                                          11,200   Cymer, Inc. (a)                                    397,712
                                                           7,331   Dionex Corp. (a)                                   359,805
                                                          11,061   Electro Scientific Industries, Inc. (a)            267,123
                                                          16,800   Emcore Corp. (a)                                   124,656
                                                          35,599   Entegris, Inc. (a)                                 335,343
                                                           7,290   Esterline Technologies Corp. (a)                   271,115
                                                           6,955   FEI Co. (a)                                        133,327
                                                           4,300   Intevac, Inc. (a)                                   56,760
                                                          17,956   Kulicke & Soffa Industries, Inc. (a)               158,731
                                                          22,303   LTX Corp. (a)                                      100,363
                                                           6,600   MTS Systems Corp.                                  228,624
                                                          10,899   Mattson Technology, Inc. (a)                       109,644
                                                           5,862   Photon Dynamics, Inc. (a)                          107,157
                                                          12,479   Photronics, Inc. (a)                               187,934
                                                           4,400   Rofin-Sinar Technologies, Inc. (a)                 191,268
                                                           4,273   Rudolph Technologies, Inc. (a)                      55,036
                                                           5,190   Ultratech, Inc. (a)                                 85,220
                                                          10,842   Varian Semiconductor Equipment
                                                                   Associates, Inc. (a)                               476,289
                                                                                                                -------------
                                                                                                                    5,261,383
-----------------------------------------------------------------------------------------------------------------------------
Publishing: Miscellaneous - 0.5%                           8,794   Banta Corp.                                        437,941
                                                           4,400   Consolidated Graphics, Inc. (a)                    208,296
                                                           1,950   Courier Corp.                                       66,963
                                                           5,382   Martha Stewart Living Omnimedia, Inc.
                                                                   Class A (a)(e)                                      93,808
                                                           5,207   Playboy Enterprises, Inc. Class B (a)               72,325
                                                          43,200   Primedia, Inc. (a)                                  69,552
                                                          30,400   The Reader's Digest Association, Inc.
                                                                   Class A                                            462,688
                                                           8,560   Scholastic Corp. (a)                               244,046
                                                           6,000   Thomas Nelson, Inc.                                147,900
                                                                                                                -------------
                                                                                                                    1,803,519
-----------------------------------------------------------------------------------------------------------------------------
Publishing: Newspapers - 0.2%                             23,329   Hollinger International, Inc. Class A              209,028
                                                           4,600   Journal Communications, Inc. Class A                64,170
                                                          12,033   Journal Register Co.                               179,893
                                                           5,500   Media General, Inc. Class A                        278,850
                                                                                                                -------------
                                                                                                                      731,941
-----------------------------------------------------------------------------------------------------------------------------

Master Small Cap Index Series
Schedule of Investments as of December 31, 2005

                                                          Shares
Industry                                                    Held   Common Stocks                                    Value
-----------------------------------------------------------------------------------------------------------------------------
Radio & TV Broadcasters - 0.7%                             1,633   Beasley Broadcasting Group, Inc. Class A     $      22,062
                                                          17,500   Citadel Broadcasting Corp.                         235,200
                                                          10,000   Cox Radio, Inc. Class A (a)                        140,800
                                                          19,800   Cumulus Media, Inc. Class A (a)                    245,718
                                                           7,700   Emmis Communications Corp. Class A (a)             153,307
                                                          10,700   Entercom Communications Corp. (a)                  317,469
                                                           1,500   Fisher Communications, Inc. (a)                     62,145
                                                          12,800   Gray Television, Inc.                              125,696
                                                           4,854   Liberty Corp.                                      227,216
                                                          11,600   Lin TV Corp. Class A (a)                           129,224
                                                           5,100   Outdoor Channel Holdings, Inc. (a)                  68,850
                                                          29,900   Radio One, Inc. Class D (a)                        309,465
                                                           9,971   Regent Communications, Inc. (a)                     46,265
                                                           4,833   Saga Communications, Inc. Class A (a)               52,535
                                                           2,883   Salem Communications Corp. Class A (a)              50,424
                                                          18,264   Sinclair Broadcast Group, Inc. Class A             168,029
                                                          14,284   Spanish Broadcasting System, Inc.
                                                                   Class A (a)                                         72,991
                                                           2,800   WPT Enterprises, Inc. (a)(e)                        16,632
                                                          10,396   World Wrestling Entertainment, Inc.                152,613
                                                           3,900   WorldSpace, Inc. Class A (a)                        56,589
                                                                                                                -------------
                                                                                                                    2,653,230
-----------------------------------------------------------------------------------------------------------------------------
Railroad Equipment - 0.2%                                  1,700   Freightcar America, Inc.                            81,736
                                                           2,800   Greenbrier Cos., Inc.                               79,520
                                                          16,539   Westinghouse Air Brake Technologies Corp.          444,899
                                                                                                                -------------
                                                                                                                      606,155
-----------------------------------------------------------------------------------------------------------------------------
Railroads - 0.4%                                          11,281   Florida East Coast Industries, Inc.                477,976
                                                           5,850   Genesee & Wyoming, Inc. Class A (a)                219,667
                                                          22,876   Kansas City Southern (a)                           558,861
                                                          10,102   RailAmerica, Inc. (a)                              111,021
                                                                                                                -------------
                                                                                                                    1,367,525
-----------------------------------------------------------------------------------------------------------------------------
Real Estate - 0.3%                                         1,500   Avatar Holdings, Inc. (a)(e)                        82,380
                                                           5,500   Bluegreen Corp. (a)                                 86,900
                                                           3,700   California Coastal Communities, Inc. (a)           145,151
                                                           1,700   Consolidated-Tomoka Land Co.                       120,530
                                                           4,100   Housevalues, Inc. (a)(e)                            53,423
                                                           4,600   Newkirk Realty Trust, Inc.                          71,300
                                                           8,000   Sunterra Corp. (a)                                 113,760
                                                           2,215   Tejon Ranch Co. (a)                                 88,423
                                                           9,800   Trammell Crow Co. (a)                              251,370
                                                                                                                -------------
                                                                                                                    1,013,237
-----------------------------------------------------------------------------------------------------------------------------
Real Estate Investment Trusts (REIT) - 6.3%                7,540   AMLI Residential Properties Trust                  286,897
                                                          12,100   Aames Investment Corp.                              78,166
                                                          10,101   Acadia Realty Trust                                202,525
                                                           2,300   Affordable Residential Communities                  21,919
                                                           1,100   Agree Realty Corp.                                  31,790
                                                             567   Alexander's, Inc. (a)                              139,199
                                                           7,156   Alexandria Real Estate Equities, Inc.              576,058
                                                           6,250   American Campus Communities, Inc.                  155,000
                                                          13,387   American Home Mortgage Investment Corp.            436,015
                                                          15,900   Anthracite Capital, Inc.                           167,427
                                                          13,900   Anworth Mortgage Asset Corp.                       101,470
                                                           5,700   Arbor Realty Trust, Inc.                           147,744
                                                          14,600   Ashford Hospitality Trust, Inc.                    153,154
                                                           5,699   Bedford Property Investors Inc.                    125,036

Master Small Cap Index Series
Schedule of Investments as of December 31, 2005

                                                          Shares
Industry                                                    Held   Common Stocks                                    Value
-----------------------------------------------------------------------------------------------------------------------------
                                                           3,800   Bimini Mortgage Management, Inc. Class A     $      34,390
                                                          13,550   BioMed Realty Trust, Inc.                          330,620
                                                           8,900   Boykin Lodging Co. (a)                             108,758
                                                          19,147   Brandywine Realty Trust                            534,393
                                                          10,200   Capital Lease Funding, Inc.                        107,406
                                                           2,500   Capital Trust, Inc.                                 73,200
                                                           3,200   Cedar Shopping Centers, Inc.                        45,024
                                                           3,300   CentraCore Properties Trust                         88,671
                                                          12,484   Colonial Properties Trust                          524,078
                                                           4,500   Columbia Equity Trust, Inc.                         72,675
                                                          15,275   Commercial Net Lease Realty                        311,152
                                                          10,600   Corporate Office Properties Trust                  376,724
                                                          11,500   Cousins Properties, Inc.                           325,450
                                                           3,900   CRIIMI MAE, Inc. (a)                                77,220
                                                           8,000   Deerfield Triarc Capital Corp.                     109,600
                                                          10,400   DiamondRock Hospitality Co.                        124,384
                                                             300   Digital Realty Trust, Inc.                           6,789
                                                          16,700   ECC Capital Corp.                                   37,742
                                                           7,227   Eastgroup Properties Inc.                          326,371
                                                           5,800   Education Realty Trust, Inc.                        74,762
                                                           9,180   Entertainment Properties Trust                     374,085
                                                          15,740   Equity Inns, Inc.                                  213,277
                                                           5,994   Equity Lifestyle Properties, Inc.                  266,733
                                                          10,500   Equity One, Inc.                                   242,760
                                                          11,350   Extra Space Storage, Inc.                          174,790
                                                          15,170   FelCor Lodging Trust, Inc.                         261,076
                                                          19,300   Fieldstone Investment Corp.                        228,898
                                                          11,800   First Industrial Realty Trust, Inc.                454,300
                                                           3,400   First Potomac Realty Trust                          90,440
                                                          11,790   GMH Communities Trust                              182,863
                                                           5,000   Getty Realty Corp.                                 131,450
                                                           6,839   Glenborough Realty Trust, Inc.                     123,786
                                                          13,156   Glimcher Realty Trust                              319,954
                                                           9,900   Government Properties Trust, Inc.                   92,367
                                                           2,550   Gramercy Capital Corp.                              58,089
                                                           8,000   Heritage Property Investment Trust                 267,200
                                                           9,600   Hersha Hospitality Trust                            86,496
                                                           9,500   Highland Hospitality Corp.                         104,975
                                                          15,100   Highwoods Properties, Inc.                         429,595
                                                           8,220   Home Properties, Inc.                              335,376
                                                          12,800   HomeBanc Corp.                                      95,744
                                                          21,500   IMPAC Mortgage Holdings, Inc. (e)                  202,315
                                                          24,300   Inland Real Estate Corp.                           359,397
                                                          12,592   Innkeepers USA Trust                               201,472
                                                          13,300   Investors Real Estate Trust                        122,759
                                                           4,000   JER Investors Trust, Inc.                           67,800
                                                           9,978   Kilroy Realty Corp.                                617,638
                                                           4,640   Kite Realty Group Trust                             71,781
                                                           5,000   LTC Properties, Inc.                               105,150
                                                          63,600   La Quinta Corp. (a)                                708,504
                                                           8,820   LaSalle Hotel Properties                           323,870
                                                          18,442   Lexington Corporate Properties Trust               392,815
                                                          17,000   Luminent Mortgage Capital, Inc.                    127,670
                                                          25,500   MFA Mortgage Investments, Inc.                     145,350

Master Small Cap Index Series
Schedule of Investments as of December 31, 2005

                                                          Shares
Industry                                                    Held   Common Stocks                                    Value
-----------------------------------------------------------------------------------------------------------------------------
                                                          12,700   Maguire Properties, Inc.                     $     392,430
                                                           4,200   Medical Properties Trust, Inc.                      41,076
                                                          24,058   Meristar Hospitality Corp. (a)                     226,145
                                                           7,029   Mid-America Apartment Communities, Inc.            340,907
                                                           8,450   MortgageIT Holdings, Inc.                          115,427
                                                           6,729   National Health Investors, Inc.                    174,685
                                                             200   National Health Realty, Inc.                         3,714
                                                          20,959   Nationwide Health Properties, Inc.                 448,523
                                                          15,500   Newcastle Investment Corp.                         385,175
                                                           2,600   NorthStar Realty Finance Corp.                      26,494
                                                           6,300   Novastar Financial, Inc. (e)                       177,093
                                                          15,200   Omega Healthcare Investors, Inc.                   191,368
                                                           4,700   One Liberty Properties, Inc.                        86,527
                                                           5,000   Origen Financial, Inc.                              35,600
                                                           4,408   PS Business Parks, Inc.                            216,874
                                                           3,104   Parkway Properties, Inc.                           124,595
                                                          11,332   Pennsylvania Real Estate Investment Trust          423,364
                                                          13,686   Post Properties, Inc.                              546,756
                                                          12,550   Prentiss Properties Trust                          510,534
                                                           8,600   RAIT Investment Trust                              222,912
                                                           4,300   Ramco-Gershenson Properties Trust                  114,595
                                                           5,695   Redwood Trust, Inc.                                234,976
                                                           4,122   Saul Centers, Inc.                                 148,804
                                                          14,200   Saxon Capital Inc.                                 160,886
                                                          21,414   Senior Housing Properties Trust                    362,111
                                                           2,800   Sizeler Property Investors, Inc.                    35,980
                                                           4,404   Sovran Self Storage, Inc.                          206,856
                                                          19,900   Spirit Finance Corp.                               225,865
                                                          14,700   Strategic Hotel Capital, Inc.                      302,526
                                                           6,643   Sun Communities, Inc.                              208,590
                                                           5,700   Sunstone Hotel Investors, Inc.                     151,449
                                                           9,422   Tanger Factory Outlet Centers, Inc.                270,788
                                                           1,975   Tarragon Corp. (a)                                  40,725
                                                          17,408   Taubman Centers, Inc.                              604,928
                                                           6,363   The Town & Country Trust                           215,133
                                                          19,400   Trustreet Properties, Inc.                         283,628
                                                          12,270   U-Store-It Trust                                   258,284
                                                           4,327   Universal Health Realty Income Trust               135,608
                                                           5,800   Urstadt Biddle Properties, Inc. Class A             94,018
                                                          12,765   Washington Real Estate Investment Trust            387,418
                                                           6,855   Winston Hotels, Inc.                                67,865
                                                                                                                -------------
                                                                                                                   23,493,816
-----------------------------------------------------------------------------------------------------------------------------
Recreational Vehicles & Boats - 0.3%                       5,943   Arctic Cat, Inc.                                   119,217
                                                           4,207   Coachmen Industries, Inc.                           49,685
                                                          14,199   Fleetwood Enterprises, Inc. (a)                    175,358
                                                           2,175   Marine Products Corp.                               22,816
                                                           8,624   Monaco Coach Corp.                                 114,699
                                                          11,284   Thor Industries, Inc.                              452,150
                                                           8,790   Winnebago Industries, Inc.                         292,531
                                                                                                                -------------
                                                                                                                    1,226,456
-----------------------------------------------------------------------------------------------------------------------------
Rental & Leasing Services: Commercial - 0.3%               3,753   Electro Rent Corp. (a)                              55,957
                                                          12,800   GATX Corp.                                         461,824
                                                             900   Interpool, Inc.                                     16,992
                                                           1,900   Marlin Business Services, Inc. (a)                  45,391

Master Small Cap Index Series
Schedule of Investments as of December 31, 2005

                                                          Shares
Industry                                                    Held   Common Stocks                                    Value
-----------------------------------------------------------------------------------------------------------------------------
                                                           4,710   McGrath RentCorp                             $     130,938
                                                          18,500   United Rentals, Inc. (a)                           432,715
                                                           4,700   Williams Scotsman International, Inc. (a)           81,357
                                                                                                                -------------
                                                                                                                    1,225,174
-----------------------------------------------------------------------------------------------------------------------------
Rental & Leasing Services: Consumer - 0.3%                11,393   Aaron Rents, Inc.                                  240,164
                                                           4,000   Amerco, Inc. (a)                                   288,200
                                                           7,995   Dollar Thrifty Automotive Group (a)                288,380
                                                           7,678   Rent-Way, Inc. (a)                                  49,062
                                                           9,258   WESCO International, Inc. (a)                      395,594
                                                                                                                -------------
                                                                                                                    1,261,400
-----------------------------------------------------------------------------------------------------------------------------
Restaurants - 1.5%                                        10,000   AFC Enterprises Inc.                               151,200
                                                           3,300   BJ's Restaurants, Inc. (a)                          75,438
                                                          13,180   Bob Evans Farms, Inc.                              303,931
                                                           3,325   Buffalo Wild Wings, Inc. (a)                       110,423
                                                           9,850   CEC Entertainment, Inc. (a)                        335,294
                                                          17,300   CKE Restaurants, Inc.                              233,723
                                                           7,400   California Pizza Kitchen, Inc. (a)                 236,578
                                                           2,200   Dave & Buster's, Inc. (a)                           38,742
                                                          26,100   Denny's Corp. (a)                                  103,878
                                                           8,650   Domino's Pizza, Inc.                               209,330
                                                           6,148   IHOP Corp.                                         288,403
                                                          11,618   Jack in the Box, Inc. (a)                          405,817
                                                          15,800   Krispy Kreme Doughnuts, Inc. (a)(e)                 90,692
                                                           3,096   Landry's Restaurants, Inc.                          82,694
                                                           7,354   Lone Star Steakhouse & Saloon, Inc.                174,584
                                                           9,000   Luby's, Inc. (a)                                   119,700
                                                             400   McCormick & Schmick's Seafood
                                                                   Restaurants, Inc. (a)                                9,044
                                                           9,684   O'Charleys, Inc. (a)                               150,199
                                                           6,708   PF Chang's China Bistro, Inc. (a)                  332,918
                                                           2,248   Papa John's International, Inc. (a)                133,329
                                                          12,777   Rare Hospitality International, Inc. (a)           388,293
                                                           3,600   Red Robin Gourmet Burgers, Inc. (a)                183,456
                                                          19,700   Ruby Tuesday, Inc.                                 510,033
                                                           4,300   Ruth's Chris Steak House, Inc. (a)                  77,830
                                                          14,600   Ryan's Restaurant Group, Inc. (a)                  176,076
                                                           6,828   The Steak n Shake Co. (a)                          115,735
                                                          11,400   Texas Roadhouse, Inc. Class A (a)                  177,270
                                                          11,350   Triarc Cos.                                        168,548
                                                                                                                -------------
                                                                                                                    5,383,158
-----------------------------------------------------------------------------------------------------------------------------
Retail - 4.4%                                              1,700   1-800 Contacts, Inc. (a)                            19,907
                                                          11,024   1-800-FLOWERS.COM, Inc. Class A (a)                 70,774
                                                          12,500   99 Cents Only Stores (a)                           130,750
                                                           6,100   AC Moore Arts & Crafts, Inc. (a)                    88,755
                                                          16,450   Aeropostale, Inc. (a)                              432,635
                                                           4,750   America's Car Mart, Inc. (a)                        78,470
                                                           2,600   Asbury Automotive Group, Inc. (a)                   42,796
                                                           5,400   Big 5 Sporting Goods Corp.                         118,206
                                                          39,100   Big Lots, Inc. (a)                                 469,591
                                                             846   Blair Corp.                                         32,943
                                                          51,400   Blockbuster, Inc. Class A (e)                      192,750
                                                           3,900   Blue Nile, Inc. (a)(e)                             157,209
                                                           3,600   The Bon-Ton Stores, Inc.                            68,868
                                                           5,779   Brown Shoe Co., Inc.                               245,203
                                                           1,449   The Buckle, Inc.                                    46,716

Master Small Cap Index Series
Schedule of Investments as of December 31, 2005

                                                          Shares
Industry                                                    Held   Common Stocks                                    Value
-----------------------------------------------------------------------------------------------------------------------------
                                                           4,000   Build-A-Bear Workshop, Inc. (a)(e)           $     118,560
                                                           5,292   Burlington Coat Factory Warehouse Corp.            212,791
                                                          16,534   CSK Auto Corp. (a)                                 249,333
                                                           7,900   Cabela's, Inc. Class A (a)(e)                      131,140
                                                           4,850   Cache, Inc. (a)                                     84,002
                                                           9,600   Casual Male Retail Group, Inc. (a)(e)               58,848
                                                           9,395   The Cato Corp. Class A                             201,523
                                                           4,500   Central Garden and Pet Co. (a)                     206,730
                                                           2,100   Charlotte Russe Holding, Inc. (a)                   43,743
                                                          40,740   Charming Shoppes, Inc. (a)                         537,768
                                                           5,885   The Children's Place Retail Stores, Inc. (a)       290,837
                                                          11,928   Christopher & Banks Corp.                          224,008
                                                          11,345   Coldwater Creek, Inc. (a)                          346,363
                                                             600   Conn's, Inc. (a)(e)                                 22,122
                                                           4,376   Cost Plus, Inc. (a)                                 75,048
                                                             500   DEB Shops, Inc.                                     14,865
                                                           6,200   Design Within Reach, Inc. (a)                       32,860
                                                           8,445   Dress Barn, Inc. (a)                               326,061
                                                           6,733   dELiA*s, Inc. (a)                                   55,888
                                                          15,400   drugstore.com, Inc. (a)                             43,890
                                                           4,000   FTD Group, Inc. (a)                                 41,560
                                                          15,035   Fred's, Inc.                                       244,619
                                                           8,900   GSI Commerce, Inc. (a)                             134,301
                                                          15,757   GameStop Corp. Class A (a)(e)                      501,388
                                                              16   Gander Mountain Co. (a)                                 95
                                                           6,838   Genesco, Inc. (a)                                  265,246
                                                           7,600   Global Imaging Systems, Inc. (a)                   263,188
                                                           5,332   Group 1 Automotive, Inc. (a)                       167,585
                                                           7,039   Guitar Center, Inc. (a)                            352,020
                                                          12,158   Gymboree Corp. (a)                                 284,497
                                                          11,481   HOT Topic, Inc. (a)                                163,604
                                                           5,561   Handleman Co.                                       69,068
                                                          12,175   Hibbett Sporting Goods, Inc. (a)                   346,744
                                                          17,498   Insight Enterprises, Inc. (a)                      343,136
                                                           8,062   The J. Jill Group, Inc. (a)                        153,420
                                                           6,705   Jo-Ann Stores, Inc. (a)                             79,119
                                                           3,287   Jos. A. Bank Clothiers, Inc. (a)                   142,689
                                                           1,647   Lawson Products, Inc.                               62,158
                                                          12,118   Linens 'N Things, Inc. (a)                         322,339
                                                           6,600   Lithia Motors, Inc. Class A                        207,504
                                                           2,600   MarineMax, Inc. (a)                                 82,082
                                                           2,600   New York & Co. (a)                                  55,120
                                                           4,100   Overstock.com, Inc. (a)(e)                         115,415
                                                          13,810   PEP Boys-Manny, Moe & Jack                         205,631
                                                          21,100   Pacific Sunwear of California, Inc. (a)            525,812
                                                           6,200   The Pantry, Inc. (a)                               291,338
                                                          19,600   Payless Shoesource, Inc. (a)                       491,960
                                                          15,900   Petco Animal Supplies, Inc. (a)                    349,005
                                                          24,299   Pier 1 Imports, Inc.                               212,130
                                                           7,316   Priceline.com, Inc. (a)                            163,293
                                                           9,700   Restoration Hardware, Inc. (a)                      58,394
                                                           7,200   Retail Ventures, Inc. (a)                           89,568
                                                           9,000   Rush Enterprises Inc. Class A (a)                  133,920
                                                           3,547   Russ Berrie & Co., Inc.                             40,507

Master Small Cap Index Series
Schedule of Investments as of December 31, 2005

                                                          Shares
Industry                                                    Held   Common Stocks                                    Value
-----------------------------------------------------------------------------------------------------------------------------
                                                           6,854   School Specialty, Inc. (a)                   $     249,760
                                                             700   Sharper Image Corp. (a)                              6,818
                                                           8,600   Sonic Automotive, Inc.                             191,608
                                                           6,426   The Sports Authority, Inc. (a)                     200,041
                                                           8,200   Stage Stores, Inc.                                 244,196
                                                           5,003   Stamps.com, Inc. (a)                               114,869
                                                           6,624   Stein Mart, Inc.                                   120,226
                                                           6,300   Talbots, Inc.                                      175,266
                                                          10,466   Too, Inc. (a)                                      295,246
                                                          11,200   Tractor Supply Co. (a)                             592,928
                                                           7,630   Trans World Entertainment Corp. (a)                 43,491
                                                           9,690   Tuesday Morning Corp.                              202,715
                                                           7,531   United Auto Group, Inc.                            287,684
                                                          12,780   United Natural Foods, Inc. (a)                     337,392
                                                           7,956   ValueVision Media, Inc. Class A (a)                100,246
                                                           1,500   Volcom Inc. (a)                                     51,015
                                                           9,700   The Wet Seal, Inc. Class A (a)(e)                   43,068
                                                           2,800   Wilsons The Leather Experts Inc. (a)                10,164
                                                          15,900   Zale Corp. (a)                                     399,885
                                                           1,800   Zumiez, Inc. (a)                                    77,796
                                                                                                                -------------
                                                                                                                   16,174,822
-----------------------------------------------------------------------------------------------------------------------------
Savings & Loan - 2.1%                                      6,637   Anchor Bancorp Wisconsin, Inc.                     201,367
                                                          11,350   BFC Financial Corp. (a)                             62,652
                                                          16,738   Bank Mutual Corp.                                  177,423
                                                          16,742   BankAtlantic Bancorp, Inc. Class A                 234,388
                                                           5,373   BankUnited Financial Corp. Class A                 142,761
                                                           2,400   Berkshire Hills Bancorp, Inc.                       80,400
                                                           1,900   Beverly Hills Bancorp, Inc.                         19,703
                                                          22,487   Brookline Bancorp, Inc.                            318,641
                                                             500   Charter Financial Corp.                             17,855
                                                           4,702   Coastal Financial Corp.                             59,950
                                                          15,926   Commercial Capital Bancorp, Inc.                   272,653
                                                          10,149   Dime Community Bancshares, Inc.                    148,277
                                                           8,722   Fidelity Bankshares, Inc.                          285,209
                                                           1,220   First Defiance Financial Corp.                      33,050
                                                           4,026   First Financial Holdings, Inc.                     123,679
                                                           3,240   First Indiana Corp.                                111,391
                                                          39,553   First Niagara Financial Group, Inc.                572,332
                                                           3,000   First Place Financial Corp.                         72,150
                                                           8,250   First Republic Bank                                305,332
                                                           4,100   FirstFed Financial Corp. (a)                       223,532
                                                           8,250   Flagstar Bancorp, Inc.                             118,800
                                                           4,975   Flushing Financial Corp.                            77,461
                                                           3,078   Great Southern Bancorp, Inc.                        84,984
                                                           6,817   Harbor Florida Bancshares, Inc.                    252,570
                                                           3,000   Horizon Financial Corp.                             65,520
                                                           1,850   IBERIABANK Corp.                                    94,368
                                                           2,700   ITLA Capital Corp. (a)                             131,895
                                                           7,900   KNBT Bancorp, Inc.                                 128,691
                                                           6,300   Kearny Financial Corp.                              76,860
                                                           9,860   MAF Bancorp, Inc.                                  408,007
                                                             300   NASB Financial, Inc.                                11,703
                                                          17,511   Netbank, Inc.                                      125,729
                                                          39,100   NewAlliance Bancshares, Inc.                       568,514

Master Small Cap Index Series
Schedule of Investments as of December 31, 2005

                                                          Shares
Industry                                                    Held   Common Stocks                                    Value
-----------------------------------------------------------------------------------------------------------------------------
                                                           4,467   Northwest Bancorp, Inc.                      $      94,968
                                                           2,696   OceanFirst Financial Corp.                          61,361
                                                          10,065   Ocwen Financial Corp. (a)                           87,565
                                                           6,911   PFF Bancorp, Inc.                                  210,924
                                                          19,928   Partners Trust Financial Group, Inc.               240,132
                                                           2,700   Pennfed Financial Services, Inc.                    49,734
                                                           1,450   Provident Financial Holdings, Inc.                  38,135
                                                          21,358   Provident Financial Services, Inc.                 395,337
                                                          10,089   Provident New York Bancorp                         111,080
                                                           4,100   Rockville Financial, Inc. (a)                       53,505
                                                           2,400   Sound Federal Bancorp, Inc.                         45,840
                                                           8,053   Sterling Financial Corp.                           201,164
                                                           6,700   TierOne Corp.                                      197,047
                                                           7,861   United Community Financial Corp.                    92,838
                                                          32,933   W Holding Co., Inc.                                271,039
                                                             400   Westfield Financial, Inc.                            9,604
                                                                                                                -------------
                                                                                                                    7,768,120
-----------------------------------------------------------------------------------------------------------------------------
Scientific Equipment & Suppliers - 0.2%                   12,635   Newport Corp. (a)                                  171,078
                                                          11,535   Varian, Inc. (a)                                   458,978
                                                                                                                -------------
                                                                                                                      630,056
-----------------------------------------------------------------------------------------------------------------------------
Securities Brokerage & Services - 0.7%                    10,250   Archipelago Holdings, Inc. (a)(e)                  510,142
                                                           2,900   BKF Capital Group, Inc.                             54,955
                                                          13,345   CharterMac                                         282,647
                                                             700   GFI Group, Inc. (a)                                 33,201
                                                           5,200   Gladstone Investment Corp.                          70,668
                                                           5,900   IntercontinentalExchange, Inc. (a)                 214,465
                                                          13,200   Investment Technology Group, Inc. (a)              467,808
                                                          38,200   Knight Capital Group, Inc. Class A (a)             377,798
                                                          16,800   LaBranche & Co., Inc. (a)                          169,848
                                                          10,000   MarketAxess Holdings, Inc. (a)                     114,300
                                                           9,061   NCO Group, Inc. (a)                                153,312
                                                           6,000   optionsXpress Holdings, Inc.                       147,300
                                                           4,604   SWS Group, Inc.                                     96,408
                                                             200   ZipRealty, Inc. (a)                                  1,684
                                                                                                                -------------
                                                                                                                    2,694,536
-----------------------------------------------------------------------------------------------------------------------------
Services: Commercial - 3.3%                                3,963   4Kids Entertainment, Inc. (a)                       62,179
                                                          11,870   ABM Industries, Inc.                               232,058
                                                           5,605   AMN Healthcare Services, Inc. (a)                  110,867
                                                           5,461   Administaff, Inc.                                  229,635
                                                           6,900   The Advisory Board Co. (a)                         328,923
                                                           4,800   Ambassadors Group, Inc.                            109,872
                                                           3,000   Angelica Corp.                                      49,620
                                                          12,300   Autobytel, Inc. (a)                                 60,762
                                                          17,853   CBIZ, Inc. (a)                                     107,475
                                                           3,801   CDI Corp.                                          104,147
                                                           2,500   CRA International, Inc. (a)                        119,225
                                                           8,778   Casella Waste Systems, Inc. (a)                    112,271
                                                           7,572   Chemed Corp.                                       376,177
                                                           4,600   Clark, Inc.                                         60,950
                                                           6,050   CoStar Group, Inc. (a)                             261,178
                                                           8,800   Cogent, Inc. (a)                                   199,584
                                                           9,692   Coinstar, Inc. (a)                                 221,268
                                                          12,394   Corrections Corp. of America (a)                   557,358
                                                           8,800   Cross Country Healthcare, Inc. (a)                 156,464

Master Small Cap Index Series
Schedule of Investments as of December 31, 2005

                                                          Shares
Industry                                                    Held   Common Stocks                                    Value
-----------------------------------------------------------------------------------------------------------------------------
                                                          12,000   DiamondCluster International, Inc.
                                                                   Class A (a)                                  $      95,280
                                                           2,000   Escala Group, Inc. (a)(e)                           40,560
                                                           2,402   Exponent, Inc. (a)                                  68,169
                                                          12,141   FTI Consulting, Inc. (a)                           333,149
                                                           3,881   Forrester Research, Inc. (a)                        72,769
                                                           6,077   G&K Services, Inc. Class A                         238,522
                                                           2,900   The Geo Group, Inc. (a)                             66,497
                                                          10,100   Gevity HR, Inc.                                    259,772
                                                          14,900   Harris Interactive, Inc. (a)                        64,219
                                                           7,158   Heidrick & Struggles International, Inc. (a)       229,414
                                                           8,800   Hudson Highland Group, Inc. (a)                    152,768
                                                          34,500   IKON Office Solutions, Inc.                        359,145
                                                          11,100   Jackson Hewitt Tax Service, Inc.                   307,581
                                                           5,568   Kelly Services, Inc. Class A                       145,993
                                                           6,600   Kforce, Inc. (a)                                    73,656
                                                          10,668   Korn/Ferry International (a)                       199,385
                                                          17,422   Labor Ready, Inc. (a)                              362,726
                                                           5,204   MAXIMUS, Inc.                                      190,935
                                                          32,305   MPS Group, Inc. (a)                                441,609
                                                           5,542   Midas, Inc. (a)                                    101,751
                                                           2,900   Monro Muffler, Inc.                                 87,928
                                                          14,723   Navigant Consulting, Inc. (a)                      323,612
                                                           3,717   Netratings, Inc. (a)                                45,831
                                                           8,300   Nutri/System, Inc. (a)                             298,966
                                                          13,964   PHH Corp. (a)                                      391,271
                                                           8,539   Pegasus Solutions, Inc. (a)                         76,595
                                                           3,660   Pre-Paid Legal Services, Inc.                      139,849
                                                           4,400   The Providence Service Corp. (a)                   126,676
                                                          15,300   Regis Corp.                                        590,121
                                                          15,932   Resources Connection, Inc. (a)                     415,188
                                                           9,202   Rollins, Inc.                                      181,371
                                                           4,500   Sirva, Inc. (a)                                     36,000
                                                          13,300   Source Interlink Cos., Inc. (a)                    147,896
                                                          20,629   Spherion Corp. (a)                                 206,496
                                                           4,540   Startek, Inc.                                       81,720
                                                          12,089   TeleTech Holdings, Inc. (a)                        145,672
                                                          16,531   Tetra Tech, Inc. (a)                               259,041
                                                             700   Travelzoo, Inc. (a)(e)                              15,400
                                                           2,800   Unifirst Corp.                                      87,080
                                                           2,400   Vertrue, Inc. (a)                                   84,792
                                                           5,600   Viad Corp.                                         164,248
                                                           1,759   Volt Information Sciences, Inc. (a)                 33,456
                                                          12,818   Waste Connections, Inc. (a)                        441,708
                                                          13,000   Waste Services, Inc. (a)                            43,290
                                                          12,515   Watson Wyatt Worldwide, Inc.                       349,169
                                                          13,713   Wireless Facilities, Inc. (a)                       69,936
                                                           7,200   World Fuel Services Corp.                          242,784
                                                                                                                -------------
                                                                                                                   12,350,009
-----------------------------------------------------------------------------------------------------------------------------
Shipping - 0.2%                                            6,300   Gulfmark Offshore, Inc. (a)                        186,606
                                                           4,500   Horizon  Lines, Inc. Class A                        54,585
                                                           6,830   Kirby Corp. (a)                                    356,321
                                                           2,500   Maritrans, Inc.                                     65,050
                                                                                                                -------------
                                                                                                                      662,562
-----------------------------------------------------------------------------------------------------------------------------

Master Small Cap Index Series
Schedule of Investments as of December 31, 2005

                                                          Shares
Industry                                                    Held   Common Stocks                                    Value
-----------------------------------------------------------------------------------------------------------------------------
Shoes - 0.4%                                               3,800   DSW, Inc. Class A (a)                        $      99,636
                                                           1,900   Deckers Outdoor Corp. (a)(e)                        52,478
                                                          15,166   The Finish Line, Inc. Class A                      264,192
                                                           6,796   K-Swiss, Inc. Class A                              220,462
                                                           3,592   Kenneth Cole Productions, Inc. Class A              91,596
                                                           3,700   Shoe Carnival, Inc. (a)                             81,104
                                                           6,455   Skechers U.S.A., Inc. Class A (a)                   98,891
                                                           5,412   Steven Madden Ltd.                                 158,193
                                                          12,735   Stride Rite Corp.                                  172,687
                                                             300   Weyco Group, Inc.                                    5,730
                                                          18,408   Wolverine World Wide, Inc.                         413,444
                                                                                                                -------------
                                                                                                                    1,658,413
-----------------------------------------------------------------------------------------------------------------------------
Steel - 0.7%                                              37,427   AK Steel Holding Corp. (a)                         297,545
                                                           7,526   Carpenter Technology Corp.                         530,357
                                                           5,545   Chaparral Steel Co. (a)                            167,736
                                                           7,034   Gibraltar Industries, Inc.                         161,360
                                                          10,700   Oregon Steel Mills, Inc. (a)                       314,794
                                                           5,350   Schnitzer Steel Industries, Inc. Class A           163,657
                                                          11,097   Steel Dynamics, Inc.                               394,054
                                                           4,900   Steel Technologies, Inc.                           137,151
                                                           4,300   Wheeling-Pittsburgh Corp. (a)                       38,786
                                                          24,000   Worthington Industries, Inc.                       461,040
                                                                                                                -------------
                                                                                                                    2,666,480
-----------------------------------------------------------------------------------------------------------------------------
Synthetic Fibers - 0.0%                                    4,318   Wellman, Inc.                                       29,276
-----------------------------------------------------------------------------------------------------------------------------
Telecommunications Equipment - 0.9%                        1,700   Applied Signal Technology, Inc.                     38,590
                                                          31,000   Arris Group, Inc. (a)                              293,570
                                                           6,685   Audiovox Corp. Class A (a)                          92,654
                                                          15,361   Belden CDT, Inc.                                   375,269
                                                          14,434   C-COR, Inc. (a)                                     70,149
                                                          16,600   Interdigital Communications Corp. (a)              304,112
                                                           5,500   Mastec, Inc. (a)                                    57,585
                                                          14,799   Plantronics, Inc.                                  418,812
                                                          32,800   Polycom, Inc. (a)                                  501,840
                                                          27,977   Powerwave Technologies, Inc. (a)                   351,671
                                                             200   Preformed Line Products Co.                          8,558
                                                          28,150   SBA Communications Corp. Class A (a)               503,885
                                                           8,780   Spectralink Corp.                                  104,219
                                                          18,100   Symmetricom, Inc. (a)                              153,307
                                                          22,476   Terayon Corp. (a)                                   51,920
                                                                                                                -------------
                                                                                                                    3,326,141
-----------------------------------------------------------------------------------------------------------------------------
Textile Products - 0.1%                                    7,200   DHB Industries, Inc. (a)                            32,184
                                                           5,100   Dixie Group, Inc. (a)                               70,278
                                                          21,000   Innovo Group, Inc. (a)                              21,420
                                                          13,821   Interface, Inc. Class A (a)                        113,609
                                                                                                                -------------
                                                                                                                      237,491
-----------------------------------------------------------------------------------------------------------------------------
Textiles Apparel Manufacturers - 0.6%                      5,500   Carter's, Inc. (a)                                 323,675
                                                           2,500   Cherokee, Inc.                                      85,975
                                                           6,285   Guess?, Inc. (a)                                   223,746
                                                           4,700   Hartmarx Corp. (a)                                  36,707
                                                           6,182   Kellwood Co.                                       147,626
                                                           4,200   Maidenform Brands, Inc. (a)                         53,172
                                                           4,142   Oxford Industries, Inc.                            226,567
                                                           4,600   Perry Ellis International, Inc. (a)                 87,400
                                                          10,554   Phillips-Van Heusen Corp.                          341,950

Master Small Cap Index Series
Schedule of Investments as of December 31, 2005

                                                          Shares
Industry                                                    Held   Common Stocks                                    Value
-----------------------------------------------------------------------------------------------------------------------------
                                                          13,017   Russell Corp.                                $     175,209
                                                           3,500   Under Armour, Inc. Class A (a)                     134,085
                                                          13,200   The Warnaco Group, Inc. (a)                        352,704
                                                                                                                -------------
                                                                                                                    2,188,816
-----------------------------------------------------------------------------------------------------------------------------
Tires & Rubber - 0.1%                                      3,374   Bandag, Inc.                                       143,969
                                                          17,700   Cooper Tire & Rubber Co.                           271,164
                                                           2,000   Titan International, Inc.                           34,500
                                                                                                                -------------
                                                                                                                      449,633
-----------------------------------------------------------------------------------------------------------------------------
Tobacco - 0.2%                                            32,755   Alliance One International, Inc.                   127,744
                                                           5,520   Schweitzer-Mauduit International, Inc.             136,786
                                                          11,600   Star Scientific, Inc. (a)(e)                        27,260
                                                           7,856   Universal Corp.                                    340,636
                                                          10,713   Vector Group Ltd.                                  194,655
                                                                                                                -------------
                                                                                                                      827,081
-----------------------------------------------------------------------------------------------------------------------------
Toys - 0.1%                                               10,030   Jakks Pacific, Inc. (a)                            210,028
                                                           7,500   Leapfrog Enterprises, Inc. (a)(e)                   87,375
                                                                                                                -------------
                                                                                                                      297,403
-----------------------------------------------------------------------------------------------------------------------------
Transportation Miscellaneous - 0.2%                        1,600   Dynamex, Inc. (a)                                   30,496
                                                           6,900   HUB Group, Inc. Class A (a)                        243,915
                                                          14,000   Odyssey Marine Exploration, Inc. (a)                49,560
                                                          10,700   Pacer International, Inc.                          278,842
                                                           6,481   SCS Transportation, Inc. (a)                       137,721
                                                           4,700   US Xpress Enterprises, Inc. Class A (a)             81,686
                                                                                                                -------------
                                                                                                                      822,220
-----------------------------------------------------------------------------------------------------------------------------
Truckers - 0.6%                                            6,041   Arkansas Best Corp.                                263,871
                                                           4,700   Covenant Transport, Inc. Class A (a)                65,706
                                                          11,532   Forward Air Corp.                                  422,648
                                                           2,000   Frozen Food Express Industries, Inc. (a)            22,060
                                                          15,180   Heartland Express, Inc.                            308,002
                                                          16,462   Knight Transportation, Inc.                        341,268
                                                           1,950   Marten Transport Ltd. (a)                           35,529
                                                          11,025   Old Dominion Freight Line Inc. (a)                 297,454
                                                           1,200   PAM Transportation Services (a)                     21,348
                                                           3,000   USA Truck, Inc. (a)                                 87,390
                                                           1,700   Universal Truckload Services, Inc. (a)              39,100
                                                          12,400   Werner Enterprises, Inc.                           244,280
                                                                                                                -------------
                                                                                                                    2,148,656
-----------------------------------------------------------------------------------------------------------------------------
Utilities: Cable TV & Radio - 0.0%                        18,100   Mediacom Communications Corp. Class A (a)           99,369
-----------------------------------------------------------------------------------------------------------------------------
Utilities: Electrical - 1.4%                               9,066   Allete, Inc.                                       398,904
                                                          17,875   Avista Corp.                                       316,566
                                                           8,700   Black Hills Corp.                                  301,107
                                                           4,889   CH Energy Group, Inc.                              224,405
                                                           3,803   Central Vermont Public Service Corp.                68,492
                                                          14,967   Cleco Corp.                                        312,062
                                                          20,600   Duquesne Light Holdings, Inc.                      336,192
                                                          17,408   El Paso Electric Co. (a)                           366,264
                                                           9,068   The Empire District Electric Co.                   184,352
                                                          11,400   IDACORP, Inc.                                      334,020
                                                           4,200   ITC Holdings Corp.                                 117,978
                                                           5,445   MGE Energy, Inc.                                   184,640
                                                          12,900   NorthWestern Corp.                                 400,803
                                                           8,286   Otter Tail Corp.                                   240,128
                                                           4,300   Pike Electric Corp. (a)                             69,746

Master Small Cap Index Series
Schedule of Investments as of December 31, 2005

                                                          Shares
Industry                                                    Held   Common Stocks                                    Value
-----------------------------------------------------------------------------------------------------------------------------
                                                          53,177   Sierra Pacific Resources (a)                 $     693,428
                                                           4,400   UIL Holdings Corp.                                 202,356
                                                           8,883   Unisource Energy Corp.                             277,150
                                                                                                                -------------
                                                                                                                    5,028,593
-----------------------------------------------------------------------------------------------------------------------------
Utilities: Gas Distributors - 0.8%                         5,622   Cascade Natural Gas Corp.                          109,685
                                                           2,700   EnergySouth, Inc.                                   72,306
                                                           6,148   The Laclede Group, Inc.                            179,583
                                                           8,174   New Jersey Resources Corp.                         342,409
                                                          12,300   Nicor, Inc.                                        483,513
                                                           9,999   Northwest Natural Gas Co.                          341,766
                                                          10,200   Peoples Energy Corp.                               357,714
                                                           9,132   South Jersey Industries, Inc.                      266,106
                                                          13,490   Southwest Gas Corp.                                356,136
                                                          16,700   WGL Holdings, Inc.                                 502,002
                                                                                                                -------------
                                                                                                                    3,011,220
-----------------------------------------------------------------------------------------------------------------------------
Utilities: Gas Pipelines - 0.0%                           14,631   Transmontaigne, Inc. (a)                            96,565
-----------------------------------------------------------------------------------------------------------------------------
Utilities: Miscellaneous - 0.1%                          127,400   Aquila, Inc. (a)                                   458,640
-----------------------------------------------------------------------------------------------------------------------------
Utilities: Telecommunications - 1.2%                       2,000   Alaska Communications Systems Group, Inc.           20,320
                                                           5,455   CT Communications, Inc.                             66,224
                                                           4,726   Centennial Communications Corp. (a)                 73,348
                                                          74,400   Cincinnati Bell, Inc. (a)                          261,144
                                                           4,833   Commonwealth Telephone Enterprises, Inc.           163,210
                                                           4,900   Consolidated Communications Holdings, Inc.          63,651
                                                          38,500   Dobson Communications Corp. Class A (a)            292,985
                                                          11,000   FairPoint Communications, Inc.                     113,960
                                                          16,239   General Communication Inc. Class A (a)             167,749
                                                          12,300   GlobeTel Communications Corp. (a)(e)                45,387
                                                           5,592   Golden Telecom, Inc. (f)                           145,168
                                                          20,000   IDT Corp. Class B (a)                              234,000
                                                           5,600   Intrado, Inc. (a)                                  128,912
                                                           9,800   Iowa Telecommunications Services, Inc.             151,802
                                                         227,400   Level 3 Communications, Inc. (a)(e)                652,638
                                                           7,700   NeuStar, Inc. Class A (a)                          234,773
                                                           4,321   North Pittsburgh Systems, Inc.                      81,537
                                                          21,200   Premiere Global Services, Inc. (a)                 172,356
                                                          13,989   Price Communications Corp. (a)                     208,016
                                                           6,100   RCN Corp. (a)                                      143,045
                                                           1,600   Shenandoah Telecom Co.                              63,744
                                                           4,300   SureWest Communications                            113,391
                                                          11,533   Talk America Holdings, Inc. (a)                     99,530
                                                          19,400   Time Warner Telecom, Inc. Class A (a)              191,090
                                                           7,820   USA Mobility, Inc.                                 216,770
                                                          27,000   Ubiquitel, Inc. (a)                                267,030
                                                          12,800   Valor Communications Group, Inc. (e)               145,920
                                                                                                                -------------
                                                                                                                    4,517,700
-----------------------------------------------------------------------------------------------------------------------------
Utilities: Water - 0.2%                                    4,785   American States Water Co.                          147,378
                                                           4,996   California Water Service Group                     190,997
                                                           2,389   Connecticut Water Service, Inc.                     58,554
                                                           3,382   Middlesex Water Co.                                 58,644
                                                           1,974   SJW Corp.                                           89,817
                                                           3,184   Southwest Water Co.                                 45,557
                                                                                                                -------------
                                                                                                                      590,947
-----------------------------------------------------------------------------------------------------------------------------
Wholesale & International Trade - 0.1%                     6,450   Central European Distribution Corp. (a)            258,903
-----------------------------------------------------------------------------------------------------------------------------

Master Small Cap Index Series
Schedule of Investments as of December 31, 2005

                                                          Shares
Industry                                                    Held   Common Stocks                                    Value
-----------------------------------------------------------------------------------------------------------------------------
Wholesalers - 0.3%                                         6,650   Brightpoint, Inc. (a)                        $     184,404
                                                           3,000   Earle M. Jorgensen Holding Company, Inc. (a)        27,690
                                                           5,600   LKQ Corp. (a)                                      193,872
                                                           8,200   Prestige Brands Holdings, Inc. (a)                 102,500
                                                          10,069   United Stationers, Inc. (a)                        488,347
                                                                                                                -------------
                                                                                                                      996,813
-----------------------------------------------------------------------------------------------------------------------------
                                                                   Total Common Stocks
                                                                   (Cost - $291,937,655) - 99.7%                  368,885,577
-----------------------------------------------------------------------------------------------------------------------------

                                                                   Mutual Funds
-----------------------------------------------------------------------------------------------------------------------------
Investment Management Companies - 0.0%                     4,700   Gladstone Capital Corp. (e)                        100,486
-----------------------------------------------------------------------------------------------------------------------------
                                                                   Total Mutual Funds
                                                                   (Cost - $99,942) - 0.0%                            100,486
-----------------------------------------------------------------------------------------------------------------------------

                                                                   Rights
-----------------------------------------------------------------------------------------------------------------------------
Retail - 0.0%                                                777   dELiA*s, Inc. (g)                                      777
-----------------------------------------------------------------------------------------------------------------------------
                                                                   Total Rights
                                                                   (Cost - $0) - 0.0%                                     777
-----------------------------------------------------------------------------------------------------------------------------

                                                      Beneficial
                                                        Interest   Other Interests (b)
-----------------------------------------------------------------------------------------------------------------------------
Oil: Crude Producers - 0.0%                          $       500   PetroCorp Inc. (Escrow Shares)                           0
-----------------------------------------------------------------------------------------------------------------------------
                                                                   Total Other Interests
                                                                   (Cost - $0) - 0.0%                                       0
-----------------------------------------------------------------------------------------------------------------------------

                                                                   Short-Term Securities
-----------------------------------------------------------------------------------------------------------------------------
                                                     $   641,675   Merrill Lynch Liquidity Series, LLC                641,675
                                                                   Cash Sweep Series I (c)

                                                      13,465,055   Merrill Lynch Liquidity Series, LLC             13,465,055
                                                                   Money Market Series (c)(d)
-----------------------------------------------------------------------------------------------------------------------------
                                                                   Total Short-Term Securities
                                                                   (Cost - $14,106,730) - 3.8%                     14,106,730
-----------------------------------------------------------------------------------------------------------------------------
                                                                   Total Investments
                                                                   (Cost - $306,144,327*) - 103.5%                383,093,570

                                                                   Liabilities in Excess of Other
                                                                   Assets - (3.5%)                                (12,948,221)
                                                                                                                -------------
                                                                   Net Assets - 100.0%                          $ 370,145,349
                                                                                                                =============

* The cost and unrealized appreciation (depreciation) of investments, as of December 31, 2005, as computed for federal income tax purposes, were as follows:

      Aggregate cost                                              $ 309,875,971
                                                                  =============
      Gross unrealized appreciation                               $  98,880,176
      Gross unrealized depreciation                                 (25,662,577)
                                                                  -------------
      Net unrealized appreciation                                 $  73,217,599
                                                                  =============

(a)   Non-income producing security.
(b) Other interests represent beneficial interest in liquidation trusts and other reorganization entities and are non-income producing.
(c) Investments in companies considered to be an affiliate of the Series, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

      -----------------------------------------------------------------------------------------------------
                                                                                   Net             Interest
      Affiliate                                                                 Activity            Income
      -----------------------------------------------------------------------------------------------------
      Merrill Lynch Liquidity Series, LLC Cash Sweep Series I                 $ (8,347,915)       $ 464,626
      Merrill Lynch Liquidity Series, LLC Money Market Series                 $  1,812,667        $ 210,148
      -----------------------------------------------------------------------------------------------------

Master Small Cap Index Series
Schedule of Investments as of December 31, 2005

(d)   Security was purchased with the cash proceeds from securities loans.
(e)   Security, or a portion of security, is on loan.
(f)   Depositary receipts.
(g)   The rights may be exercised until 1/27/2006.

o Financial futures contracts purchased as of December 31, 2005 were as follows:

      --------------------------------------------------------------------------
      Number of                         Expiration       Face        Unrealized
      Contracts          Issue              Date         Value      Depreciation
      --------------------------------------------------------------------------
          4       Russell 2000 Index     March 2006   $ 1,357,448      $ (848)
      --------------------------------------------------------------------------

o For Series compliance purposes, the Series' industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Series management. This definition may not apply for the purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets. These industry classifications are unaudited.

Item 7 - Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies - Not Applicable

Item 8 - Portfolio Managers of Closed-End Management Investment Companies - Not Applicable

Item 9 - Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers - Not Applicable

Item 10 - Submission of Matters to a Vote of Security Holders - Not Applicable

Item 11 - Controls and Procedures

11(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

11(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal half-year of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12 - Exhibits attached hereto

12(a)(1) - Code of Ethics - See Item 2

12(a)(2) - Certifications - Attached hereto

12(a)(3) - Not Applicable

12(b) - Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Small Cap Index Fund of Merrill Lynch Index Funds, Inc. and Master Small Cap Index Series of Quantitative Master Series Trust


By: /s/ Robert C. Doll, Jr.
    -------------------------------
    Robert C. Doll, Jr.,
    Chief Executive Officer of
    Small Cap Index Fund of Merrill Lynch Index Funds, Inc. and Master Small Cap Index Series of Quantitative Master Series Trust

Date: February 21, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Robert C. Doll, Jr.
    -------------------------------
    Robert C. Doll, Jr.,
    Chief Executive Officer of
    Small Cap Index Fund of Merrill Lynch Index Funds, Inc. and Master Small Cap Index Series of Quantitative Master Series Trust

Date: February 21, 2006


By: /s/ Donald C. Burke
    -------------------------------
    Donald C. Burke,
    Chief Financial Officer of
    Small Cap Index Fund of Merrill Lynch Index Funds, Inc. and Master Small Cap Index Series of Quantitative Master Series Trust

Date: February 21, 2006